AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2000
                                                              FILE NO. 033-87376

                                                                        811-8914
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------
                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                        |X|
                            PRE-EFFECTIVE AMENDMENT
                                     NO.                                     [ ]

                       POST-EFFECTIVE AMENDMENT NO. 10                       |X|

                                     AND/OR
                             REGISTRATION STATEMENT
                                      UNDER

                     THE INVESTMENT COMPANY ACT OF 1940                      |X|
                              AMENDMENT NO. 10                               |X|

                        (CHECK APPROPRIATE BOX OR BOXES.)
                           -------------------------
                         PHL VARIABLE ACCUMULATION ACCOUNT
                           (EXACT NAME OF REGISTRANT)
                         PHL VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                           -------------------------
               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)
                           -------------------------
                                  Dona D. Young
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)
                           -------------------------
                                    Copy to:

                               Edwin L. Kerr, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                           -------------------------

   It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b) of Rule 485
   | | on ____________ pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:

   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
                           -------------------------
================================================================================

                        PHL VARIABLE ACCUMULATION ACCOUNT
                                  REGISTRATION
                              STATEMENT ON FORM N-4

                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4


                 Form N-4 Item    Prospectus/Statement of Additional Information
Caption
                  PART A - INFORMATION REQUIRED IN A PROSPECTUS


 1.   Cover Page ..............................................    Cover Page

 2.   Definitions .............................................    Special Terms

 3.   Synopsis.................................................    Summary of Expenses; Summary

 4.   Condensed Financial Information .........................    Financial Highlights

 5.   General Description of Registrant, Depositor and.........    PHL Variable Insurance Company and the PHL Variable
         Portfolio Companies...................................    Accumulation Account; The Fund; Voting Rights

 6.   Deductions and Expenses .................................    Deductions and Charges; Sales of Variable Accumulation
                                                                   Contracts

 7.   General Description of Variable Annuity Contracts........    The Variable Accumulation Annuity; Purchase of Contracts;
                                                                   The Accumulation Period; Miscellaneous Provisions

 8.   Annuity Period ..........................................    The Annuity Period

 9.   Death Benefits...........................................    Payment Upon Death Before Maturity Date; Payment Upon
                                                                   Death After Maturity Date

10.   Purchases and Contract Value ............................    Purchase of Contracts; The Accumulation Period; Variable
                                                                   Account Valuation Procedures; Sales of Variable
                                                                   Accumulation Contracts

11.   Redemptions..............................................    Surrender of Contracts; Partial Withdrawals; Free Look
                                                                   Period

12.   Taxes ...................................................    Federal Income Taxes


13.   Legal Proceedings........................................    Legal Matters


14.   Table of Contents of the Statement of Additional

         Information...........................................    SAI

     PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


15.   Cover Page ..............................................    Cover Page

16.   Table of Contents .......................................    Table of Contents

17.   General Information and History .........................    Not Applicable

18.   Services.................................................    Not Applicable

19.   Purchase of Securities Being Offered.....................    Appendix

20.   Underwriters ............................................    Underwriter

21.   Calculation of Performance Data..........................    Calculation of Yield and Return

22.   Annuity Payments.........................................    Calculation of Annuity Payments

23.   Financial Statements ....................................    Financial Statements

Note: This Registration Statement contains two prospectuses (Versions A and B). This Registration Statement also contains two Statements of Additional Information, each corresponding to its respective prospectus.

                                                                     [VERSION A]

                                                          THE BIG EDGE CHOICE(R)
                                                                VARIABLE ANNUITY

                                                                       Issued by

                                                  PHL VARIABLE INSURANCE COMPANY




IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:

[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[telephone] Tel. 800/541-0171



PROSPECTUS                                                           MAY 1, 2000



This Prospectus describes a variable accumulation deferred annuity contract. The Contract is designed to provide you with retirement income in the future. The Contract offers a variety of variable and fixed investment options.



You may allocate payments and contract value to one or more of the subaccounts of the VA Account, the Guaranteed Interest Account ("GIA"), and the MVA. The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds:




THE PHOENIX EDGE SERIES FUND
----------------------------
MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Nifty Fifty Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Oakhurst Balanced Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC
[diamond] Phoenix-Aberdeen New Asia Series

MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series


MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
[diamond] Phoenix-Bankers Trust Dow 30 Series
[diamond] Phoenix-Federated U.S. Government Bond Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series
[diamond] Phoenix-Janus Equity Income Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series
[diamond] Phoenix-Morgan Stanley Focus Equity Series
[diamond] Phoenix-Schafer Mid-Cap Value Series

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------
MANAGED BY BANKERS TRUST COMPANY
[diamond] EAFE(R) Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
[diamond] Technology Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
MANAGED BY TEMPLETON GLOBAL ADVISORS LIMITED
[diamond] Templeton Growth Securities Fund -- Class 2

MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
[diamond] Templeton Asset Strategy Fund -- Class 2
[diamond] Templeton International Securities Fund -- Class 2

MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
[diamond] Templeton Developing Markets Securities Fund -- Class 2

MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC
[diamond] Mutual Shares Securities Fund-- Class 2


WANGER ADVISORS TRUST
---------------------
MANAGED BY WANGER ASSET MANAGEMENT, L.P.
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Small Cap

    It may not be in your best interest to purchase a Contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed Contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any taxes.

The Contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of Contract Values and possible loss of principal.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This Prospectus is valid only if accompanied or preceded by current prospectuses for the Funds and the MVA. You should read and keep these prospectuses for future reference.

This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") has been filed with the SEC and is available free of charge by calling Variable Annuity Operations at 800/541-0171.

                                TABLE OF CONTENTS
Heading                                                     Page
--------------------------------------------------------------------------------

SPECIAL TERMS.............................................    4

SUMMARY OF EXPENSES.......................................    6
CONTRACT SUMMARY..........................................   11
FINANCIAL HIGHLIGHTS......................................   13
PERFORMANCE HISTORY.......................................   18
THE VARIABLE ACCUMULATION ANNUITY.........................   18
PHL VARIABLE AND THE ACCOUNT .............................   18
INVESTMENTS OF THE ACCOUNT................................   18
   The Phoenix Edge Series Fund...........................   18
   Deutsche Asset Management VIT Funds....................   19
   Federated Insurance Series.............................   20
   The Universal Institutional Funds, Inc.................   20
   Franklin Templeton Variable Insurance Products Trust...   20
   Wanger Advisors Trust..................................   20
   Investment Advisors....................................   21
   Services of the Advisors...............................   21
MVA.......................................................   21
PURCHASE OF CONTRACTS.....................................   22
DEDUCTIONS AND CHARGES....................................   22
   Premium Tax............................................   22
   Surrender Charges......................................   22
   Charges for Mortality and Expense Risks................   23
   Charges for Administrative Services....................   23
   Market Value Adjustment................................   23
   Other Charges..........................................   23
THE ACCUMULATION PERIOD...................................   23
   Accumulation Units.....................................   23
   Accumulation Unit Values...............................   24
   Transfers .............................................   24
   Optional Programs & Benefits...........................   25
      Dollar Cost Averaging Program.......................   25
      Asset Rebalancing Program...........................   25
   Surrender of Contract; Partial Withdrawals.............   25
   Lapse of Contract......................................   25
   Payment Upon Death Before Maturity Date ...............   26
THE ANNUITY PERIOD .......................................   26
   Variable Accumulation Annuity Contracts................   26
   Annuity Options .......................................   27
     Option A--Life Annuity with Specified Period Certain.   27
     Option B--Non-Refund Life Annuity....................   27
     Option D--Joint and Survivor Life Annuity............   27
     Option E--Installment Refund Life Annuity............   28
     Option F--Joint and Survivor Life Annuity with
         10-Year Period Certain ..........................   28
     Option G--Payments for Specified Period..............   28
     Option H--Payments of Specified Amount...............   28
     Option I--Variable Payment Life Annuity with
         10-Year Period Certain ..........................   28
     Option J--Joint Survivor Variable Payment Life
         Annuity with 10-Year Period Certain .............   28
     Option K--Variable Payment Annuity for a
         Specified Period ................................   28
     Option L--Variable Payment Life Expectancy
         Annuity..........................................   28
     Option M--Unit Refund Variable Payment Life
         Annuity..........................................   28
     Option N--Variable Payment Non-Refund Life
        Annuity...........................................   28
     Other Options and Rates..............................   28
     Other Conditions.....................................   28
   Payment Upon Death After Maturity Date.................   29
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   29
   Valuation Date.........................................   29
   Valuation Period.......................................   29
   Accumulation Unit Value................................   29
   Net Investment Factor..................................   29
MISCELLANEOUS PROVISIONS..................................   29
   Assignment.............................................   29
   Deferment of Payment ..................................   29
   Free Look Period.......................................   30
   Amendments to Contracts................................   30
   Substitution of Fund Shares............................   30
   Ownership of the Contract..............................   30
FEDERAL INCOME TAXES......................................   30
   Introduction...........................................   30
   Income Tax Status......................................   30
   Taxation of Annuities in General--Non-Qualified Plans..   31
     Surrenders or Withdrawals Prior to the Contract
        Maturity Date.....................................   31
     Surrenders or Withdrawals On or After the Contract
        Maturity Date.....................................   31
     Penalty Tax on Certain Surrenders and Withdrawals....   31
   Additional Considerations..............................   32
   Diversification Standards .............................   33
   Qualified Plans........................................   33
     Tax Sheltered Annuities ("TSAs") ....................   34
     Keogh Plans..........................................   34
     Individual Retirement Accounts.......................   34
     Corporate Pension and Profit-Sharing Plans...........   35
     Deferred Compensation Plans with Respect to
        Service for State and Local Governments and
        Tax Exempt Organizations..........................   35
     Penalty Tax on Certain Surrenders and Withdrawals
        from Qualified Plans..............................   35
     Seek Tax Advice......................................   36
SALES OF VARIABLE ACCUMULATION CONTRACTS .................   36
STATE REGULATION .........................................   36
REPORTS ..................................................   36
VOTING RIGHTS ............................................   36
TEXAS OPTIONAL RETIREMENT PROGRAM ........................   37
LEGAL MATTERS ............................................   37
SAI.......................................................   37
APPENDIX A - PERFORMANCE HISTORY..........................   38
APPENDIX B - THE GUARANTEED INTEREST ACCOUNT..............   41
APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES.................   42

SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each Subaccount used to determine the value of a Contract and the interest in the Subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The annuitant will be the primary Annuitant as shown on the Contract's Schedule Page while that person is living, and will then be the contingent Annuitant, if that person is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

CLAIM DATE: The Contract Value next determined following receipt of due proof.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity, to whom we issue the Contract. The Contract Owner has the sole right to exercise all rights and privileges under the Contract as provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity specified. However, under Contracts used with certain tax-qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named in the application, the Annuitant will be the Owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the Contract Value is the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any Subaccount.


FUNDS: The Phoenix Edge Series Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.


GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a Contract. LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if held to maturity. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the Owner when annuity payments will begin. The Maturity Date will not be any earlier than the fifth Contract anniversary and no later than the Annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a Contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all Contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a Contract to make a payment on the death of the Owner or Annuitant anytime: (a) before the Maturity

Date of a Contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a Fund.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.


VAO: Variable Annuity Operations.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected Subaccounts.

VPMO: The Variable Products Mail Operation division of PHL Variable that receives and processes incoming mail for Variable Annuity Operations.

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                              ALL SUBACCOUNTS

Sales Charges Imposed on Purchases......................................   None

Deferred Surrender Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1................................     7%
    Age of Payment in Complete Years 1-2................................     6%
    Age of Payment in Complete Years 2-3................................     5%
    Age of Payment in Complete Years 3-4................................     4%
    Age of Payment in Complete Years 4-5................................     3%
    Age of Payment in Complete Years 5-6................................     2%
    Age of Payment in Complete Years 6-7................................     1%
    Age of Payment in Complete Years 7 and thereafter...................   None

Exchange Fee-- Maximum Allowable Charge Per Exchange....................    $10

ANNUAL ADMINISTRATIVE CHARGE

    Maximum.............................................................   $35

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

    Mortality and Expense Risk Fee......................................  1.25%
    Daily Administrative Fee............................................ 0.125%
                                                                         ------

Total Separate Account Annual Expenses.................................. 1.375%

1 A surrender charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if the payments have not been held under the Contract for a certain period of time. However, each year an amount up to 10% of the Contract Value as of the end of the previous Contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    OTHER EXPENSES  TOTAL EXPENSES  TOTAL EXPENSES
                          SERIES                           MANAGEMENT   RULE 12B-1      BEFORE          BEFORE           AFTER
                                                              FEES         FEES     REIMBURSEMENT1  REIMBURSEMENT   REIMBURSEMENT(2)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                 .75%         N/A           .26%           1.01%            1.01%
Phoenix-Aberdeen New Asia                                     1.00%         N/A          1.39%           2.39%            1.25%
Phoenix-Bankers Trust Dow 30                                   .35%         N/A          1.40%(4)        1.75%(4)          .50%
Phoenix-Duff & Phelps Real Estate Securities                   .75%         N/A           .56%           1.31%            1.00%
Phoenix-Engemann Capital Growth                                .62%         N/A           .06%            .68%             .68%
Phoenix-Engemann Nifty Fifty                                   .90%         N/A           .53%           1.43%            1.05%
Phoenix-Federated U.S. Government Bond                         .60%         N/A          1.70%(4)        2.30%(4)          .75%
Phoenix-Goodwin Money Market                                   .40%         N/A           .17%            .57%             .55%
Phoenix-Goodwin Multi-Sector Fixed Income                      .50%         N/A           .21%            .71%             .65%
Phoenix-Hollister Value Equity                                 .70%         N/A          1.33%           2.03%             .85%
Phoenix-J.P. Morgan Research Enhanced Index                    .45%         N/A           .30%            .75%             .55%
Phoenix-Janus Equity Income                                    .85%         N/A          1.40%(4)        2.25%(4)         1.00%
Phoenix-Janus Flexible Income                                  .80%         N/A          1.65%(4)        2.45%(4)          .95%
Phoenix-Janus Growth                                           .85%         N/A          1.05%(4)        1.90%(4)         1.00%
Phoenix-Morgan Stanley Focus Equity                            .85%         N/A          1.30%(4)        2.15%(4)         1.00%
Phoenix-Oakhurst Balanced                                      .54%         N/A           .16%            .70%             .70%
Phoenix-Oakhurst Growth and Income                             .70%         N/A           .31%           1.01%             .85%
Phoenix-Oakhurst Strategic Allocation                          .58%         N/A           .12%            .70%             .70%
Phoenix-Schafer Mid-Cap Value                                 1.05%         N/A          1.53%           2.58%            1.20%
Phoenix-Seneca Mid-Cap Growth                                  .80%         N/A          1.24%           2.04%            1.05%
Phoenix-Seneca Strategic Theme                                 .75%         N/A           .22%            .97%             .97%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund                                       .45%         N/A           .69%           1.15%             .65%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II              .60%         N/A           .24%            .84%             .84%
Federated High Income Bond Fund II                            .60%         N/A           .19%            .79%             .79%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          .80%         N/A          1.85%(4)        2.65%(4)         1.15%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2(6)                     .60%        .25%(3)        .19%           1.04%            1.04%
Templeton Asset Strategy Fund--Class 2(5,6)                   .60%        .25%(3)        .18%           1.03%            1.03%
Templeton Developing Markets Securities Fund--Class 2(5,6)   1.25%        .25%(3)        .31%           1.81%            1.81%
Templeton Growth Securities Fund--Class 2(6)                  .83%        .25%(3)        .05%           1.13%            1.13%
Templeton International Securities Fund--Class 2(5,6)         .69%        .25%(3)        .19%           1.13%            1.13%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                         1.00%         N/A          2.45%           3.45%            1.45%
Wanger International Small Cap                               1.25%         N/A           .24%           1.49%            1.49%
Wanger Twenty                                                 .95%         N/A          1.17%           2.12%            1.35%
Wanger U.S. Small Cap                                         .95%         N/A           .07%           1.02%            1.02%
-----------------------------------------------------------------------------------------------------------------------------------

1 Each series pays a portion or all of its expenses other than the management fee. The Phoenix-J.P. Morgan Research Enhanced Index Series will pay up to .10%; the Phoenix-Engemann Capital Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Oakhurst Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Oakhurst Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity, Phoenix-Schafer Mid-Cap Value, Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth and Phoenix-Morgan Stanley Focus Equity Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Seneca Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap will pay up to .60%, and the Wanger Twenty will pay up to .40%.
2 Reflects the effect of any management fee waivers and reimbursement of expenses.
3 The fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the fund's prospectus.
4 These figures are estimates; these series have been available for less than six months as of the date of this prospectus.
5 On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust, effective 5/1/00.
6 The table shows total expenses based on the new fees and assets as of 12/31/99 and not the assets of the combined funds. The following table estimates what the total expenses would be based on the assets of the combined funds as of 5/1/00:

------------------------------------------------------------------------------------------------------------------------------------
                                                                           RULE 12B-1
ESTIMATED ANNUAL EXPENSES FROM  5/1/00                  MANAGEMENT FEES       FEES        OTHER EXPENSES    TOTAL OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                      .60%              .25%             .19%              1.04%
Templeton Asset Strategy Fund - Class 2                      .60%              .25%             .14%               .99%
Templeton Developing Markets Securities Fund - Class 2      1.25%              .25%             .29%              1.79%
Templeton Growth Securities Fund - Class 2                   .80%              .25%             .05%              1.10%
Templeton International Securities Fund - Class 2            .65%              .25%             .20%              1.10%

------------------------------------------------------------------------------------------------------------------------------------

    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors that affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES:

    If you surrender your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR         3 YEARS          5 YEARS         10 YEARS
                                                                        ------         -------          -------         --------

Phoenix-Aberdeen International Series...........................        $ 90             $128             $166             $288
Phoenix-Aberdeen New Asia Series................................         103              166              230              414
Phoenix-Bankers Trust Dow 30 Series(2)..........................          97              148              N/A              N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............          93              136              180              317
Phoenix-Engemann Capital Growth Series..........................          87              118              150              255
Phoenix-Engemann Nifty Fifty Series.............................          94              139              186              328
Phoenix-Federated U.S. Government Bond Series(2)................         102              164              N/A              N/A
Phoenix-Goodwin Money Market Series.............................          86              115              144              244
Phoenix-Goodwin Multi-Sector Fixed Income Series................          87              119              151              258
Phoenix-Hollister Value Equity Series...........................         100              156              214              383
Phoenix-J.P. Morgan Research Enhanced Index Series .............          88              120              153              262
Phoenix-Janus Equity Income Series(2)...........................         102              162              N/A              N/A
Phoenix-Janus Flexible Income Series(2).........................         104              168              N/A              N/A
Phoenix-Janus Growth Series(2)..................................          99              153              N/A              N/A
Phoenix-Morgan Stanley Focus Equity Series2.....................         101              160              N/A              N/A
Phoenix-Oakhurst Balanced Series................................          87              119              151              257
Phoenix-Oakhurst Growth and Income Series.......................          90              128              166              288
Phoenix-Oakhurst Strategic Allocation Series....................          87              119              151              257
Phoenix-Schafer Mid-Cap Value Series............................         105              171              239              430
Phoenix-Seneca Mid-Cap Growth Series............................         100              157              214              384
Phoenix-Seneca Strategic Theme Series...........................          90              126              164              284
EAFE(R)Equity Index Fund(1).....................................          92              132              N/A              N/A
Federated Fund for U.S. Government Securities II(1).............          89              123              N/A              N/A
Federated High Income Bond Fund II(1)...........................          88              121              N/A              N/A
Technology Portfolio(2).........................................         106              173              N/A              N/A
Mutual Shares Securities Fund -- Class 2........................          91              128              167              291
Templeton Asset Strategy Fund -- Class 2........................          90              128              167              290
Templeton Developing Markets Securities Fund -- Class 2.........          98              150              204              364
Templeton Growth Securities Fund -- Class 2.....................          91              131              172              300
Templeton International Securities Fund -- Class 2..............          91              131              172              300
Wanger Foreign Forty............................................         113              195              276              499
Wanger International Small Cap..................................          95              141              189              334
Wanger Twenty...................................................         101              159              218              391
Wanger U.S. Small Cap...........................................          90              128              166              289

-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    If you annuitize your Contract the end of the applicable time periods: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR         3 YEARS          5 YEARS         10 YEARS
                                                                        ------         -------          -------         --------

Phoenix-Aberdeen International Series...........................        $ 90             $128              $135            $288
Phoenix-Aberdeen New Asia Series................................         103              166               202             414
Phoenix-Bankers Trust Dow 30 Series(2)..........................          97              148               N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............          93              136               150             317
Phoenix-Engemann Capital Growth Series..........................          87              118               119             255
Phoenix-Engemann Nifty Fifty Series.............................          94              139               156             328
Phoenix-Federated U.S. Government Bond Series(2)................         102              164               N/A             N/A
Phoenix-Goodwin Money Market Series.............................          86              115               113             244
Phoenix-Goodwin Multi-Sector Fixed Income Series................          87              119               120             258
Phoenix-Hollister Value Equity Series...........................         100              156               185             383
Phoenix-J.P. Morgan Research Enhanced Index Series .............          88              120               122             262
Phoenix-Janus Equity Income Series(2)...........................         102              162               N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................         104              168               N/A             N/A
Phoenix-Janus Growth Series(2)..................................          99              153               N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................         101              160               N/A             N/A
Phoenix-Oakhurst Balanced Series................................          87              119               120             257
Phoenix-Oakhurst Growth and Income Series.......................          90              128               135             288
Phoenix-Oakhurst Strategic Allocation Series....................          87              119               120             257
Phoenix-Schafer Mid-Cap Value Series............................         105              171               210             430
Phoenix-Seneca Mid-Cap Growth Series............................         100              157               185             384
Phoenix-Seneca Strategic Theme Series...........................          90              126               133             284
EAFE(R)Equity Index Fund(1).....................................          92              132               N/A             N/A
Federated Fund for U.S. Government Securities II(1).............          89              123               N/A             N/A
Federated High Income Bond Fund II(1)...........................          88              121               N/A             N/A
Technology Portfolio(2).........................................         106              173               N/A             N/A
Mutual Shares Securities Fund -- Class 2........................          91              128               137             291
Templeton Asset Strategy Fund -- Class 2........................          90              128               136             290
Templeton Developing Markets Securities Fund -- Class 2.........          98              150               174             364
Templeton Growth Securities Fund -- Class 2.....................          91              131               141             300
Templeton International Securities Fund -- Class 2..............          91              131               141             300
Wanger Foreign Forty............................................         113              195               249             499
Wanger International Small Cap..................................          95              141               159             334
Wanger Twenty...................................................         101              159               189             391
Wanger U.S. Small Cap...........................................          90              128               136             289

-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    If you do not surrender your Contract: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR         3 YEARS          5 YEARS         10 YEARS
                                                                        ------         -------          -------         --------

Phoenix-Aberdeen International Series...........................        $ 26             $ 79              $135            $288
Phoenix-Aberdeen New Asia Series................................          39              120               202             414
Phoenix-Bankers Trust Dow 30 Series(2)..........................          33              101               N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............          29               88               150             317
Phoenix-Engemann Capital Growth Series..........................          22               69               119             255
Phoenix-Engemann Nifty Fifty Series.............................          30               92               156             328
Phoenix-Federated U.S. Government Bond Series(2)................          39              117               N/A             N/A
Phoenix-Goodwin Money Market Series.............................          21               66               113             244
Phoenix-Goodwin Multi-Sector Fixed Income Series................          23               70               120             258
Phoenix-Hollister Value Equity Series...........................          36              109               185             383
Phoenix-J.P. Morgan Research Enhanced Index Series .............          23               71               122             262
Phoenix-Janus Equity Income Series(2)...........................          38              116               N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................          40              121               N/A             N/A
Phoenix-Janus Growth Series(2)..................................          35              105               N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................          37              113               N/A             N/A
Phoenix-Oakhurst Balanced Series................................          23               70               120             257
Phoenix-Oakhurst Growth and Income Series.......................          26               79               135             288
Phoenix-Oakhurst Strategic Allocation Series....................          23               70               120             257
Phoenix-Schafer Mid-Cap Value Series............................          41              125               210             430
Phoenix-Seneca Mid-Cap Growth Series............................          36              110               185             384
Phoenix-Seneca Strategic Theme Series...........................          25               78               133             284
EAFE(R)Equity Index Fund(1).....................................          27               83               N/A             N/A
Federated Fund for U.S. Government Securities II(1).............          24               74               N/A             N/A
Federated High Income Bond Fund II(1)...........................          24               73               N/A             N/A
Technology Portfolio(2)...........................................        42              127               N/A             N/A
Mutual Shares Securities Fund -- Class 2.........................         26               80               137             291
Templeton Asset Strategy Fund -- Class 2.........................         26               80               136             290
Templeton Developing Markets Securities Fund -- Class 2..........         34              103               174             364
Templeton Growth Securities Fund -- Class 2......................         27               83               141             300
Templeton International Securities Fund -- Class 2...............         27               83               141             300
Wanger Foreign Forty............................................          50              150               249             499
Wanger International Small Cap..................................          31               93               159             334
Wanger Twenty...................................................          37              112               189             391
Wanger U.S. Small Cap...........................................          26               79               136             289

-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1999, except as indicated. The tables reflect expenses of the Account as well as of the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.


    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will control.


OVERVIEW
    The Contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals.

    The Contract offers a combination of investment options both variable and fixed. Investments in the Subaccounts provide returns that are variable and depend upon the performance of the underlying Funds. Allocations to either the GIA or MVA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES
FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the Maturity Date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the Subaccounts, the GIA and the MVA.

[diamond] Transfers between the Subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The Contract Value varies with the investment performance of the Funds and is not guaranteed.

[diamond] The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--4%).

WITHDRAWALS
[diamond] You may partially or fully surrender the Contract anytime for its Contract Value less any applicable surrender charge and premium tax.

[diamond] During the first Contract Year, you may withdraw up to 10% of the Contract Value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the Contract Value as of the last Contract Anniversary without a surrender charge.

DEATH BENEFIT
    The Contract provides for payment on the death of the Owner or the Annuitant anytime before the Maturity Date of the Contract.

DEDUCTIONS AND CHARGES
GENERALLY
[diamond] No deductions are made from payments.

[diamond] A deduction for surrender charges may occur when you surrender your Contract or request a withdrawal if the assets have not been held under the Contract for a specified period.

[diamond] No deduction for surrender charges after the Annuity Period has begun, unless you make unscheduled withdrawals under Annuity Options K or L.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charge is imposed if the Annuitant or Owner dies before the date that annuity payments will begin.

[diamond] A declining surrender charge is assessed on withdrawals in excess of 10% of the Account Value, based on the date the payments are deposited:

===============================================================
Percent                 7%   6%   5%   4%   3%   2%   1%  0%
---------------------------------------------------------------
Age of Payment in       0    1    2    3    4    5    6   7+
Complete Years
===============================================================

[diamond] The total deferred surrender charges on a Contract will never exceed
          9% of the total payments.

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the Contact Value upon annuitization.
          o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the

              Contract, Maturity Date or payment of death proceeds. See "Premium Tax."

[diamond] Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of Contract charges."

    In addition, certain charges are deducted from the assets of the Funds for investment management services. See the prospectuses for the Funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the Contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the Contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.


LAPSE
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

                        PHL VARIABLE ACCUMULATION ACCOUNT

                              FINANCIAL HIGHLIGHTS
                            ACCUMULATION UNIT VALUES
       (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE
                               INDICATED PERIOD)


    The following tables show how the value of one unit of each Subaccount changed during each of the years 1995 through 1999. As you will note not all Subaccounts were operating in all of those years. All units began with a value of 1.000000. Thereafter, the unit value reflects the cumulative investment experience of the Subaccount. These tables are highlights only, you may obtain more detailed information in the financial statements contained in the Statement of Additional Information.

Following are financial highlights for the period indicated.

                    PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                              YEAR ENDED DECEMBER 31,                      INCEPTION
                                                                              -----------------------                     7/31/95 TO
                                                                 1999           1998           1997           1996          12/31/95
                                                                 ----           ----           ----           ----          --------
Unit value, beginning of period............................  $1.648539       $1.306260      $1.181847       $1.009660      $1.000000
Unit value, end of period..................................  $2.106066       $1.648539      $1.306260       $1.181847      $1.009660
                                                             =========       =========      =========       =========      =========
Number of units outstanding (000)..........................     21,574          15,694          7,089           3,095            133

                      PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                     YEAR ENDED DECEMBER 31,              1/29/96 TO
                                                                                1999           1998           1997          12/31/96
                                                                                ----           ----           ----          --------
Unit value, beginning of period...........................................  $0.626694        $0.665071      $0.997488      $1.000000
Unit value, end of period.................................................  $0.933392        $0.626694      $0.665071      $0.997488
                                                                            =========        =========      =========      =========
Number of units outstanding (000).........................................      5,775            3,949          3,655          1,133

                     PHOENIX-BANKERS TRUST DOW 30 SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                            12/29/99
                                                                                                                            12/31/99
                                                                                                                            --------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.019949
                                                                                                                           =========
Number of units outstanding (000)....................................................................................          0.181

             PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                              YEAR ENDED DECEMBER 31,                      INCEPTION
                                                                              -----------------------                     7/31/95 TO
                                                                 1999           1998           1997           1996          12/31/95
                                                                 ----           ----           ----           ----          --------
Unit value, beginning of period............................   $1.290333       $1.660307      $1.378845      $1.050105      $1.000000
Unit value, end of period..................................   $1.333608       $1.290333      $1.660307      $1.378845      $1.050105
                                                              =========       =========      =========      =========      =========
Number of units outstanding (000)..........................       7,522           8,919          7,737          1,543            226

                   PHOENIX-ENGEMANN CAPITAL GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                              YEAR ENDED DECEMBER 31,                      INCEPTION
                                                                              -----------------------                     7/31/95 TO
                                                                 1999           1998           1997           1996          12/31/95
                                                                 ----           ----           ----           ----          --------
Unit value, beginning of period............................   $1.840434       $1.436190      $1.202623      $1.082876      $1.000000
Unit value, end of period..................................   $2.354304       $1.840434      $1.436490      $1.202623      $1.082876
                                                              =========       =========      =========      =========      =========
Number of units outstanding (000)..........................     158,997         135,636         77,819         42,365          3,037

                     PHOENIX-ENGEMANN NIFTY FIFTY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                           YEAR ENDED     INCEPTION
                                                                                                          DECEMBER 31,    3/3/98 TO
                                                                                                              1999         12/31/98
                                                                                                             ------        --------
Unit value, beginning of period.........................................................................   $1.248542       $1.000000
Unit value, end of period...............................................................................   $1.627772       $1.248542
                                                                                                           =========       =========
Number of units outstanding (000).......................................................................      15,352           4,057


                PHOENIX-FEDERATED U.S. GOVERNMENT BOND SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                         12/22/99 TO
                                                                                                                            12/31/99
                                                                                                                            --------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.003595
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           36.7

                     PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                     YEAR ENDED DECEMBER 31,               INCEPTION
                                                                                     -----------------------              7/31/95 TO
                                                                 1999           1998           1997           1996          12/31/95
                                                                 ----           ----           ----           ----          --------
Unit value, beginning of period............................   $1.131041       $1.091039      $1.051525      $1.014954      $1.000000
Unit value, end of period..................................   $1.169442       $1.131041      $1.091039      $1.051525      $1.014954
                                                              =========       =========      =========      =========      =========
Number of units outstanding (000)..........................      53,089          48,674         32,019         22,142          5,893

              PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                              YEAR ENDED DECEMBER 31,                      INCEPTION
                                                                              -----------------------                     7/31/95 TO
                                                                 1999           1998           1997           1996          12/31/95
                                                                 ----           ----           ----           ----          --------
Unit value, beginning of period............................   $1.208247       $1.276756      $1.166339      $1.051781      $1.000000
Unit value, end of period..................................   $1.256810       $1.208247      $1.276756      $1.166339      $1.051781
                                                              =========       =========      =========      =========      =========
Number of units outstanding (000)..........................      47,251          49,806         29,245         13,252            319

                    PHOENIX-HOLLISTER VALUE EQUITY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                           YEAR ENDED      INCEPTION
                                                                                                          DECEMBER 31,     3/5/98 TO
                                                                                                              1999          12/31/98
                                                                                                              ----          --------
Unit value, beginning of period.........................................................................   $1.095185       $1.000000
Unit value, end of period...............................................................................   $1.343166       $1.095185
                                                                                                           =========       =========
Number of units outstanding (000).......................................................................       4,394           2,909

             PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                             YEAR ENDED DECEMBER 31,       5/1/97 TO
                                                                                               1999           1998          12/31/97
                                                                                               ----           ----         ---------
Unit value, beginning of period..........................................................   $1.352249       $1.040992      $1.000000
Unit value, end of period................................................................   $1.585133       $1.352249      $1.040992
                                                                                            =========       =========      =========
Number of units outstanding (000)........................................................      28,345          16,026          3,958

                     PHOENIX-JANUS EQUITY INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                         12/20/99 TO
                                                                                                                            12/31/99
                                                                                                                            --------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.084151
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           65.6

                    PHOENIX-JANUS FLEXIBLE INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                         12/22/99 TO
                                                                                                                            12/31/99
                                                                                                                            --------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.000901
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           98.3


                         PHOENIX-JANUS GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                         12/20/99 TO
                                                                                                                            12/31/99
                                                                                                                            --------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.084861
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            282

                 PHOENIX-MORGAN STANLEY FOCUS EQUITY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                         12/24/99 TO
                                                                                                                            12/31/99
                                                                                                                            --------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.028828
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           29.0

                      PHOENIX-OAKHURST BALANCED SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                              YEAR ENDED DECEMBER 31,                      INCEPTION
                                                                              -----------------------                     7/31/95 TO
                                                                 1999           1998           1997           1996          12/31/95
                                                                 ----           ----           ----           ----          --------
Unit value, beginning of period............................   $1.560490       $1.329181      $1.142528      $1.047597      $1.000000
Unit value, end of period..................................   $1.717434       $1.560490      $1.329181      $1.142528      $1.047597
                                                              =========       =========      =========      =========      =========
Number of units outstanding (000)..........................      33,400          27,300         10,024          5,616            719

                  PHOENIX-OAKHURST GROWTH AND INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                           YEAR ENDED      INCEPTION
                                                                                                          DECEMBER 31,     3/3/98 TO
                                                                                                              1999          12/31/98
                                                                                                              ----          --------
Unit value, beginning of period.........................................................................   $1.191224       $1.000000
Unit value, end of period...............................................................................   $1.374925       $1.191224
                                                                                                           =========       =========
Number of units outstanding (000).......................................................................      34,387          14,294

                PHOENIX-OAKHURST STRATEGIC ALLOCATION SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                              YEAR ENDED DECEMBER 31,                      INCEPTION
                                                                              -----------------------                     7/31/95 TO
                                                                 1999           1998           1997           1996          12/31/95
                                                                 ----           ----           ----           ----          --------
Unit value, beginning of period............................   $1.590626      $1.334927      $1.120864       $1.042018      $1.000000
Unit value, end of period..................................   $1.745695      $1.590626      $1.334927       $1.120864      $1.042018
                                                              =========      =========      =========       =========      =========
Number of units outstanding (000)..........................      43,750         38,139         22,085          13,249          2,919

                    PHOENIX-SCHAFER MID-CAP VALUE SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                           YEAR ENDED      INCEPTION
                                                                                                          DECEMBER 31,     3/5/98 TO
                                                                                                              1999          12/31/98
                                                                                                              ----         ---------
Unit value, beginning of period.........................................................................   $0.876259       $1.000000
Unit value, end of period...............................................................................   $0.775369       $0.876259
                                                                                                           =========       =========
Number of units outstanding (000).......................................................................       3,352           3,102

                    PHOENIX-SENECA MID-CAP GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                           YEAR ENDED      INCEPTION
                                                                                                          DECEMBER 31,     3/3/98 TO
                                                                                                              1999          12/31/98
                                                                                                              ----          --------
Unit value, beginning of period.........................................................................   $1.208253       $1.000000
Unit value, end of period...............................................................................   $1.735901       $1.208253
                                                                                                           =========       =========
Number of units outstanding (000).......................................................................       4,186           1,938


                    PHOENIX-SENECA STRATEGIC THEME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                     YEAR ENDED DECEMBER 31,              1/29/96 TO
                                                                                1999           1998           1997          12/31/96
                                                                                ----           ----           ----          --------
Unit value, beginning of period...........................................   $1.779043       $1.246377      $1.078271      $1.000000
Unit value, end of period.................................................   $2.720219       $1.779043      $1.246377      $1.078271
                                                                             =========       =========      =========      =========
Number of units outstanding (000).........................................      25,555          15,013         10,169          4,054

                      EAFE(R) EQUITY INDEX FUND SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                          7/26/99 TO
                                                                                                                            12/31/99
                                                                                                                            --------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.426819
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            186

           FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                          7/21/99 TO
                                                                                                                            12/31/99
                                                                                                                            --------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $1.986211
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            883

                  FEDERATED HIGH INCOME BOND FUND II SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                          7/27/99 TO
                                                                                                                            12/31/99
                                                                                                                            --------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $1.969219
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            602

                         TECHNOLOGY PORTFOLIO SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                         12/21/99 TO
                                                                                                                            12/31/99
                                                                                                                            --------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.052307
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            323

                       MUTUAL SHARES SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                           YEAR ENDED      INCEPTION
                                                                                                          DECEMBER 31,   11/10/98 TO
                                                                                                              1999          12/31/98
                                                                                                              ----          --------
Unit value, beginning of period.........................................................................   $1.013620       $1.000000
Unit value, end of period...............................................................................   $1.092822       $1.013620
                                                                                                           =========       =========
Number of units outstanding (000).......................................................................       1,734             281

                       TEMPLETON ASSET STRATEGY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   YEAR ENDED                FROM
                                                                                                                           INCEPTION
                                                                                                  DECEMBER 31,             5/1/97 TO
                                                                                               1999           1998          12/31/97
                                                                                               ----           ----          --------
Unit value, beginning of period..........................................................   $1.114519        $1.064886     $1.000000
Unit value, end of period................................................................   $1.347267        $1.114519     $1.064886
                                                                                            =========        =========     =========
Number of units outstanding (000)........................................................       9,617            9,285         4,622


               TEMPLETON DEVELOPING MARKETS SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                   YEAR ENDED              INCEPTION
                                                                                                  DECEMBER 31,             5/1/97 TO
                                                                                               1999           1998          12/31/97
                                                                                               ----           ----          --------
Unit value, beginning of period..........................................................   $0.516071       $0.662660      $1.000000
Unit value, end of period................................................................   $0.780362       $0.516071      $0.662660
                                                                                            =========       =========      =========
Number of units outstanding (000)........................................................       7,915           5,744          3,275

                     TEMPLETON GROWTH SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                   YEAR ENDED              INCEPTION
                                                                                                  DECEMBER 31,             5/1/97 TO
                                                                                               1999           1998          12/31/97
                                                                                               ----           ----          --------
Unit value, beginning of period..........................................................   $1.040037       $1.044077      $1.000000
Unit value, end of period................................................................   $1.321426       $1.040037      $1.044077
                                                                                            =========       =========      =========
Number of units outstanding (000)........................................................      22,477          12,576          6,100

                  TEMPLETON INTERNATIONAL SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                   YEAR ENDED              INCEPTION
                                                                                                  DECEMBER 31,             5/1/97 TO
                                                                                               1999           1998          12/31/97
                                                                                               ----           ----          --------
Unit value, beginning of period..........................................................   $1.162057       $1.075133      $1.000000
Unit value, end of period................................................................   $1.412684       $1.162057      $1.075133
                                                                                            =========       =========      =========
Number of units outstanding (000)........................................................      12,940          11,361          4,072

                         WANGER FOREIGN FORTY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                           2/8/99 TO
                                                                                                                            12/31/99
                                                                                                                            --------
Unit value, beginning of period......................................................................................      $1.000000
Unit value, end of period............................................................................................      $1.873914
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            910

                    WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                              YEAR ENDED DECEMBER 31,                      INCEPTION
                                                                              -----------------------                     7/31/95 TO
                                                                 1999           1998           1997           1996          12/31/95
                                                                 ----           ----           ----           ----          --------
Unit value, beginning of period............................   $1.580656       $1.377428      $1.417188      $1.088168      $1.000000
Unit value, end of period..................................   $3.531918       $1.580656      $1.377428      $1.417188      $1.088168
                                                              =========       =========      =========      =========      =========
Number of units outstanding (000)..........................      30,517          28,056         20,361          9,834            257

                            WANGER TWENTY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                           2/8/99 TO
                                                                                                                            12/31/99
                                                                                                                            --------
Unit value, beginning of period......................................................................................      $1.000000
Unit value, end of period............................................................................................      $1.364058
                                                                                                                           =========
Number of units outstanding (000)....................................................................................          1,654

                        WANGER U.S. SMALL CAP SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                              YEAR ENDED DECEMBER 31,                      INCEPTION
                                                                              -----------------------                     7/31/95 TO
                                                                 1999           1998           1997           1996          12/31/95
                                                                 ----           ----           ----           ----          --------
Unit value, beginning of period............................   $1.884220       $1.757439      $1.376482      $0.951679      $1.000000
Unit value, end of period..................................   $2.324695       $1.884220      $1.757439      $1.376482      $0.951679
                                                              =========       =========      =========      =========      =========
Number of units outstanding (000)..........................      60,367          58,568         34,966         16,757          1,313

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "Contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the Owner and Annuitant under a Contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a Contract will depend on the investment performance of the amounts allocated to the Subaccounts. Upon the maturity of a Contract, the amounts held under a Contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each Contract on a continuing basis by directing the allocation of payments and the reallocation of the Contract Value among the Subaccounts, GIA or MVA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    PHL Variable is a wholly-owned indirect subsidiary of Phoenix Home Life Mutual Insurance Company. Our executive office is located at One American Row, Hartford, Connecticut 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. PHL Variable is a Connecticut stock company formed on April 24, 1981.

    On December 7, 1994, PHL Variable established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that PHL Variable may conduct. Obligations under the Contracts are obligations of PHL Variable.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix A.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND

    Certain Subaccounts invest in corresponding series of The Phoenix Edge Series Fund. The Fund currently has the following series available:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk. The series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The Phoenix-Aberdeen International Series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the series is to seek long-term capital appreciation. The series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial AverageSM (the "DJIASM") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Engemann Capital Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: The investment objective of the series is to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the series is to seek long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-JANUS EQUITY INCOME SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Oakhurst Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Oakhurst Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the investment advisor's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Seneca Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    A certain subaccount invests in a corresponding series of the Deutsche Asset Management VIT Funds. The following series is currently available:

    EAFE(R) EQUITY INDEX FUND: The series seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The series invests in a statistically selected sample of the securities found in the EAFE(R) Index.

FEDERATED INSURANCE SERIES
    Certain subaccounts invest in corresponding series of the Federated Insurance Series. The following series are currently available:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the series is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the series is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    A certain subaccount invests in a corresponding series of The Universal Institutional Funds, Inc. The following series is currently available:

    TECHNOLOGY PORTFOLIO: The investment objective of the series is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Certain subaccounts invest in Class 2 shares of the corresponding fund of the Franklin Templeton Variable Insurance Products Trust. The following funds are currently available:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective. The Mutual Shares Securities Fund invests primarily in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. The Templeton Asset Strategy Fund invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. The Templeton Developing Markets Securities Fund invests primarily in emerging market equity securities.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton Growth Securities Fund invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton International Fund invests primarily in stocks of companies located outside the United States, including emerging markets.

WANGER ADVISORS TRUST
    Certain subaccounts invest in corresponding series of the Wanger Advisors Trust. The following series are currently available:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth. The Wanger Foreign Forty invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger International Small Cap invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth. The Wanger Twenty invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger U.S. Small Cap invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.


    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3)
changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    Phoenix Investment Counsel, Inc. ("PIC") is an investment advisor to the following series in The Phoenix Edge Series Fund:
          o Phoenix-Goodwin Money Market Series
          o Phoenix-Goodwin Multi-Sector Fixed Income Series
          o Phoenix-Hollister Value Equity Series
          o Phoenix-Oakhurst Balanced Series
          o Phoenix-Oakhurst Growth and Income Series
          o Phoenix-Oakhurst Strategic Allocation Series

    Based on subadvisory agreements with the fund, PIC as an investment advisor delegates certain investment decisions and research functions to subadvisors for the following series:

[diamond] Phoenix-Aberdeen International Advisors, LLC ("PAIA")
          o Phoenix-Aberdeen International Series

[diamond] Roger Engemann & Associates, Inc. ("Engemann")
          o Phoenix-Engemann Capital Growth Series
          o Phoenix-Engemann Nifty Fifty Series

[diamond] Seneca Capital Management, LLC  ("Seneca")
          o Phoenix-Seneca Mid-Cap Growth Series
          o Phoenix-Seneca Strategic Theme Series

    Phoenix Variable Advisors, Inc. ("PVA") is also an investment advisor to The Phoenix Edge Series Fund. Based on subadvisory agreements with the fund, PVA delegates certain investment decisions and research functions to the following subadvisors for the series listed:

[diamond] Bankers Trust Company
          o Phoenix-Bankers Trust Dow 30 Series

[diamond] Federated Investment Management Company
          o Phoenix-Federated U.S. Government Bond Series

[diamond] J.P. Morgan Investment Management, Inc.
          o Phoenix-J.P. Morgan Research Enhanced Index Series

[diamond] Janus Capital Corporation
          o Phoenix-Janus Equity Income Series
          o Phoenix-Janus Flexible Income Series
          o Phoenix-Janus Growth Series

[diamond] Morgan Stanley Asset Management
          o Phoenix-Morgan Stanley Focus Equity Series

[diamond] Schafer Capital Management, Inc.
          o Phoenix-Schafer Mid-Cap Value Series

    The investment advisor to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment advisor to the Phoenix-Aberdeen New Asia Series is PAIA. Pursuant to subadvisory agreements with the fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect less than wholly owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly owned subsidiary of PM Holdings, Inc.

    The other investment advisors and their respective funds are:

[diamond] Bankers Trust Company
          o EAFE(R) Equity Index Fund

[diamond] Federated Investment Management Company
          o Federated Fund for U.S. Government Securities II
          o Federated High Income Bond Fund II

[diamond] Franklin Mutual Advisers, LLC
          o Mutual Shares Securities Fund

[diamond] Morgan Stanley Asset Management
          o Technology Portfolio

[diamond] Templeton Asset Management, Ltd.
          o Templeton Developing Markets Securities Fund

[diamond] Templeton Global Advisors Limited
          o Templeton Growth Securities Fund

[diamond] Templeton Investment Counsel, Inc.
          o Templeton Asset Strategy Fund
          o Templeton International Securities Fund

[diamond] Wanger Asset Management, L.P.
          o Wanger Foreign Forty
          o Wanger International Small Cap
          o Wanger Twenty
          o Wanger U.S. Small Cap


SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the funds.

MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if held to maturity. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to the general account of PHL Variable. The MVA is more fully described in a separate prospectus.

    FOR ADDITIONAL INFORMATION CONCERNING THE FUNDS AND THE MVA, PLEASE SEE THE ACCOMPANYING PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25
          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available Subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a Contract must be at least $25.

[diamond] Qualified plans--$1,000 annually
          o Contracts purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a Contract may not be purchased for a proposed Annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of PHL Variable. While the Annuitant is living and the Contract is in force, payments may be made anytime before the Maturity Date of a Contract.

    Payments received under the Contracts will be allocated in any combination to any Subaccount, GIA or MVA, in the proportion specified in the application for the Contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to PHL Variable and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a Contract. Qualifications for such reduction follow:

[diamond] the makeup and size of the prospective group; or

[diamond] the method and frequency of payments; and

[diamond] the amount of compensation to be paid to Registered Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the status of PHL Variable within those states and the insurance tax laws of those states. We will pay any premium tax due and will reimburse ourself only upon the earlier of partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix C to this Prospectus.


SURRENDER CHARGES
    A deduction for surrender charges for this Contract may be taken from proceeds of partial withdrawals from, or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

===============================================================
Percent              7%   6%    5%   4%   3%   2%   1%    0%
---------------------------------------------------------------
Age of Payment in    0    1     2    3    4    5    6     7+
Complete Years
===============================================================

    If the Annuitant or Owner dies before the Maturity Date of the Contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a Contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding Contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the Subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    While you bear the investment risk of the Series in which you invest, once the Contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the Contract, to the Annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we charge each Subaccount the daily equivalent of .40% annually of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the Contract Schedule Pages.) No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to PHL Variable. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contract will benefit the Account and the Contract Owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the Contract. In doing so, we maintain an account for each Owner and Annuitant, make all disbursements of benefits, furnish administrative and clerical services for each Contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to Owners, and the like. We also reimburse Phoenix Equity Planning Corporation for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, PHL Variable generally charges each Contract $35 each year prior to the Contract's Maturity Date. A reduced charge may apply in certain situations. This charge is deducted from each Subaccount, GIA and MVA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the Contract anniversary date for services rendered during the preceding Contract Year. Upon surrender of a Contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for Contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    We also charge each Subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to Contract Owner meetings). This fee is not deducted from the GIA or MVA.

    No surrender or annual administrative charges will be deducted for Contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of PHL Variable or its affiliates and their spouses; or to employees or agents who retire from PHL Variable or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the accompanying MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These Fund charges and other Fund expenses are described more fully in the accompanying Fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the Contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a Contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to Subaccounts are used to purchase Accumulation Units of the Subaccount(s), at the value of such Units next determined after the receipt of the payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the Subaccount.

ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount can be computed by multiplying the number of such Units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each Subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the Maturity Date of your Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts, the GIA or MVA. A transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among Subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available Subaccounts, the GIA or MVA by calling VAO at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any Valuation Date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per Contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the accompanying MVA prospectus for more information.


    Because excessive trading can hurt Fund performance and therefore be detrimental to all Contract Owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.


    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each Contract year. However, you will be permitted at least six transfers during each Contract year. There are additional restrictions on transfers from the GIA as described above and in Appendix B. See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of Subaccounts you may elect to a total of 18 over the life of the Contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, Contracts in the annuity period are not able to make transfers between Subaccounts.

OPTIONAL PROGRAMS AND BENEFITS
DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the Subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the Subaccount from which funds will be transferred (sending Subaccount), and if the value in that Subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending Subaccount or from the GIA but may be allocated to multiple receiving Subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify VAO at 800/541-0171 or in writing to VAO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect.


    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.


ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the Subaccounts to maintain the percentage allocation you have selected among these Subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.


    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.


SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge is available only on Contracts issued on or after May 1, 1996, and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple Subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a Contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a Contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The Contract will terminate and lapse without value, if on any Valuation
Date:

[diamond] the Contract Value is zero; or

[diamond] the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable payment options).

    PHL Variable will notify you in writing that the Contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE
WHO RECEIVES PAYMENT
[diamond] DEATH OF AN OWNER/ANNUITANT
          If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the Contract at the death of the Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the Annuitant who is not the Owner provided a contingent Annuitant was named prior to the death of the Annuitant, the contract will continue with the contingent Annuitant becoming the Annuitant.

[diamond] QUALIFIED CONTRACTS
          Under qualified Contracts, the death benefit is paid at the death of the participant who is the Annuitant under the Contract.

          Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the Owner is not an individual, the death of the Annuitant is treated as the death of the Owner.

PAYMENT AMOUNT

[diamond] UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NOT YET
          REACHED AGE 85.

          1. Death occurring in the first Contract year--the greater of:

             a. 100% of payments, less any withdrawals; or

             b. the Contract Value as of the claim date.

          2. Death occurring in any subsequent Contract year--the greater of:

             a. the death benefit that would have been payable at the end of the previous Contract year, plus any payments, less any withdrawals made since that date; or

             b. the Contract Value as of the claim date.

[diamond] AFTER THE ANNUITANT'S 85TH BIRTHDAY
          The death benefit (less any deferred premium tax) equals the Contract value (no surrender charge is imposed) on the Claim date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The death benefit is the greater of:

          a. 100% of payments, less any withdrawals, or

          b. the Contract value as of the claim date.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the Contract's Maturity Date if the Annuitant is alive and the Contract is still in force. Beginning on the Maturity Date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each Contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the Subaccount selected, are made monthly for life and, if the Annuitant dies within 10 years after the Maturity Date, the Annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. The Maturity Date may not be earlier than the fifth Contract anniversary or later than the Contract anniversary nearest the Annuitant's 95th birthday unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election must be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date, is not elected by you, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the Contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a Contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VAO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY

    Provides a monthly income for the lifetimes of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The

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

joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a variable payout monthly annuity while the Annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract. This option is not available for payment of any death benefit under the Contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint annuitant. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge. Upon the death of the Annuitant (and joint annuitant, if there is a joint annuitant), the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the Annuitant lives. If the Annuitant dies, the Annuitant's beneficiary will receive the value of the remaining Annuity Units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the Annuitant. No income or payment to a beneficiary is paid after the death of the Annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a Contract reaches its Maturity Date. In addition, in the event that annuity payment rates for Contracts are at that time more favorable than the applicable rates guaranteed under the Contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the

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

year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a Contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an Owner who also is the Annuitant dies on or after the Maturity Date, except as otherwise may be provided under any supplementary contract between the Owner and us, we will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A Valuation Date is every day the NYSE is open for trading and we are open for business. On each Valuation Date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to a Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date. After the first Valuation Period, the Accumulation Unit Value reflects the cumulative investment experience of that Subaccount.

NET INVESTMENT FACTOR
    The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.

MISCELLANEOUS PROVISIONS
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ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract ordinarily will be made within seven days after receipt of the

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

written request by VPMO. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the Contract to you or we may deliver it to you in person. You may surrender a Contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the Subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the Subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA and MVA will be allocated to those Accounts. At the expiration of the Free Look Period, the value of the Accumulation Units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available Subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on our tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.


    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.

INCOME TAX STATUS

    PHL Variable is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to PHL Variable. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a Contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a Contract. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS
DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax adviser.

    If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners, distribution will be required at the death of the first of the Contract Owners.

    If the Contract Owner or a Joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a TSA program or an IRA, where the Contract is a qualified funding asset for structured settlements, or where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS
DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the Owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the Owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

    PHL Variable has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.

QUALIFIED PLANS
    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20% income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by PHL Variable in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the Contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the Contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's Contract Value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any contingent deferred surrender charge; and (b) 50% of the Contract Value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the Contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the IA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the Contract Value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and also will reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the Subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with Us, except that no amount will be transferred to the MVA.

    If a loan repayment is not received by Us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the Contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on items such as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell PHL Variable annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company. PEPCO is an indirect, majority owned subsidiary of Phoenix Home Life Mutual Insurance Company. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by PHL Variable.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the Contract. Any such amount paid with respect to Contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

    We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.

SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements

    Contract Owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at PO Box 8027, Boston, Massachusetts 02266-8027, or by calling VAO at 800/541-0171.

APPENDIX A
--------------------------------------------------------------------------------
PERFORMANCE HISTORY
    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.
    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.
    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

 ==================================================================================================================================
     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,3)
 ==================================================================================================================================
                                                                      INCEPTION DATE   1 YEAR   5 YEARS   10 YEARS SINCE INCEPTION
 ================================================================================================================================
    Phoenix-Aberdeen International Series..........................       7/31/95        19.54%    N/A       N/A         16.84%
 ----------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Aberdeen New Asia Series...............................       9/17/96        39.39%    N/A       N/A         -3.57%
 ----------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Bankers Trust Dow 30 Series............................      12/15/99         N/A      N/A       N/A         -3.99%
 ----------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Duff & Phelps Real Estate Securities Series............       7/31/95        -3.32%    N/A       N/A          6.73%
 ----------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Engemann Capital Growth Series.........................       7/31/95        19.70%    N/A       N/A         19.75%
 ----------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Engemann Nifty Fifty Series............................        3/2/98        22.00%    N/A       N/A         25.90%
 ----------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Federated U.S. Government Bond Series..................      12/15/99         N/A      N/A       N/A         -7.73%
 ----------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Goodwin Money Market Series............................       7/31/95        -3.28%    N/A       N/A          2.64%
 ----------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Goodwin Multi-Sector Fixed Income Series...............       7/31/95        -2.70%    N/A       N/A          4.87%
  ---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Hollister Value Equity Series..........................        3/2/98        14.75%    N/A       N/A         13.40%
  ---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-J.P. Morgan Research Enhanced Index Series.............       7/14/97         9.67%    N/A       N/A         18.28%
  ---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Janus Equity Income Series.............................      12/15/99         N/A      N/A       N/A         -0.87%
  ---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Janus Flexible Income Series...........................      12/15/99         N/A      N/A       N/A         -6.33%
  ---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Janus Growth Series....................................      12/15/99         N/A      N/A       N/A         -0.74%
  ---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Morgan Stanley Focus Equity Series.....................      12/15/99         N/A      N/A       N/A         -0.45%
  ---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Oakhurst Balanced Series...............................       7/31/95         2.96%    N/A       N/A         12.73%
  ---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Oakhurst Growth and Income Series......................        3/2/98         7.99%    N/A       N/A         14.82%
  ---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Oakhurst Strategic Allocation Series...................       7/31/95         2.67%    N/A       N/A         12.27%
  ---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Schafer Mid-Cap Value Series...........................        3/2/98       -17.25%    N/A       N/A        -16.00%
  ---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Seneca Mid-Cap Growth Series...........................        3/2/98        34.45%    N/A       N/A         30.24%
  ---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Seneca Strategic Theme Series..........................       1/29/96        43.11%    N/A       N/A         27.73%
  ---------------------------------------------------------------------------------------------------------------------------------
    EAFE(R)Equity Index Fund.......................................       8/22/97        17.80     N/A       N/A         12.77%
  ---------------------------------------------------------------------------------------------------------------------------------
    Federated Fund for U.S. Government Securities II...............       7/31/95        -8.28%    N/A       N/A          3.25%
  ---------------------------------------------------------------------------------------------------------------------------------
    Federated High Income Bond Fund II.............................       7/31/95        -5.60%    N/A       N/A          6.21%
  ---------------------------------------------------------------------------------------------------------------------------------
    Technology Portfolio...........................................      11/30/99         N/A      N/A       N/A         15.87%
  ---------------------------------------------------------------------------------------------------------------------------------
    Mutual Shares Securities Fund-- Class 2(2).....................       11/2/98         0.86%    N/A       N/A          2.96%
  -------------------------------------------------------------------------------------------------------------------------------
    Templeton Asset Strategy Fund-- Class 2(2).....................       7/31/95        13.11%    N/A       N/A         12.63%
  -------------------------------------------------------------------------------------------------------------------------------
    Templeton Developing Markets Securities Fund-- Class 2(2)......       9/27/96        41.52%    N/A       N/A         -7.10%
  -------------------------------------------------------------------------------------------------------------------------------
    Templeton Growth Securities Fund-- Class 2(2)..................       7/31/95        18.89%    N/A       N/A         12.33%
  -------------------------------------------------------------------------------------------------------------------------------
    Templeton International Securities Fund-- Class 2(2)...........       7/31/95        13.75%    N/A       N/A         13.48%
  ---------------------------------------------------------------------------------------------------------------------------------
    Wanger Foreign Forty...........................................        2/1/99         N/A      N/A       N/A         70.27%
  ---------------------------------------------------------------------------------------------------------------------------------
    Wanger International Small Cap.................................       7/31/95       109.21%    N/A       N/A         32.75%
  ---------------------------------------------------------------------------------------------------------------------------------
    Wanger Twenty..................................................        2/1/99         N/A      N/A       N/A         24.33%
  ---------------------------------------------------------------------------------------------------------------------------------
    Wanger U.S. Small Cap..........................................       7/31/95        15.44%    N/A       N/A         21.20%
  ---------------------------------------------------------------------------------------------------------------------------------


1 The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 7% and 3% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.
2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance since that date reflects Class 2's higher annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
3 Returns reflect the effect of any applicable management fee waivers and reimbursements, which may increase total return.




                             ANNUAL TOTAL RETURN(1,3)
==================================================================================================================
                      Series                           1983   1984    1985   1986    1987   1988   1989     1990
==================================================================================================================
 Phoenix-Aberdeen International Series                 N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                      N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                   N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities          N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series               31.08%   9.15% 33.08% 18.83%   5.47%  2.50%  34.33%   2.62%
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                   N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series         N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                   6.85%   8.72%  6.56%  5.06%   5.05%  5.98%   7.71%   6.74%
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series      4.56%   9.82% 18.96% 17.66%  -0.30%  8.98%   6.76%   3.78%
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                 N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index           N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series                    N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                  N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                           N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series            N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                      N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series             N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series          N/A     N/A   25.60% 14.11%  11.02%  0.94%  18.27%   4.32%
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value Series                  N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                  N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                 N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 EAFE(R)Equity Index Fund                              N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II      N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                    N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                  N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund--Class 2(2)             N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund--Class 2(2)             N/A     N/A    N/A    N/A     N/A    N/A    11.49%  -9.47%
 -----------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities               N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 Fund--Class 2(2)
 -----------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund--Class 2(2)          N/A     N/A    N/A    N/A     N/A    N/A    12.83% -12.50%
 -----------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund--Class 2(2)   N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                  N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Wanger  International Small Cap                       N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                         N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 -----------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                 N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
 =================================================================================================================


                             ANNUAL TOTAL RETURN(1,3)
===========================================================================================================================
                      Series                           1991    1992   1993   1994    1995   1996    1997    1998    1999
===========================================================================================================================
 Phoenix-Aberdeen International Series                18.10% -14.03% 36.57% -1.31%   8.12% 17.05%  10.53%  26.20%  27.75%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                      N/A     N/A    N/A    N/A     N/A    N/A   -33.33%  -5.77%  48.84%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                   N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities          N/A     N/A    N/A    N/A     N/A   31.31%  20.41% -22.28%   3.35%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series               40.80%   8.79% 18.07%  0.08%  29.12% 11.06%  19.45%  28.12%  27.92%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                   N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A    30.37%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series         N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                   4.53%   2.16%  1.47%  2.42%   4.23%  3.60%   3.76%   3.67%   3.40%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series     17.96%   8.57% 14.34% -6.78%  21.84% 10.89%   9.57%  -5.46%   4.02%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                 N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A    22.64%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index           N/A     N/A    N/A    N/A     N/A    N/A     N/A    29.90%  17.22%
 -------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series                    N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                  N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A
 -------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                           N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series            N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A
 -------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                      N/A     N/A    7.13% -4.17%  21.69%  9.06%  16.34%  17.40%  10.06%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series             N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A    15.42%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series         27.55%   9.15%  9.50% -2.75%  16.65%  7.57%  19.10%  19.15%   9.75%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value Series                  N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A   -11.51%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                  N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A    43.67%
 --------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                 N/A     N/A    N/A    N/A     N/A    N/A    15.59%  42.74%  52.90%
 --------------------------------------------------------------------------------------------------------------------------
 EAFE(R)Equity Index Fund                              N/A     N/A    N/A    N/A     N/A    N/A     N/A    19.95%  25.89%
 --------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II      N/A     N/A    N/A    N/A     7.28%  2.78%   7.10%   6.19%  -1.94%
 --------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                    N/A     N/A    N/A    N/A    18.74% 12.75%  12.28%  1.30%    0.92%
 --------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                  N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A
 --------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund--Class 2(2)             N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A     7.81%
 -------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund--Class 2(2)            25.70%   6.36% 24.15% -4.55%  20.60% 16.96%  13.74%  4.66%   20.89%
 --------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities               N/A     N/A    N/A    N/A     N/A    N/A   -30.35% -22.12%  51.21%
 Fund--Class 2(2)
 --------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund--Class 2(2)         25.50%   5.41% 31.92% -3.80%  23.26% 20.47%  10.10% -0.39%   27.06%
 --------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund--Class 2(2)   N/A     N/A   45.01% -3.83%  13.91% 22.06%  12.12%  8.08%   21.57%
 -------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                  N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A
 --------------------------------------------------------------------------------------------------------------------------
 Wanger  International Small Cap                       N/A     N/A    N/A    N/A     N/A   30.24%  -2.81%  14.75% 123.45%
 --------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                         N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A     N/A
 --------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                 N/A     N/A    N/A    N/A     N/A   44.64%  27.68%  7.21%   23.38%
 ==========================================================================================================================

1 Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.

2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance since that date reflects Class 2's higher annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
3 Returns reflect the effect of any applicable management fee waivers and reimbursements, which may increase total return.


 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.


    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

Example:
Value of hypothetical pre-existing account with
exactly one
  unit at the beginning of the period:.............. $1.168581
Value of the same account (excluding capital          1.169442
Calculation:
  Ending account value..............................  1.169442
  Less beginning value..............................  1.168581
  Net change in account value.......................  0.000861
Base period return:
  (adjusted change/beginning account value).........  0.000737
Current yield = return x (365/7)....................     3.84%
Effective yield = [(1 + return) ]365/7 -1...........     3.92%


    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial AverageSM, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any series' or advisors' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial AverageSM, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B
THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of PHL Variable Insurance Company (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of PHL Variable Insurance Company other than those allocated to any separate account. Payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. We will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between us and the Contracts participating in the General Account, in accordance with the terms of such Contracts.

    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. We assume this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, we guarantee that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the General Account allocated to us includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of PHL Variable. However, we guarantee that it will credit interest at a rate of not less than 4% per year compounded annually, to amounts allocated to the GIA. We may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.

    On the last business day of each calendar week, we will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by us based on information as to expected investment yields. Some of the factors that we may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

    We are is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in PHL Variable's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, Contract Owners and shareholders.


    Excess interest, if any, will be credited on the GIA Contract Value. We guarantee that, at any time, the GIA Contract Value will not be less than the amount of payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which we may, in our discretion, credit to the GIA, less the sum of any applicable annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."

    For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and will be subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").

    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE SYSTEMATIC TRANSFER PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A PERIOD OF 6 MONTHS OR LONGER. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE:

YEAR ONE: 25%       YEAR TWO: 33%        YEAR THREE: 50%       YEAR FOUR: 100%

APPENDIX C
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                               UPON              UPON
STATE                                                        PURCHASE1       ANNUITIZATION        NON-QUALIFIED      QUALIFIED

California ..........................................                             X                   2.35%            0.50%

Kentucky(2)..........................................

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00



Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2000. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

1 "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, payment of death proceeds or Maturity Date.

2 Effective January 1, 2000, Kentucky no longer imposes Premium Tax on variable annuities.

                                                                  [Version B]

                                                       THE PHOENIX EDGE(R)-VA

                                                                    Issued by

                                               PHL VARIABLE INSURANCE COMPANY








IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:


[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[phone]     Tel. 800/541-0171







PROSPECTUS                                         MAY 1, 2000





This Prospectus describes a variable accumulation deferred annuity contract. The Contract is designed to provide you with retirement income in the future. The Contract offers a variety of variable and fixed investment options.



You may allocate payments and Contract Value to one or more of the Subaccounts of the VA Account, the MVA Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each Subaccount will be used to purchase, at Net Asset Value, shares of a series in the following designated Funds.




THE PHOENIX EDGE SERIES FUND
----------------------------
MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
[diamond]   Phoenix-Aberdeen International Series
[diamond]   Phoenix-Engemann Capital Growth Series
[diamond]   Phoenix-Engemann Nifty Fifty Series
[diamond]   Phoenix-Goodwin Money Market Series
[diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond]   Phoenix-Hollister Value Equity Series
[diamond]   Phoenix-Oakhurst Balanced Series
[diamond]   Phoenix-Oakhurst Growth and Income Series
[diamond]   Phoenix-Oakhurst Strategic Allocation Series
[diamond]   Phoenix-Seneca Mid-Cap Growth Series
[diamond]   Phoenix-Seneca Strategic Theme Series

MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC
[diamond]   Phoenix-Aberdeen New Asia Series

MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.
[diamond]   Phoenix-Duff & Phelps Real Estate Securities Series


MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
[diamond]   Phoenix-Bankers Trust Dow 30 Series
[diamond]   Phoenix-Federated U.S. Government Bond Series
[diamond]   Phoenix-J.P. Morgan Research Enhanced Index Series
[diamond]   Phoenix-Janus Equity Income Series
[diamond]   Phoenix-Janus Flexible Income Series
[diamond]   Phoenix-Janus Growth Series
[diamond]   Phoenix-Morgan Stanley Focus Equity Series
[diamond]   Phoenix-Schafer Mid-Cap Value Series

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------
   MANAGED BY BANKERS TRUST COMPANY
[diamond]   EAFE(R) Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
[diamond]   Federated Fund for U.S. Government Securities II
[diamond]   Federated High Income Bond Fund II

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
[diamond]   Technology Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
MANAGED BY TEMPLETON GLOBAL ADVISORS LIMITED
[diamond]   Templeton Growth Securities Fund -- Class 2

MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
[diamond]   Templeton Asset Strategy Fund -- Class 2
[diamond]   Templeton International Securities Fund -- Class 2

MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
[diamond]   Templeton Developing Markets Securities Fund -- Class 2

MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC
[diamond]   Mutual Shares Securities Fund -- Class 2


WANGER ADVISORS TRUST
---------------------
MANAGED BY WANGER ASSET MANAGEMENT, L.P.
[diamond]   Wanger Foreign Forty
[diamond]   Wanger International Small Cap
[diamond]   Wanger Twenty
[diamond]   Wanger U.S. Small Cap

    It may not be in your best interest to purchase a Contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed Contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

This Prospectus is valid only if accompanied or preceded by current prospectuses for the Funds and MVA. You should read and keep these prospectuses for future reference.


The Contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of Contract Values and possible loss of principal.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This Prospectus provides important information that a prospective investor ought to know before investing. This Prospectus should be kept for future reference. A Statement of Additional Information ("SAI") has been filed with the SEC and is available free of charge by calling Variable Annuity Operations at 800/541-0171.

                                TABLE OF CONTENTS

Heading                                                    Page
-----------------------------------------------------------------

SPECIAL TERMS.............................................    4
SUMMARY OF EXPENSES.......................................    6
CONTRACT SUMMARY..........................................   17
FINANCIAL HIGHLIGHTS......................................   20
PERFORMANCE HISTORY.......................................   35
THE VARIABLE ACCUMULATION ANNUITY.........................   35
PHL VARIABLE AND THE ACCOUNT .............................   35
INVESTMENTS OF THE ACCOUNT................................   35
   The Phoenix Edge Series Fund...........................   35
   Deutsche Asset Management VIT Funds....................   36
   Federated Insurance Series.............................   37
   The Universal Institutional Funds, Inc.................   37
   Franklin Templeton Variable Insurance
     Products Trust.......................................   37
   Wanger Advisors Trust..................................   37
   Investment Advisors....................................   38
   Services of the Advisors...............................   38
MVA.......................................................   38
PURCHASE OF CONTRACTS.....................................   39
DEDUCTIONS AND CHARGES....................................   39
   Deductions from the Separate Account...................   39
     Premium Tax..........................................   39
     Surrender Charges....................................   39
     Mortality and Expense Risk Fee.......................   40
     Administrative Fee...................................   40
     Administrative Charge................................   40
   Reduced Charges, Credits and Bonus
     Guaranteed Interest Rates............................   41
   Market Value Adjustment................................   41
   Other Charges..........................................   41
THE ACCUMULATION PERIOD...................................   41
   Accumulation Units.....................................   41
   Accumulation Unit Values...............................   41
   Transfers .............................................   41
   Optional Programs and Benefits.........................   42
     Dollar Cost Averaging Program........................   42
     Asset Rebalancing Program............................   43
     Enhanced Option 1 Rider..............................   43
     Nursing Home Waiver..................................   43
   Surrender of Contract; Partial Withdrawals.............   43
   Lapse of Contract......................................   43
   Payment Upon Death Before Maturity Date ...............   44
THE ANNUITY PERIOD........................................   45
   Variable Accumulation Annuity Contracts................   45
   Annuity Options .......................................   45
     Option A--Life Annuity with Specified Period Certain.   46
     Option B--Non-Refund Life Annuity....................   46
     Option D--Joint and Survivor Life Annuity............   46
     Option E--Installment Refund Life Annuity............   46
     Option F--Joint and Survivor Life Annuity with
       10-Year Period Certain ............................   46
     Option G--Payments for Specified Period..............   46
     Option H--Payments of Specified Amount...............   46
     Option I--Variable Payment Life Annuity with
       10-Year Period Certain ............................   46
     Option J--Joint Survivor Variable Payment Life
       Annuity with 10-Year Period Certain ...............   47
     Option K--Variable Payment Annuity for a
       Specified Period ..................................   47
     Option L--Variable Payment Life Expectancy
       Annuity............................................   47
     Option M--Unit Refund Variable Payment Life
       Annuity............................................   47
     Option N--Variable Payment Non-Refund Life
       Annuity............................................   47
     Other Options and Rates..............................   47
     Other Conditions.....................................   47
   Payment Upon Death After Maturity Date.................   47
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   48
   Valuation Date.........................................   48
   Valuation Period.......................................   48
   Accumulation Unit Value................................   48
   Net Investment Factor..................................   48
MISCELLANEOUS PROVISIONS..................................   48
   Assignment.............................................   48
   Deferment of Payment ..................................   48
   Free Look Period.......................................   48
   Amendments to Contracts................................   49
   Substitution of Fund Shares............................   49
   Ownership of the Contract..............................   49
FEDERAL INCOME TAXES......................................   49
   Introduction...........................................   49
   Income Tax Status......................................   49
   Taxation of Annuities in General--Non-Qualified Plans..   49
     Surrenders or Withdrawals Prior to the Contract
       Maturity Date......................................   49
     Surrenders or Withdrawals On or After the Contract
       Maturity Date......................................   50
     Penalty Tax on Certain Surrenders and Withdrawals....   50
   Additional Considerations..............................   50
   Diversification Standards .............................   51
   Qualified Plans........................................   52
     Tax Sheltered Annuities ("TSAs") ....................   52
     Keogh Plans..........................................   53
     Individual Retirement Accounts.......................   53
     Corporate Pension and Profit-Sharing Plans...........   53
     Deferred Compensation Plans with Respect to
       Service for State and Local Governments and
       Tax Exempt Organizations...........................   54
     Penalty Tax on Certain Surrenders and Withdrawals
       from Qualified Contracts...........................   54
     Seek Tax Advice......................................   54
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   54
STATE REGULATION..........................................   55
REPORTS...................................................   55
VOTING RIGHTS.............................................   55
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   55
LEGAL MATTERS.............................................   55
SAI.......................................................   56
APPENDIX A--PERFORMANCE HISTORY FOR
   CONTRACTS WITH:
     BENEFIT OPTION 1.....................................   57
     BENEFIT OPTION 2.....................................   60
     BENEFIT OPTION 3.....................................   63
APPENDIX B--THE GUARANTEED INTEREST ACCOUNT...............   66
APPENDIX C--DEDUCTIONS FOR PREMIUM TAXES..................   67

SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT (VA ACCOUNT): PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each Subaccount used to determine the value of a Contract and the interest in the Subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the Contract Value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first Contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following Contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last Contract year multiplied by a factor of 1.05, plus 100% of premium payments, less Adjusted Partial Withdrawals made since the end of the prior Contract year. The Roll-up Amount may not be greater than 200% of total premium payments less Adjusted Partial Withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first Contract year the Step-up Amount is the greater of (1) 100% of purchase payments less Adjusted Partial Withdrawals; or (2) the Contract Value. After that, in any following Contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior Contract year, plus 100% of premium payments, less Adjusted Partial Withdrawals made since the end of the last Contract year; or (2) the Contract Value.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The annuitant will be the primary Annuitant as shown on the Contract's Schedule Page while that person is living, and will then be the contingent Annuitant, if that person is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of Contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

CLAIM DATE: The Valuation Date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the Contract. The Contract Owner has the sole right to exercise all rights and privileges under the Contract as provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity specified in the Contract application. However, under Contracts used with certain tax-qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named in the application, the Annuitant will be the Owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the Contract Value is the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any Subaccount.


FUNDS: The Phoenix Edge Series Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust and Wanger Advisors Trust.


GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a Contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if held to maturity. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the Owner as to when annuity payments will begin. The Maturity Date will not be any earlier than the fifth Contract anniversary and no later than the Annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a Contract. We require minimum initial payments of:

[diamond]   Non-qualified plans--$1,000

[diamond]   Individual Retirement Annuity--$1,000

[diamond]   Bank draft program--$25

[diamond]   Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all Contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a Contract to make a payment on the death of the Owner or Annuitant anytime: (a) before the Maturity Date of a Contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SEVEN YEAR STEP-UP AMOUNT (7 YEAR STEP-UP AMOUNT): In the first seven Contract years, the 7 Year Step-up Amount equals 100% of purchase payments less Adjusted Partial Withdrawals. In any subsequent 7 year period, the 7 Year Step-up Amount equals the 7 Year Step-up Amount that would have been paid on the prior seventh Contract anniversary plus 100% of payments less Adjusted Partial Withdrawals made since the prior seventh Contract anniversary.

SERIES: A separate investment portfolio of a Fund.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.


VAO: Variable Annuity Operations.


VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected Subaccounts.


VPMO: The Variable Products Mail Operations division of PHL Variable that receives and processes incoming mail for Variable Annuity Operations.

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                          ALL SUBACCOUNTS
                                                                                             ---------------

Sales Charges Imposed on Purchases........................................................................           None

Deferred Surrender Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1..................................................................            7%
    Age of Payment in Complete Years 1-2..................................................................            7%
    Age of Payment in Complete Years 2-3..................................................................            6%
    Age of Payment in Complete Years 3-4..................................................................            6%
    Age of Payment in Complete Years 4-5..................................................................            5%
    Age of Payment in Complete Years 5-6..................................................................            4%
    Age of Payment in Complete Years 6-7..................................................................            3%
    Age of Payment in Complete Years 7 and thereafter.....................................................           None

Subaccount Transfer Charge................................................................................           None

ANNUAL ADMINISTRATIVE CHARGE

    Maximum...............................................................................................            $35


SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

[diamond] Option 1--Return of Premium

    Mortality and Expense Risk Fee........................................................................          .775%
    Daily Administrative Fee..............................................................................          .125%
                                                                                                                   ------

    Total Separate Account Annual Expenses................................................................          .90  %

[diamond] Option 2--Annual Step-up

Mortality and Expense Risk Fee............................................................................         1.125%
                                                                                                                   ------
Daily Administrative Fee..................................................................................          .125%

Total Separate Account Annual Expenses....................................................................         1.25  %

[diamond] Option 3--5% Roll-up

Mortality and Expense Risk Fee............................................................................         1.225%
                                                                                                                   ------
Daily Administrative Fee..................................................................................          .125%

Total Separate Account Annual Expenses....................................................................         1.35 %


1 A surrender charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if the payments have not been held under the Contract for a certain period of time. However, each year an amount up to 10% of the Contract Value as of the end of the previous Contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   OTHER EXPENSES  TOTAL EXPENSES  TOTAL EXPENSES
                          SERIES                          MANAGEMENT   RULE 12B-1      BEFORE          BEFORE           AFTER
                                                             FEES         FEES     REIMBURSEMENT(1) REIMBURSEMENT   REIMBURSEMENT(2)
---------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                .75%         N/A           .26%           1.01%            1.01%
Phoenix-Aberdeen New Asia                                    1.00%         N/A          1.39%           2.39%            1.25%
Phoenix-Bankers Trust Dow 30                                  .35%         N/A          1.40%(4)        1.75%(4)          .50%
Phoenix-Duff & Phelps Real Estate Securities                  .75%         N/A           .56%           1.31%            1.00%
Phoenix-Engemann Capital Growth                               .62%         N/A           .06%            .68%             .68%
Phoenix-Engemann Nifty Fifty                                  .90%         N/A           .53%           1.43%            1.05%
Phoenix-Federated U.S. Government Bond                        .60%         N/A          1.70%(4)        2.30%(4)          .75%
Phoenix-Goodwin Money Market                                  .40%         N/A           .17%            .57%             .55%
Phoenix-Goodwin Multi-Sector Fixed Income                     .50%         N/A           .21%            .71%             .65%
Phoenix-Hollister Value Equity                                .70%         N/A          1.33%           2.03%             .85%
Phoenix-J.P. Morgan Research Enhanced Index                   .45%         N/A           .30%            .75%             .55%
Phoenix-Janus Equity Income                                   .85%         N/A          1.40%(4)        2.25%(4)         1.00%
Phoenix-Janus Flexible Income                                 .80%         N/A          1.65%(4)        2.45%(4)          .95%
Phoenix-Janus Growth                                          .85%         N/A          1.05%(4)        1.90%(4)         1.00%
Phoenix-Morgan Stanley Focus Equity                           .85%         N/A          1.30%(4)        2.15%(4)         1.00%
Phoenix-Oakhurst Balanced                                     .54%         N/A           .16%            .70%             .70%
Phoenix-Oakhurst Growth and Income                            .70%         N/A           .31%           1.01%             .85%
Phoenix-Oakhurst Strategic Allocation                         .58%         N/A           .12%            .70%             .70%
Phoenix-Schafer Mid-Cap Value                                1.05%         N/A          1.53%           2.58%            1.20%
Phoenix-Seneca Mid-Cap Growth                                 .80%         N/A          1.24%           2.04%            1.05%
Phoenix-Seneca Strategic Theme                                .75%         N/A           .22%            .97%             .97%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund                                       .45%         N/A           .69%           1.15%             .65%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II              .60%         N/A           .24%            .84%             .84%
Federated High Income Bond Fund II                            .60%         N/A           .19%            .79%             .79%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          .80%         N/A          1.85%(4)         2.65%(4)         1.15%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2(6)                      .60%        .25%(3)        .19%           1.04%            1.04%
Templeton Asset Strategy Fund--Class 2(5,6)                    .60%        .25%(3)        .18%           1.03%            1.03%
Templeton Developing Markets Securities Fund--Class 2(5,6)    1.25%        .25%(3)        .31%           1.81%            1.81%
Templeton Growth Securities Fund--Class 2(6)                   .83%        .25%(3)        .05%           1.13%            1.13%
Templeton International Securities Fund--Class 2(5,6)          .69%        .25%(3)        .19%           1.13%            1.13%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                         1.00%         N/A          2.45%           3.45%            1.45%
Wanger International Small Cap                               1.25%         N/A           .24%           1.49%            1.49%
Wanger Twenty                                                 .95%         N/A          1.17%           2.12%            1.35%
Wanger U.S. Small Cap                                         .95%         N/A           .07%           1.02%            1.02%
------------------------------------------------------------------------------------------------------------------------------------

1 Each series pays a portion or all of its expenses other than the management fee. The Phoenix-J.P. Morgan Research Enhanced Index Series will pay up to .10%; the Phoenix-Engemann Capital Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Oakhurst Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Oakhurst Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity, Phoenix-Schafer Mid-Cap Value, Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth and Phoenix-Morgan Stanley Focus Equity Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Seneca Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap will pay up to .60%, and the Wanger Twenty will pay up to .40%.
2 Reflects the effect of any management fee waivers and reimbursement of expenses.
3 The fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the fund's prospectus.
4 These figures are estimates; these series have been available for less than six months as of the date of this prospectus.
5 On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust, effective 5/1/00.
6 The table shows total expenses based on the new fees and assets as of 12/31/99 and not the assets of the combined funds. The following table estimates what the total expenses would be based on the assets of the combined funds as of 5/1/00:

------------------------------------------------------- ----------------- ---------------- --------------- -------------------------
  ESTIMATED ANNUAL EXPENSES FROM  5/1/00                 MANAGEMENT FEES   RULE 12B-1 FEES  OTHER EXPENSES  TOTAL OPERATING EXPENSES
------------------------------------------------------- ----------------- ---------------- --------------- -------------------------
  Mutual Shares Securities Fund - Class 2                      .60%              .25%              .19%                 1.04%
  Templeton Asset Strategy Fund - Class 2                      .60%              .25%              .14%                  .99%
  Templeton Developing Markets Securities Fund - Class 2      1.25%              .25%              .29%                 1.79%
  Templeton Growth Securities Fund - Class 2                   .80%              .25%              .05%                 1.10%
  Templeton International Securities Fund - Class 2            .65%              .25%              .20%                 1.10%
------------------------------------------------------- ----------------- ---------------- --------------- -------------------------

    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES FOR BENEFIT OPTION 1 CONTRACTS:
    If you surrender your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series. Please note that the .05% charge for the Enhanced Option 1 Rider is not included.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 86            $123            $163            $239
Phoenix-Aberdeen New Asia Series................................         99             162             227             372
Phoenix-Bankers Trust Dow 30 Series(2)..........................         93             144             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         89             132             177             270
Phoenix-Engemann Capital Growth Series..........................         83             114             147             204
Phoenix-Engemann Nifty Fifty Series.............................         90             135             183             282
Phoenix-Federated U.S. Government Bond Series(2)................         98             160             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         82             111             141             192
Phoenix-Goodwin Multi-Sector Fixed Income Series................         83             115             148             207
Phoenix-Hollister Value Equity Series...........................         95             152             211             339
Phoenix-J.P. Morgan Research Enhanced Index Series..............         83             116             150             212
Phoenix-Janus Equity Income Series(2)...........................         97             158             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................         99             164             N/A             N/A
Phoenix-Janus Growth Series(2)..................................         94             149             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................         96             156             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         83             115             148             206
Phoenix-Oakhurst Growth and Income Series.......................         86             123             163             239
Phoenix-Oakhurst Strategic Allocation Series....................         83             115             148             206
Phoenix-Schafer Mid-Cap Value Series............................        100             167             236             389
Phoenix-Seneca Mid-Cap Growth Series............................         95             153             212             340
Phoenix-Seneca Strategic Theme Series...........................         85             122             161             235
EAFE(R)Equity Index Fund(1)......................................        87             127             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         84             119             N/A             N/A
Federated High Income Bond Fund II(1)...........................         84             117             N/A             N/A
Technology Portfolio(2).........................................        101             169             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         86             124             164             242
Templeton Asset Strategy Fund-- Class 2.........................         86             124             164             241
Templeton Developing Markets Securities Fund-- Class 2..........         93             146             201             319
Templeton Growth Securities Fund-- Class 2......................         87             127             169             251
Templeton International Securities Fund-- Class 2...............         87             127             169             251
Wanger Foreign Forty............................................        108             191             274             461
Wanger International Small Cap..................................         90             137             186             288
Wanger Twenty...................................................         96             155             215             348
Wanger U.S. Small Cap...........................................         86             124             163             240
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    If you annuitize your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series. Please note that the .05% charge for the Enhanced Option 1 Rider is not included.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 86            $123            $111            $239
Phoenix-Aberdeen New Asia Series................................         99             162             179             372
Phoenix-Bankers Trust Dow 30 Series(2)..........................         93             144             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         89             132             126             270
Phoenix-Engemann Capital Growth Series..........................         83             114              94             204
Phoenix-Engemann Nifty Fifty Series.............................         90             135             132             282
Phoenix-Federated U.S. Government Bond Series(2)................         98             160             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         82             111              88             192
Phoenix-Goodwin Multi-Sector Fixed Income Series................         83             115              95             207
Phoenix-Hollister Value Equity Series...........................         95             152             162             339
Phoenix-J.P. Morgan Research Enhanced Index Series..............         83             116              97             212
Phoenix-Janus Equity Income Series(2)...........................         97             158             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................         99             164             N/A             N/A
Phoenix-Janus Growth Series(2)..................................         94             149             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................         96             156             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         83             115              95             206
Phoenix-Oakhurst Growth and Income Series.......................         86             123             111             239
Phoenix-Oakhurst Strategic Allocation Series....................         83             115              95             206
Phoenix-Schafer Mid-Cap Value Series............................        100             167             188             389
Phoenix-Seneca Mid-Cap Growth Series............................         95             153             212             340
Phoenix-Seneca Strategic Theme Series...........................         85             122             109             235
EAFE(R)Equity Index Fund(1)......................................        87             127             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         84             119             N/A             N/A
Federated High Income Bond Fund II(10...........................         84             117             N/A             N/A
Technology Portfolio(2).........................................        101             169             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         86             124             112             242
Templeton Asset Strategy Fund-- Class 2.........................         86             124             112             241
Templeton Developing Markets Securities Fund-- Class 2..........         93             146             151             319
Templeton Growth Securities Fund-- Class 2......................         87             127             117             251
Templeton International Securities Fund-- Class 2...............         87             127             117             251
Wanger Foreign Forty............................................        108             191             228             461
Wanger International Small Cap..................................         90             137             135             288
Wanger Twenty...................................................         96             155             166             348
Wanger U.S. Small Cap...........................................         86             124             111             240
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    If you leave your premiums in the Contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series. Please note that the .05% charge for the Enhanced Option 1 Rider is not included.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................        $21            $ 65            $111            $239
Phoenix-Aberdeen New Asia Series................................         35             106             179             372
Phoenix-Bankers Trust Dow 30 Series(2)..........................         28              87             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         24              74             126             270
Phoenix-Engemann Capital Growth Series..........................         18              54              94             204
Phoenix-Engemann Nifty Fifty Series.............................         25              77             132             282
Phoenix-Federated U.S. Government Bond Series(2)................         34             103             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         16              51              88             192
Phoenix-Goodwin Multi-Sector Fixed Income Series................         18              55              95             207
Phoenix-Hollister Value Equity Series...........................         31              95             162             339
Phoenix-J.P. Morgan Research Enhanced Index Series..............         18              57              97             212
Phoenix-Janus Equity Income Series(2)...........................         33             102             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................         35             107             N/A             N/A
Phoenix-Janus Growth Series(2)..................................         30              91             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................         32              99             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         18              55              95             206
Phoenix-Oakhurst Growth and Income Series.......................         21              65             111             239
Phoenix-Oakhurst Strategic Allocation Series....................         18              55              95             206
Phoenix-Schafer Mid-Cap Value Series............................         37             111             188             389
Phoenix-Seneca Mid-Cap Growth Series............................         31              95             162             340
Phoenix-Seneca Strategic Theme Series...........................         21              63             109             235
EAFE(R)Equity Index Fund(1).....................................         22              69             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         19              59             N/A             N/A
Federated High Income Bond Fund II(1)...........................         19              58             N/A             N/A
Technology Portfolio(2).........................................         37             113             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         21              65             112             242
Templeton Asset Strategy Fund-- Class 2.........................         21              65             112             241
Templeton Developing Markets Securities Fund-- Class 2..........         29              89             151             319
Templeton Growth Securities Fund-- Class 2......................         22              68             117             251
Templeton International Securities Fund-- Class 2...............         22              68             117             251
Wanger Foreign Forty............................................         45             136             228             461
Wanger International Small Cap..................................         26              79             135             288
Wanger Twenty...................................................         32              98             166             348
Wanger U.S. Small Cap...........................................         21              65             111             240
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

EXAMPLES FOR BENEFIT OPTION 2 CONTRACTS:
    If you surrender your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 89            $133            $180            $275
Phoenix-Aberdeen New Asia Series................................        102             172             243             403
Phoenix-Bankers Trust Dow 30 Series(2)..........................         96             154             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         92             142             194             304
Phoenix-Engemann Capital Growth Series..........................         86             124             164             241
Phoenix-Engemann Nifty Fifty Series.............................         93             145             199             316
Phoenix-Federated U.S. Government Bond Series(2)................        101             169             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         85             121             158             230
Phoenix-Goodwin Multi-Sector Fixed Income Series................         86             125             165             244
Phoenix-Hollister Value Equity Series...........................         99             162             227             371
Phoenix-J.P. Morgan Research Enhanced Index Series..............         87             126             167             248
Phoenix-Janus Equity Income Series(2)...........................        101             168             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................        102             173             N/A             N/A
Phoenix-Janus Growth Series(2)..................................         97             158             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................        100             165             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         86             125             165             243
Phoenix-Oakhurst Growth and Income Series.......................         89             133             180             275
Phoenix-Oakhurst Strategic Allocation Series....................         86             125             165             243
Phoenix-Schafer Mid-Cap Value Series............................        104             177             251             419
Phoenix-Seneca Mid-Cap Growth Series............................         99             162             227             372
Phoenix-Seneca Strategic Theme Series...........................         89             132             178             271
EAFE(R)Equity Index Fund(1).....................................         90             137             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         87             129             N/A             N/A
Federated High Income Bond Fund II(1)...........................         87             127             N/A             N/A
Technology Portfolio(2).........................................        104             179             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         89             134             181             278
Templeton Asset Strategy Fund-- Class 2.........................         89             134             181             277
Templeton Developing Markets Securities Fund-- Class 2..........         97             156             217             351
Templeton Growth Securities Fund-- Class 2......................         90             137             185             287
Templeton International Securities Fund-- Class 2...............         90             137             185             287
Wanger Foreign Forty............................................        112             200             289             489
Wanger International Small Cap..................................         94             147             202             321
Wanger Twenty...................................................         99             164             231             379
Wanger U.S. Small Cap...........................................         89             134             180             276
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    If you annuitize your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 89            $133            $129            $275
Phoenix-Aberdeen New Asia Series................................        102             172             195             403
Phoenix-Bankers Trust Dow 30 Series(2)..........................         96             154             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         92             142             143             304
Phoenix-Engemann Capital Growth Series..........................         86             124             112             241
Phoenix-Engemann Nifty Fifty Series.............................         93             145             149             316
Phoenix-Federated U.S. Government Bond Series(2)................        101             169             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         85             121             106             230
Phoenix-Goodwin Multi-Sector Fixed Income Series................         86             125             113             244
Phoenix-Hollister Value Equity Series...........................         99             162             178             371
Phoenix-J.P. Morgan Research Enhanced Index Series..............         87             126             115             248
Phoenix-Janus Equity Income Series(2)...........................        101             168             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................        102             173             N/A             N/A
Phoenix-Janus Growth Series(2)..................................         97             158             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................        100             165             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         86             125             113             243
Phoenix-Oakhurst Growth and Income Series.......................         89             133             129             275
Phoenix-Oakhurst Strategic Allocation Series....................         86             125             113             243
Phoenix-Schafer Mid-Cap Value Series............................        104             177             204             419
Phoenix-Seneca Mid-Cap Growth Series............................         99             162             179             372
Phoenix-Seneca Strategic Theme Series...........................         89             132             127             271
EAFE(R)Equity Index Fund(1).....................................         90             137             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         87             129             N/A             N/A
Federated High Income Bond Fund II(1)...........................         87             127             N/A             N/A
Technology Portfolio(2).........................................        104             179             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         89             134             130             278
Templeton Asset Strategy Fund-- Class 2.........................         89             134             130             277
Templeton Developing Markets Securities Fund-- Class 2..........         97             156             168             351
Templeton Growth Securities Fund-- Class 2......................         90             137             135             287
Templeton International Securities Fund-- Class 2...............         90             137             135             287
Wanger Foreign Forty............................................        112             200             243             489
Wanger International Small Cap..................................         94             147             152             321
Wanger Twenty...................................................         99             164             183             379
Wanger U.S. Small Cap...........................................         89             134             129             276
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    If you leave your premiums in the Contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................        $24            $ 75            $129            $275
Phoenix-Aberdeen New Asia Series................................         38             116             195             403
Phoenix-Bankers Trust Dow 30 Series(2)..........................         32              97             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         27              84             143             304
Phoenix-Engemann Capital Growth Series..........................         21              65             112             241
Phoenix-Engemann Nifty Fifty Series.............................         29              88             149             316
Phoenix-Federated U.S. Government Bond Series(2)................         37             113             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         20              62             106             230
Phoenix-Goodwin Multi-Sector Fixed Income Series................         21              66             113             244
Phoenix-Hollister Value Equity Series...........................         35             105             178             371
Phoenix-J.P. Morgan Research Enhanced Index Series..............         22              67             115             248
Phoenix-Janus Equity Income Series(2)...........................         37             112             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................         39             118             N/A             N/A
Phoenix-Janus Growth Series(2)..................................         33             102             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................         36             109             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         21              66             113             243
Phoenix-Oakhurst Growth and Income Series.......................         24              75             129             275
Phoenix-Oakhurst Strategic Allocation Series....................         21              66             113             243
Phoenix-Schafer Mid-Cap Value Series............................         40             121             204             419
Phoenix-Seneca Mid-Cap Growth Series............................         35             106             179             372
Phoenix-Seneca Strategic Theme Series...........................         24              74             127             271
EAFE(R)Equity Index Fund(1).....................................         26              79             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         23              70             N/A             N/A
Federated High Income Bond Fund II(1)...........................         22              69             N/A             N/A
Technology Portfolio(2).........................................         41             123             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         25              76             130             278
Templeton Asset Strategy Fund-- Class 2.........................         25              76             130             277
Templeton Developing Markets Securities Fund-- Class 2..........         32              99             168             351
Templeton Growth Securities Fund-- Class 2......................         26              79             135             287
Templeton International Securities Fund-- Class 2...............         26              79             135             287
Wanger Foreign Forty............................................         49             146             243             489
Wanger International Small Cap..................................         29              89             152             321
Wanger Twenty...................................................         35             108             183             379
Wanger U.S. Small Cap...........................................         25              75             129             276
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

EXAMPLES FOR BENEFIT OPTION 3 CONTRACTS:
    If you surrender your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 90            $136            $184            $285
Phoenix-Aberdeen New Asia Series................................        103             174             248             411
Phoenix-Bankers Trust Dow 30 Series(2)..........................         97             157             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         93             145             199             314
Phoenix-Engemann Capital Growth Series..........................         87             127             169             251
Phoenix-Engemann Nifty Fifty Series.............................         94             148             204             325
Phoenix-Federated U.S. Government Bond Series(2)................        102             172             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         86             124             163             240
Phoenix-Goodwin Multi-Sector Fixed Income Series................         87             128             170             254
Phoenix-Hollister Value Equity Series...........................         99             165             232             380
Phoenix-J.P. Morgan Research Enhanced Index Series..............         88             129             172             258
Phoenix-Janus Equity Income Series(2)...........................        102             171             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................        103             176             N/A             N/A
Phoenix-Janus Growth Series(2)..................................         98             161             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................        101             168             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         87             127             170             253
Phoenix-Oakhurst Growth and Income Series.......................         90             136             184             285
Phoenix-Oakhurst Strategic Allocation Series....................         87             127             170             253
Phoenix-Schafer Mid-Cap Value Series............................        105             180             256             427
Phoenix-Seneca Mid-Cap Growth Series............................        100             165             232             381
Phoenix-Seneca Strategic Theme Series...........................         90             135             183             281
EAFE(R)Equity Index Fund(1).....................................         91             140             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         88             131             N/A             N/A
Federated High Income Bond Fund II(1)...........................         88             130             N/A             N/A
Technology Portfolio(2).........................................        105             181             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         90             137             186             288
Templeton Asset Strategy Fund-- Class 2.........................         90             137             185             287
Templeton Developing Markets Securities Fund-- Class 2..........         97             159             222             360
Templeton Growth Securities Fund-- Class 2......................         91             140             190             296
Templeton International Securities Fund-- Class 2...............         91             140             190             296
Wanger Foreign Forty............................................        113             203             293             496
Wanger International Small Cap..................................         94             150             207             331
Wanger Twenty...................................................        100             167             236             388
Wanger U.S. Small Cap...........................................         90             137             185             286
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    If you annuitize your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 90            $136            $134            $285
Phoenix-Aberdeen New Asia Series................................        103             174             200             411
Phoenix-Bankers Trust Dow 30 Series(2)..........................         97             157             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         93             145             148             314
Phoenix-Engemann Capital Growth Series..........................         87             127             117             251
Phoenix-Engemann Nifty Fifty Series.............................         94             148             154             325
Phoenix-Federated U.S. Government Bond Series(2)................        102             172             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         86             124             111             240
Phoenix-Goodwin Multi-Sector Fixed Income Series................         87             128             118             254
Phoenix-Hollister Value Equity Series...........................         99             165             183             380
Phoenix-J.P. Morgan Research Enhanced Index Series..............         88             129             120             258
Phoenix-Janus Equity Income Series(2)...........................        102             171             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................        103             176             N/A             N/A
Phoenix-Janus Growth Series(2)..................................         98             161             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(20...................        101             168             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         87             127             118             253
Phoenix-Oakhurst Growth and Income Series.......................         90             136             134             285
Phoenix-Oakhurst Strategic Allocation Series....................         87             127             118             253
Phoenix-Schafer Mid-Cap Value Series............................        105             180             209             427
Phoenix-Seneca Mid-Cap Growth Series............................        100             165             184             381
Phoenix-Seneca Strategic Theme Series...........................         90             135             132             281
EAFE(R)Equity Index Fund(1).....................................         91             140             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         88             131             N/A             N/A
Federated High Income Bond Fund II(1)...........................         88             130             N/A             N/A
Technology Portfolio(2).........................................        105             181             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         90             137             135             288
Templeton Asset Strategy Fund-- Class 2.........................         90             137             135             287
Templeton Developing Markets Securities Fund-- Class 2..........         97             159             173             360
Templeton Growth Securities Fund-- Class 2......................         91             140             140             296
Templeton International Securities Fund-- Class 2...............         91             140             140             296
Wanger Foreign Forty............................................        113             203             248             496
Wanger International Small Cap..................................         94             150             157             331
Wanger Twenty...................................................        100             167             187             388
Wanger U.S. Small Cap...........................................         90             137             134             286
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    If you leave your premiums in the Contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................        $25            $ 78            $134            $285
Phoenix-Aberdeen New Asia Series................................         39             119             200             411
Phoenix-Bankers Trust Dow 30 Series(2)..........................         33             100             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         28              87             148             314
Phoenix-Engemann Capital Growth Series..........................         22              68             117             251
Phoenix-Engemann Nifty Fifty Series.............................         30              91             154             325
Phoenix-Federated U.S. Government Bond Series(2)................         38             116             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         21              65             111             240
Phoenix-Goodwin Multi-Sector Fixed Income Series................         22              69             118             254
Phoenix-Hollister Value Equity Series...........................         36             108             183             380
Phoenix-J.P. Morgan Research Enhanced Index Series..............         23              70             120             258
Phoenix-Janus Equity Income Series(2)...........................         38             115             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................         40             120             N/A             N/A
Phoenix-Janus Growth Series(2)..................................         34             104             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................         37             112             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         22              69             118             253
Phoenix-Oakhurst Growth and Income Series.......................         25              78             134             285
Phoenix-Oakhurst Strategic Allocation Series....................         22              69             118             253
Phoenix-Schafer Mid-Cap Value Series............................         41             124             209             427
Phoenix-Seneca Mid-Cap Growth Series............................         36             109             184             381
Phoenix-Seneca Strategic Theme Series...........................         25              77             132             281
EAFE(R)Equity Index Fund(1).....................................         27              82             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         24              73             N/A             N/A
Federated High Income Bond Fund II(1)...........................         23              72             N/A             N/A
Technology Portfolio(2).........................................         42             126             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         26              79             135             288
Templeton Asset Strategy Fund-- Class 2.........................         26              79             135             287
Templeton Developing Markets Securities Fund-- Class 2..........         33             102             173             360
Templeton Growth Securities Fund-- Class 2......................         27              82             140             296
Templeton International Securities Fund-- Class 2...............         27              82             140             296
Wanger Foreign Forty............................................         50             149             248             496
Wanger International Small Cap..................................         30              92             157             331
Wanger Twenty...................................................         36             111             187             388
Wanger U.S. Small Cap...........................................         26              78             134             286
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1999, except as indicated. The tables reflect expenses of the Account as well as the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses. Please note that the .05% charge for the Enhanced Option 1 Rider is not included in the tables above.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts ranging from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.


    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the Contract.

    Certain provisions of the Contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the Contract, the Contract provisions will control.


OVERVIEW
    The Contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals.

    The Contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying Fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. Please refer to "Appendix B" for a detailed discussion of the GIA.

    You also select a Benefit Option which is suitable in meeting your financial objectives. Each Benefit Option differs in the amount of mortality and expense risk charge, how the death benefit is calculated, and in the amount of Contract Value you may withdraw without surrender charges each Contract Year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.


INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]  You may make payments anytime until the Maturity Date.

[diamond]  You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond]  Generally, the Minimum Initial Payment is $1,000.


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]  Payments are invested in one or more of the Subaccounts, the GIA and the MVA.

[diamond]  Transfers between the Subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond]  Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond]  The Contract Value varies with the investment performance of the
           Funds and is not guaranteed.

[diamond]  The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).


WITHDRAWALS
[diamond]  You may partially or fully surrender the Contract anytime for its
           Contract Value less any applicable surrender charge and premium tax.

[diamond]  Each year you may withdraw part of your Contract Value free of any surrender charges. During the first Contract Year, you may withdraw up to 10% of the Contract Value as of the date of the first partial withdrawal without surrender charges. After that, depending on the Benefit Option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current Contract Year (up to a maximum of 30% of your Contract Value as of the last Contract anniversary). Please refer to "Deductions and Charges - Surrender Charges" for a complete description.


DEATH BENEFIT
    The death benefit is calculated differently under each Benefit Option and the amount varies based on the Option selected.


DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE o No deductions are made from payments.

[diamond]  A deduction for surrender charges may occur when you surrender your
           Contract or request a withdrawal if the assets have not been held under the Contract for a specified period of time.

[diamond]  If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond]  No surrender charges are taken upon the death of the Annuitant or
           Owner before the Maturity Date.

[diamond]  A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

---------------------------------------------------------------
Percent                 7%   7%   6%   6%   5%   4%   3%   0%
---------------------------------------------------------------
Age of Payment in       0    1    2    3    4    5    6    7+
Complete Years
---------------------------------------------------------------

[diamond]  The total deferred surrender charges on a Contract will never exceed
           9% of total premium payments.

[diamond]  Administrative Charge--maximum of $35 each year.

[diamond]  Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The charge for the Enhanced Option 1 Rider is .05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the Contract Value at the beginning of each Contract year on the Contract anniversary. See "Optional Programs and Benefits" for complete details.

FROM THE ACCOUNT
[diamond]  Mortality and expense risk fee--varies based on the Benefit Option selected. See "Charges for Mortality and Expense Risks."

[diamond]  The daily administrative fee--0.125% annually. See "Charges for
           Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the Contact Value upon annuitization.
         o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. See "Premium Tax."

    See "Deductions and Charges" for a detailed description of Contract charges.

    In addition, certain charges are deducted from the assets of the Funds for investment management services. See the prospectuses for the Funds for more information.


BENEFIT OPTIONS
[diamond]  The Contract offers three Benefit Options. You select a Benefit
           Option that best meets your financial needs. Each Benefit Option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your Contract each year free of surrender charges (free withdrawal amount).

    The components of each Benefit Option are on the Benefit Options chart on the next page.


ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the Contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the Contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

                                                           BENEFIT OPTIONS CHART

-----------------------------------------------------------------------------------------------------------------------------------
                               OPTION 1              OPTIONAL BENEFITS               OPTION 2                    OPTION 3
-----------------------------------------------------------------------------------------------------------------------------------
      COMPONENT                RETURN OF                  ENHANCED                    ANNUAL                    5% ROLL-UP
                                PREMIUM                OPTION 1 RIDER                STEP-UP
-----------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense              .775%                      N/A                       1.125%                      1.225%
Risk Fee1
-----------------------------------------------------------------------------------------------------------------------------------
Rider Charge                      N/A                       .05%                       N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Free Withdrawal Amount CONTRACT YEAR 1:          CONTRACT YEAR 1:            CONTRACT YEAR 1:            CONTRACT YEAR 1:
                       10% of the Contract       10% of the Contract         10% of the Contract         10% of the Contract Value
                       Value as of the date of   Value as of the date of     Value as of the date of     as of the date of
                       withdrawal                withdrawal                  withdrawal                  withdrawal

                                                                                                         CONTRACT YEARS 2 AND
                       CONTRACT YEARS 2 AND      CONTRACT YEARS 2 AND        CONTRACT YEARS 2 AND        GREATER:
                       GREATER:                  GREATER:                    GREATER:                    10% of  the last Contract
                       10% of  the last          10% of the last Contract    10% of the last Contract    10% of the last Contract
                       Contract anniversary      anniversary value plus any  anniversary value plus any  anniversary value plus any
                       date                      unused percentage from      unused percentage from      unused percentage from
                                                 prior years may be carried  prior years may be carried  prior years may be carried forward to the then current forward to the then current forward to the then current
                                                 Contract Year, up to a      Contract Year, up to a      Contract Year, up to a
                                                 maximum of 30% of your      maximum of 30% of your      maximum of 30% of your
                                                 Contract Value as of the    Contract Value as of the    Contract Value as of the
                                                 last Contract anniversary   last Contract anniversary   last Contract anniversary

-----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on    THE GREATER OF:           THE GREATEST OF:           THE GREATEST OF:           THE GREATEST OF:
the date of death of   1. the sum of             1. the sum of 100% of      1. the sum of 100% of      1. the sum of 100% of
the Annuitant who has     100% of premium           premium payments less      premium payments less      premium payments less
not yet attained          payments less             Adjusted Partial           Adjusted Partial           Adjusted Partial
age 80                    Adjusted Partial          Withdrawals on the         Withdrawals on the         Withdrawals on the
                          Withdrawals on the        Claim Date; or             Claim Date; or             Claim Date; or
                          Claim Date; or         2. the Contract Value on   2. the Contract Value on  2. the Contract Value on
                       2. the Contract Value on     the Claim Date; or         the Claim Date; or         the Claim Date; or
                          the Claim Date         3. the 7 Year Step-up      3. the Annual Step-up      3. the Annual Step-up
                                                    Amount on the Claim        Amount on the Claim        Amount on the Claim
                                                    Date.                      Date.                      Date; or
                                                                                                       4. the Annual Roll-up Amount
                                                                                                          on the Claim Date.
-----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on    THE GREATER OF:           THE GREATER OF:            THE GREATER OF:            THE GREATER OF:
the date of death of   1. the sum of 100% of     1. the death benefit in    1. the death benefit in    1. the death benefit in
the Annuitant who has     premium payments less     effect at the end of       effect at the end of       effect at the end of the
attained age 80           Adjusted Partial          the last 7-year period     the immediately            immediately preceding
                          Withdrawals on the        prior to the Annuitant     preceding Contract         Contract year prior to
                          Claim Date; or            turning age 80, plus       year prior to the          the Annuitant turning age
                       2. the Contract              the sum of 100% of         Annuitant turning age      80, plus the sum of 100%
                          Value on the Claim        premium payments less      80, plus the sum of        of premium payments less
                          Date                      Adjusted Partial           100% of premium            Adjusted Partial
                                                    Withdrawals made since     payments less Adjusted     Withdrawals made since
                                                    the Contract Year that     Partial Withdrawals        the Contract Year that
                                                    the Annuitant reached      made since the             the Annuitant reached Age
                                                    Age 80; or                 Contract Year that the     80; or
                                                 2. the Contract Value         Annuitant reached Age   2. the Contract Value on the
                                                    on the Claim Date          80; or                     Claim Date
                                                                            2. the Contract Value on
                                                                               the Claim Date
-----------------------------------------------------------------------------------------------------------------------------------

1 See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.

2 See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.


                        PHL VARIABLE ACCUMULATION ACCOUNT
                              FINANCIAL HIGHLIGHTS
                            ACCUMULATION UNIT VALUES

 (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING UNDER OPTION 1 THROUGHOUT THE INDICATED PERIOD)


                                              PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         10/20/99 TO
                                                                                                                           12/31/99
                                                                                                                           --------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.365315
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            281

                                                PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/22/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.340593
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           41.5

                                               PHOENIX-BANKERS TRUST DOW 30 SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.007667
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           .150

                                       PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          11/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.145861
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           6.72

                                             PHOENIX-ENGEMANN CAPITAL GROWTH SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          8/24/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.422059
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            773


                                               PHOENIX-ENGEMANN NIFTY FIFTY SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.394208
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            350




                                          PHOENIX-FEDERATED U.S. GOVERNMENT BOND SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/28/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.001138
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           2.12

                                               PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          8/11/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.032225
                                                                                                                           =========
Number of units outstanding (000)....................................................................................          1,283

                                        PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/13/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.059187
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            186

                                              PHOENIX-HOLLISTER VALUE EQUITY SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          8/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.461708
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           65.2

                                       PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.152444
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            530

                                               PHOENIX-JANUS EQUITY INCOME SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.011467
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           .150


                                              PHOENIX-JANUS FLEXIBLE INCOME SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------


Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --





                                                   PHOENIX-JANUS GROWTH SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/28/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.024556
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           19.4

                                           PHOENIX-MORGAN STANLEY FOCUS EQUITY SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.008733
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           .150

                                                PHOENIX-OAKHURST BALANCED SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.178883
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            125

                                            PHOENIX-OAKHURST GROWTH AND INCOME SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          8/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.171854
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            397

                                          PHOENIX-OAKHURST STRATEGIC ALLOCATION SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          10/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.190912
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            202

                                              PHOENIX-SCHAFER MID-CAP VALUE SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          8/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.021489
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           12.1

                                              PHOENIX-SENECA MID-CAP GROWTH SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/3/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.770900
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           59.1





                                              PHOENIX-SENECA STRATEGIC THEME SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.625507
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            285

                                                EAFE(R) EQUITY INDEX FUND SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         10/14/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.319071
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           25.7

                                     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/2/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.022829
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           71.1

                                            FEDERATED HIGH INCOME BOND FUND II SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         10/14/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.038011
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           44.0

                                                        TECHNOLOGY SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.022800
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           .150

                                                 MUTUAL SHARES SECURITIES SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/2/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.018859
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           16.2

                                                 TEMPLETON ASSET STRATEGY SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          10/4/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.203086
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           13.4





                                         TEMPLETON DEVELOPING MARKETS SECURITIES SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          11/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.434374
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           29.9

                                               TEMPLETON GROWTH SECURITIES SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/2/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.282009
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           40.9

                                            TEMPLETON INTERNATIONAL SECURITIES SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          8/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.207390
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            108

                                                   WANGER FOREIGN FORTY SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         10/25/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $3.063495
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           15.4

                                              WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          8/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $3.171485
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            248

                                                      WANGER TWENTY SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         10/11/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.295209
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           21.2

                                                  WANGER U.S. SMALL CAP SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/14/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.308487
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            398



                        PHL VARIABLE ACCUMULATION ACCOUNT
                              FINANCIAL HIGHLIGHTS
                            ACCUMULATION UNIT VALUES
 (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING UNDER OPTION 2 THROUGHOUT THE INDICATED PERIOD)

                    PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          10/7/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.309215
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            125

                      PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/17/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.320013
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           34.0

                     PHOENIX-BANKERS TRUST DOW 30 SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

             PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          10/8/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.124550
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           25.7

                   PHOENIX-ENGEMANN CAPITAL GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/7/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.421174
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            664

                     PHOENIX-ENGEMANN NIFTY FIFTY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                           9/8/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.358727
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            439


                PHOENIX-FEDERATED U.S. GOVERNMENT BOND SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/21/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.000299
                                                                                                                           =========
Number of units outstanding (000)....................................................................................         2.51

                     PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          8/27/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.026725
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            997

              PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.054561
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            200

                    PHOENIX-HOLLISTER VALUE EQUITY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/7/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.393845
                                                                                                                           =========
Number of units outstanding (000)....................................................................................         31.9

             PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                           INCEPTION
                                                                                                                           9/7/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.120324
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            450

                     PHOENIX-JANUS EQUITY INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

                    PHOENIX-JANUS FLEXIBLE INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/21/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.000275
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           2.51


                         PHOENIX-JANUS GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/21/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.063552
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           26.5

                 PHOENIX-MORGAN STANLEY FOCUS EQUITY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period                                                                                                    $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

                      PHOENIX-OAKHURST BALANCED SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/20/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.153759
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           94.3

                  PHOENIX-OAKHURST GROWTH AND INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/8/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.141528
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            544

                PHOENIX-OAKHURST STRATEGIC ALLOCATION SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/8/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.146978
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           54.0

                    PHOENIX-SCHAFER MID-CAP VALUE SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          10/8/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.185002
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           7.92

                    PHOENIX-SENECA MID-CAP GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         10/12/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.358727
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           55.1


                    PHOENIX-SENECA STRATEGIC THEME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/8/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.582732
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            538

                      EAFE(R) EQUITY INDEX FUND SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          11/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.267153
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           44.8

           FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/27/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $1.985997
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            145

                  FEDERATED HIGH INCOME BOND FUND II SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          11/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.045922
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           43.7

                              TECHNOLOGY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/21/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.052387
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           8.98

                       MUTUAL SHARES SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/7/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $1.995911
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           39.8

                       TEMPLETON ASSET STRATEGY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          11/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.220287
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           28.6

               TEMPLETON DEVELOPING MARKETS SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          11/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.433400
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           7.79

                     TEMPLETON GROWTH SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.339821
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           77.5

                  TEMPLETON INTERNATIONAL SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.262905
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           97.9

                         WANGER FOREIGN FORTY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          11/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.996933
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           19.6

                    WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/17/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $3.095959
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            177

                            WANGER TWENTY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         10/28/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.248648
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           48.1

                        WANGER U.S. SMALL CAP SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/17/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.287562
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            338



                        PHL VARIABLE ACCUMULATION ACCOUNT
                              FINANCIAL HIGHLIGHTS
                            ACCUMULATION UNIT VALUES
 (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING UNDER OPTION 3 THROUGHOUT THE INDICATED PERIOD)

                    PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          12/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.192338
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           2.34

                      PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

                     PHOENIX-BANKERS TRUST DOW 30 SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

             PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/3/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.029296
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           .819

                   PHOENIX-ENGEMANN CAPITAL GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/3/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.409693
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           92.0

                     PHOENIX-ENGEMANN NIFTY FIFTY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/6/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.383432
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           60.9


                PHOENIX-FEDERATED U.S. GOVERNMENT BOND SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

                     PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          8/30/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.025010
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            339

              PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

                    PHOENIX-HOLLISTER VALUE EQUITY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          12/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.151593
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           .229

             PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/3/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.106858
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           13.4

                     PHOENIX-JANUS EQUITY INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/21/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.061818
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           10.2

                    PHOENIX-JANUS FLEXIBLE INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/21/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.000211
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           10.2


                         PHOENIX-JANUS GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/21/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.063500
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           10.2

                 PHOENIX-MORGAN STANLEY FOCUS EQUITY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/21/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.073075
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           10.2

                      PHOENIX-OAKHURST BALANCED SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/3/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.139688
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           12.1

                  PHOENIX-OAKHURST GROWTH AND INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         10/22/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.227552
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           54.0

                PHOENIX-OAKHURST STRATEGIC ALLOCATION SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/3/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.130633
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           27.3

                    PHOENIX-SCHAFER MID-CAP VALUE SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

                    PHOENIX-SENECA MID-CAP GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/20/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.236413
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           .004



                    PHOENIX-SENECA STRATEGIC THEME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/3/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.596857
                                                                                                                           =========
Number of units outstanding (000)....................................................................................            134

                      EAFE(R) EQUITY INDEX FUND SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

           FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

                  FEDERATED HIGH INCOME BOND FUND II SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

                              TECHNOLOGY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/21/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.052328
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           10.2

                       MUTUAL SHARES SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          12/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.049767
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           .488

                       TEMPLETON ASSET STRATEGY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --



               TEMPLETON DEVELOPING MARKETS SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                         12/20/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.103448
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           .001

                     TEMPLETON GROWTH SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

                  TEMPLETON INTERNATIONAL SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

Unit value, beginning of period......................................................................................        $--
Unit value, end of period............................................................................................        $--
                                                                                                                             ===
Number of units outstanding (000)....................................................................................         --

                         WANGER FOREIGN FORTY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          11/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.996379
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           1.98

                    WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/16/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $3.089088
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           6.97

                            WANGER TWENTY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          11/1/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.205925
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           2.15

                        WANGER U.S. SMALL CAP SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                                                          9/16/99 TO
                                                                                                                           12/31/99
                                                                                                                           ---------
Unit value, beginning of period......................................................................................      $2.000000
Unit value, end of period............................................................................................      $2.307720
                                                                                                                           =========
Number of units outstanding (000)....................................................................................           8.63


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "Contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the Owner and Annuitant under a Contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a Contract will depend on the investment performance of the amounts allocated to the Subaccounts. Upon the maturity of a Contract, the amounts held under a Contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each Contract on a continuing basis by directing the allocation of payments and the reallocation of the Contract Value among the Subaccounts, GIA or MVA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    We are a wholly-owned indirect subsidiary of Phoenix Home Life Mutual Insurance Company. Our executive office is located at One American Row, Hartford, Connecticut 06102 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. PHL Variable is a Connecticut stock company formed on April 24, 1981. PHL Variable sells variable annuity contracts through its own field force of agents and through brokers.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the Contracts are obligations of PHL Variable.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix A.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
THE PHOENIX EDGE SERIES FUND

    Certain Subaccounts invest in corresponding series of The Phoenix Edge Series Fund. The following series are currently available:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk. The series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The Phoenix-Aberdeen International Series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the series is to seek long-term capital appreciation. The series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial AverageSM (the "DJIASM") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Engemann Capital Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: The investment objective of the series is to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the series is to seek long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-JANUS EQUITY INCOME SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Oakhurst Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Oakhurst Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the investment advisor's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Seneca Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    A certain subaccount invests in a corresponding series of the Deutsche Asset Management VIT Funds. The following series is currently available:

    EAFE(R) EQUITY INDEX FUND: The series seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The series invests in a statistically selected sample of the securities found in the EAFE(R) Index.

FEDERATED INSURANCE SERIES
    Certain subaccounts invest in corresponding series of the Federated Insurance Series. The following series are currently available:

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II:
    The investment objective of the series is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

FEDERATED HIGH INCOME BOND FUND II:
    The investment objective of the series is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    A certain subaccount invests in a corresponding series of the The Universal Institutional Funds, Inc. The following series is currently available:

    TECHNOLOGY PORTFOLIO: The investment objective of the series is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Certain subaccounts invest in Class 2 shares of the corresponding fund of the Franklin Templeton Variable Insurance Products Trust. The following funds are currently available:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective. The Mutual Shares Securities Fund invests primarily in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. The Templeton Asset Strategy Fund invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. The Templeton Developing Markets Securities Fund invests primarily in emerging market equity securities.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton Growth Securities Fund invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton International Securities Fund invests primarily in stocks of companies located outside the United States, including emerging markets.

WANGER ADVISORS TRUST
    Certain subaccounts invest in corresponding series of the Wanger Advisors Trust. The following series are currently available:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth. The Wanger Foreign Forty invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger International Small Cap invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth. The Wanger Twenty invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger U.S. Small Cap invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.


    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    Phoenix Investment Counsel, Inc. ("PIC") is an investment advisor to the following series in The Phoenix Edge Series Fund:
          o Phoenix-Goodwin Money Market Series
          o Phoenix-Goodwin Multi-Sector Fixed Income Series
          o Phoenix-Hollister Value Equity Series
          o Phoenix-Oakhurst Balanced Series
          o Phoenix-Oakhurst Growth and Income Series
          o Phoenix-Oakhurst Strategic Allocation Series

    Based on subadvisory agreements with the fund, PIC as an investment advisor delegates certain investment decisions and research functions to subadvisors for the following series:

[diamond] Phoenix-Aberdeen International Advisors, LLC ("PAIA")
          o  Phoenix-Aberdeen International Series

[diamond] Roger Engemann & Associates, Inc. ("Engemann")
          o  Phoenix-Engemann Capital Growth Series
          o  Phoenix-Engemann Nifty Fifty Series

[diamond] Seneca Capital Management, LLC  ("Seneca")
          o  Phoenix-Seneca Mid-Cap Growth Series
          o  Phoenix-Seneca Strategic Theme Series

    Phoenix Variable Advisors, Inc. ("PVA") is also an investment advisor to The Phoenix Edge Series Fund. Based on subadvisory agreements with the fund, PVA delegates certain investment decisions and research functions to the following subadvisors for the series listed:

[diamond] Bankers Trust Company
          o   Phoenix-Bankers Trust Dow 30 Series

[diamond] Federated Investment Management Company
          o  Phoenix-Federated U.S. Government Bond Series

[diamond] J.P. Morgan Investment Management, Inc.
          o  Phoenix-J.P. Morgan Research Enhanced Index Series

[diamond] Janus Capital Corporation
          o  Phoenix-Janus Equity Income Series
          o  Phoenix-Janus Flexible Income Series
          o  Phoenix-Janus Growth Series

[diamond] Morgan Stanley Asset Management
          o  Phoenix-Morgan Stanley Focus Equity Series

[diamond] Schafer Capital Management, Inc.
          o  Phoenix-Schafer Mid-Cap Value Series

    The investment advisor to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment advisor to the Phoenix-Aberdeen New Asia Series is PAIA. Pursuant to subadvisory agreements with the fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect less than wholly owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly owned subsidiary of PM Holdings, Inc.

    The other investment advisors and their respective funds are:

[diamond] Bankers Trust Company
          o  EAFE(R) Equity Index Fund

[diamond] Federated Investment Management Company
          o  Federated Fund for U.S. Government Securities II
          o  Federated High Income Bond Fund II

[diamond]  Franklin Mutual Advisers, LLC
          o  Mutual Shares Securities Fund

[diamond] Morgan Stanley Asset Management
          o  Technology Portfolio

[diamond] Templeton Asset Management, Ltd.
          o  Templeton Developing Markets Securities Fund

[diamond] Templeton Global Advisors Limited
          o  Templeton Growth Securities Fund

[diamond] Templeton Investment Counsel, Inc.
          o  Templeton Asset Strategy Fund
          o  Templeton International Securities Fund

[diamond] Wanger Asset Management, L.P.
          o  Wanger Foreign Forty
          o  Wanger International Small Cap
          o  Wanger Twenty
          o  Wanger U.S. Small Cap


SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the funds.

MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if held to maturity. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to the general account of PHL Variable. The MVA is more fully described in a separate prospectus.

    For additional information concerning the Funds and the MVA, please see the accompanying Prospectuses, which should be read carefully before investing.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25
           o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available Subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a Contract must be at least $25.

[diamond] Qualified plans--$1,000 annually
           o If Contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a Contract may not be purchased for a proposed Annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the Annuitant is living and the Contract is in force, payments may be made anytime before the Maturity Date of a Contract.

    Payments received under the Contracts will be allocated in any combination to any Subaccount, GIA or MVA, in the proportion specified in the application for the Contract or as otherwise indicated by you from time to time. Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a Contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to Registered Representatives on each premium payment.


    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT
PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on Contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse Phoenix only upon the earlier of either full or partial surrender of the Contract, the Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix C to this Prospectus.

SURRENDER CHARGES
    A deduction for surrender charges for this Contract may be taken from proceeds of partial withdrawals from, or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your Contract Value free of any surrender charges. During the first Contract Year, you may withdraw up to 10% of the Contract Value as of the date of the first partial withdrawal without surrender charges. After that, depending on the Benefit Option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current Contract Year (up to a maximum of 30% of your Contract Value as of the last Contract anniversary).

    The amount of free withdrawal available depends on the Benefit Option you select as follows:

o OPTION 1
CONTRACT YEAR 1:
10% of the Contract Value as of the date of withdrawal


CONTRACT YEARS 2 AND GREATER:
10% of the last Contract anniversary value

o ENHANCED OPTION 1 RIDER
CONTRACT YEAR 1:
10% of the Contract Value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last Contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current Contract Year, up to a maximum of 30% of your Contract Value as of the last Contract anniversary.

This rider is available at an annual cost of .05%.

This charge is assessed against the initial payment at issue and subsequently is taken against the Contract Value at the beginning of each Contract Year on the Contract anniversary.

o OPTION 2
CONTRACT YEAR 1:
10% of the Contract Value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last Contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current Contract Year, up to a maximum of 30% of your Contract Value as of the last Contract anniversary

o OPTION 3
CONTRACT YEAR 1:
10% of the Contract Value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last Contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current Contract Year, up to a maximum of 30% of your Contract Value as of the last Contract anniversary

    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

=============================================================
Percent               7%   7%   6%   6%   5%   4%   3%   0%
-------------------------------------------------------------
Age of Payment in     0    1    2    3    4    5    6    7+
Complete Years
=============================================================

    If the Annuitant or Owner dies before the Maturity Date of the Contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a Contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding Contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the Subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each Subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the Subaccounts and varies based on the Benefit Option you selected. The charge under each Benefit Option is equal, on an annual basis to the following percentages:

  -----------------------------------------------------------
   OPTION 1 - RETURN  OPTION 2 - ANNUAL     OPTION 3 - 5%
      OF PREMIUM           STEP-UP             ROLL-UP
  -----------------------------------------------------------
          0.775%              1.125%             1.225%
  -----------------------------------------------------------

    Although you bear the investment risk of the Series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the Contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the Owner or other payee for as long as the Annuitant lives according to the annuity tables and other provisions of the Contract

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contract will benefit the Account and the Contract Owners.

ADMINISTRATIVE FEE
    We make a daily deduction from Account Value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the Subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA or MVA.)

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the Contract Value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the Contracts.

    The maximum administrative maintenance charge under a Contract is $35. This charge is deducted annually on the Contract anniversary date. It is deducted on a pro rata basis from the Subaccounts, GIA or MVA in which you have an interest. If you fully surrender your Contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your Contract Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the Contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the Contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the accompanying MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These Fund charges and other Fund expenses are described more fully in the accompanying Fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the Contract remain invested.

ACCUMULATION UNITS
    Your Initial payments will be applied within two days of our receipt if the application for a Contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to Subaccounts are used to purchase Accumulation Units of the Subaccount(s), at the value of such Units next determined after the receipt of the payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the Subaccount.

ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount can be computed by multiplying the number of such Units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each Subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the Maturity Date of your Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts, the GIA or MVA. A transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among Subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available Subaccounts, the GIA or MVA by calling VAO at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any Valuation Date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below) , you may make only one transfer per Contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the accompanying MVA prospectus for more information.


    Because excessive trading can hurt Fund performance and therefore be detrimental to all Contract Owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.


    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each Contract year. However, you will be permitted at least six transfers during each Contract year. There are additional restrictions on transfers from the GIA as described above and in Appendix B. See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of Subaccounts you may elect to a total of 18 over the life of the Contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, Contracts in the annuity period are not able to make transfers between Subaccounts.

OPTIONAL PROGRAMS AND BENEFITS
DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the Subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the Subaccount from which funds will be transferred (sending Subaccount), and if the value in that Subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending Subaccount or from the GIA but may be allocated to multiple receiving Subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify VAO at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect.


    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the Subaccounts to maintain the percentage allocation you have selected among these Subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.


    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.


ENHANCED OPTION 1 RIDER
    Enhanced Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

    1. CUMULATIVE FREE WITHDRAWALS: After the first Contract Year, the free withdrawal amount equals 10% of the last Contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current Contract Year to a maximum of 30% of your Contract Value as of the last Contract anniversary.

    2. 7 YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH BIRTHDAY, THE DEATH BENEFIT EQUALS:

       THE GREATEST OF:

       a. the sum of 100% of premium payments less Adjusted Partial Withdrawals on the Claim Date; or

       b. the Contract Value on the Claim Date; or

       c. the 7 Year Step-up Amount on the Claim Date.

    3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO:

       THE GREATER OF:

       a. the death benefit in effect at the end of the last 7-year period prior to the Annuitant turning age 80, plus the sum of 100% of premium payments less Adjusted Partial Withdrawals made since the Contract Year that the Annuitant reached Age 80; or

       b. the Contract Value on the Claim Date.

    There is a charge of .05% on an annual basis for the Enhanced Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the Contract Value at the beginning of each Contract year on the Contract anniversary.

NURSING HOME WAIVER
    After the first Contract Year, the Nursing Home Waiver provides for the waiver of surrender charges provided the Annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the Annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple Subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a Contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a Contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The Contract will terminate and lapse without value, if on any Valuation
Date:

[diamond] The Contract Value is zero; or

[diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable payment options)

    PHL Variable will notify you in writing that the Contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE
WHO RECEIVES PAYMENT
[diamond] DEATH OF AN OWNER/ANNUITANT
          If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the Contract at the death of the an Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant. The Benefit Option in effect at the death of an Owner/Annuitant or an Owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the Annuitant who is not the Owner provided a contingent Annuitant was named prior to the death of the Annuitant the contract will continue with the contingent Annuitant becoming the Annuitant. The Benefit Option in effect at the death of the Annuitant will also apply to the contingent Annuitant.

[diamond] QUALIFIED CONTRACTS
          Under Qualified Contracts, the death benefit is paid at the death of the participant who is the Annuitant under the Contract.

          Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the Owner is not an individual, the death of the Annuitant is treated as the death of the Owner.

PAYMENT AMOUNT BEFORE AGE 80
    Upon the Death of the Annuitant or Owner/Annuitant who has not yet Reached Age 80.

[diamond] OPTION 1--RETURN OF PREMIUM The greater of:

          a) 100% of payments, less Adjusted Partial Withdrawals; and

          b) the Contract Value on the Claim Date.

[diamond] OPTION 2--ANNUAL STEP-UP The greater of:

          a) 100% of payments, less Adjusted Partial Withdrawals; or

          b) the Contract Value on the Claim Date; and

          c) the Annual Step-up Amount on the Claim Date.

[diamond] OPTION 3--5% ROLL-UP The greater of:

          a) 100% of payments, less Adjusted Partial Withdrawals; or

          b) the Contract Value on the Claim Date; or

          c) the Annual Step-up Amount on the Claim Date; and

          d) the Annual Roll-up Amount on the Claim Date.

PAYMENT AMOUNT AFTER AGE 80
    After the Annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond] OPTION 1--RETURN OF PREMIUM The greater of:

          1. the sum of 100% of premium payments less Adjusted Partial Withdrawals on the Claim Date; or

          2. the Contract Value on the Claim Date.

[diamond] ENHANCED OPTION 1 RIDER
          After the Annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the death benefit in effect at the end of the last 7-year period prior to the Annuitant turning age 80, plus the sum of 100% of premium payments less Adjusted Partial Withdrawals made since the Contract Year that the Annuitant reached Age 80; or

          2. the Contract Value on the Claim Date.

          This rider is be available at an annual cost of .05%.

    This charge is assessed against the initial payment at issue and subsequently is taken against the Contract Value at the beginning of each Contract Year on the Contract anniversary.

[diamond] OPTION 2--ANNUAL STEP-UP The greater of:

          1. the death benefit in effect prior to the Annuitant turning age 80, plus the sum of 100% of premium payments less Adjusted Partial Withdrawals made since the Contract Year that the Annuitant reached Age 80; or

          2. the Contract Value on the Claim Date.

[diamond] OPTION 3--5% ROLL-UP The greater of:

          1. the death benefit in effect prior to the Annuitant turning age 80, plus the sum of 100% of premium payments less Adjusted Partial Withdrawals made since the Contract Year that the Annuitant reached Age 80; or

          2. the Contract Value on the Claim Date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:

          o 100% of payments, less withdrawals; and
          o the Contract Value on the Claim Date.

          BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER BENEFIT OPTIONS 2 OR 3 ARE SUITABLE FOR THEIR CIRCUMSTANCES.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.


VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the Contract's Maturity Date if the Annuitant is alive and the Contract is still in force. Beginning on the Maturity Date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each Contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint annuitant. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value. Upon the death of the Annuitant (and joint annuitant, if there is a joint annuitant), the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. The Maturity Date may not be earlier than the fifth Contract anniversary or later than the Contract anniversary nearest the Annuitant's 95th birthday unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election must be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date, is not elected by you, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the Annuitant and joint annuitant if any, the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the Contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a Contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of death of the Annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a variable payout monthly annuity while the Annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract. This option is not available for payment of any death benefit under the Contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint annuitant. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge. Upon the death of the Annuitant (and joint annuitant, if there is a joint annuitant), the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the Annuitant lives. If the Annuitant dies, the Annuitant's beneficiary will receive the value of the remaining Annuity Units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the Annuitant. No income or payment to a beneficiary is paid after the death of the Annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a Contract reaches its Maturity Date. In addition, in the event that annuity payment rates for Contracts are at that time more favorable than the applicable rates guaranteed under the Contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a Contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an Owner who also is the Annuitant dies on or after the Maturity Date, except as may otherwise be provided under any supplementary contract between the Owner and us, we will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A Valuation Date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to a Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date. After the first Valuation Period, the Accumulation Unit Value reflects the cumulative investment experience of that Subaccount.

NET INVESTMENT FACTOR
    The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the Contract to you or we may deliver it to you in person. You may surrender a Contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the Subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the Subaccounts to the Phoenix-Goodwin Money Market

Subaccount and those portions designated for the GIA and MVA will be allocated to those Accounts. At the expiration of the Free Look Period, the value of the Accumulation Units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available Subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on our tax status, on the type of retirement plan for which the Contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.

INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a Contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a Contract. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS
DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax adviser.

    If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners, distribution will be required at the death of the first of the Contract Owners.

    If the Contract Owner or a Joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a TSA program or an IRA, where the Contract is a qualified funding asset for structured settlements, or where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS
DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the Owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the Owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.

QUALIFIED PLANS
    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by PHL Variable in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the Contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the Contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any contingent deferred surrender charge; and (b) 50% of the Contract Value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the Subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with Us, except that no amount will be transferred to the MVA.

    If a loan repayment is not received by Us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the Contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
     Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell PHL Variable annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company. PEPCO is an indirect, majority owned subsidiary of Phoenix Home Life Mutual Insurance Company. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by PHL Variable.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the Contract. Any such amount paid with respect to Contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

    We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.

SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:


    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements

    Contract Owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VAO at 800/541-0171.

APPENDIX A-1
PERFORMANCE HISTORY FOR CONTRACTS WITH BENEFIT OPTION 1
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.
    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.
    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

 ----------------------------------------------------------------------------------------------------------------------------------

                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,2)
 ----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                             7/15/99         N/A         N/A         N/A          11.14%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                  7/15/99         N/A         N/A         N/A           3.72%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                              12/15/99         N/A         N/A         N/A          -3.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series               7/15/99         N/A         N/A         N/A          -8.92%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                            7/15/99         N/A         N/A         N/A          10.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                               7/15/99         N/A         N/A         N/A           6.07%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/15/99         N/A         N/A         N/A          -7.70%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                               7/15/99         N/A         N/A         N/A          -4.41%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                  7/15/99         N/A         N/A         N/A          -3.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                             7/15/99         N/A         N/A         N/A           9.16%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                7/15/99         N/A         N/A         N/A          -4.73%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                               12/15/99         N/A         N/A         N/A          -0.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/15/99         N/A         N/A         N/A          -6.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/15/99         N/A         N/A         N/A          -0.34%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/15/99         N/A         N/A         N/A          -0.03%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                  7/15/99         N/A         N/A         N/A          -1.88%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                         7/15/99         N/A         N/A         N/A          -4.06%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                      7/15/99         N/A         N/A         N/A          -2.03%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                              7/15/99         N/A         N/A         N/A         -17.58%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                              7/15/99         N/A         N/A         N/A          27.53%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             7/15/99         N/A         N/A         N/A          18.43%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund Series                                   7/15/99         N/A         N/A         N/A          11.40%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                  7/15/99         N/A         N/A         N/A          -6.61%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                7/15/99         N/A         N/A         N/A          -8.13%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             11/30/99         N/A         N/A         N/A          17.40%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2                           7/15/99         N/A         N/A         N/A         -12.47%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2                           7/15/99         N/A         N/A         N/A           0.53%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2            7/15/99         N/A         N/A         N/A           0.15%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2                        7/15/99         N/A         N/A         N/A           3.31%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2                 7/15/99         N/A         N/A         N/A           1.72%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                              7/15/99         N/A         N/A         N/A          47.35%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    7/15/99         N/A         N/A         N/A          66.51%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                     7/15/99         N/A         N/A         N/A          -2.78%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                             7/15/99         N/A         N/A         N/A           1.84%

----------------------------------------------------------------------------------------------------------------------------------

1 The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. Returns do not include the .05% charge for the Enhanced Option 1 Rider.

2 Returns reflect the effect of any applicable management fee waivers and reimbursements, which may increase total return.


                             ANNUAL TOTAL RETURN(1,3)
====================================================================================================================================
                Series                                       1983    1984   1985   1986    1987   1988   1989    1990
====================================================================================================================================
Phoenix-Aberdeen International Series                        N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                             N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                          N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                      31.64%   9.62%  33.65% 19.33%  5.92%  2.93%  34.90%   3.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                          N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          7.35%   9.18%   7.01%  5.51%  5.50%  6.43%   8.17%   7.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             5.00%  10.29%  19.47% 18.16%  0.13%  9.44%   7.21%   4.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                        N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series           N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                           N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                  N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                   N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                             N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 N/A     N/A    26.14% 14.59% 11.49%  1.37%  18.77%   4.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund                                     N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II             N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2(2)                  N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2(2)                  N/A     N/A     N/A    N/A    N/A     N/A   11.96   -9.09%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2(2)   N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2(2)               N/A     N/A     N/A    N/A    N/A     N/A   13.31% -12.12%
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2(2)        N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                        N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A

====================================================================================================================================



                             ANNUAL TOTAL RETURN(1,3) (continued)
====================================================================================================================================
                Series                                       1991    1992   1993   1994    1995   1996   1997    1998    1999
====================================================================================================================================
Phoenix-Aberdeen International Series                       18.60% -13.66%  37.16% -0.89%  8.56% 17.53%  10.99%  26.73%  28.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                             N/A     N/A     N/A    N/A    N/A     N/A  -33.05%  -5.35%  49.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                          N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          N/A     N/A     N/A    N/A    N/A   31.86%  20.91% -21.95%   3.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                      41.40%   9.25%  18.57%  0.51% 29.65% 11.52%  19.94%  28.79%  28.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                          N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A    30.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          4.98%   2.60%   1.90%  2.86%  4.70%  4.03%   4.19%   4.10%   3.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            18.46%   9.04%  14.83% -6.38% 22.37% 11.35%  10.04%  -5.06%   4.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                        N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A    23.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series           N/A     N/A     N/A    N/A    N/A     N/A    N/A    30.45%  17.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                           N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                  N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                   N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                             N/A     N/A     7.59% -3.76% 22.18%  9.52%  16.83%  17.90%  10.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A    15.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                28.10%   9.61%   9.96% -2.33% 17.09%  8.02%  19.60%  19.66%  10.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A   -11.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A    44.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        N/A     N/A     N/A    N/A    N/A     N/A   16.06%  43.35%  53.57%
------------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund                                     N/A     N/A     N/A    N/A    N/A     N/A    N/A    20.46%  26.42%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II             N/A     N/A     N/A    N/A    7.74%  3.21%   7.55%   6.64%  -1.52%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           N/A     N/A     N/A    N/A   19.25% 13.22%  12.76%   1.73%   1.36%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2(2)                  N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     8.28%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2(2)                 26.23%   6.81%  24.68% -4.14% 21.11% 17.46%  14.18%   5.10%  21.41%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2(2)   N/A     N/A     N/A    N/A    N/A     N/A  -30.06% -21.79%  51.87%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2(2)               26.03%   5.86%  32.48% -3.39% 23.78% 20.98%  10.54%   0.03%  27.56%
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2(2)         N/A     N/A    45.08% -3.78% 13.97% 22.12%  12.44%   8.05%  22.10%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               N/A     N/A     N/A    N/A    N/A   30.78%  -2.39%  15.24% 124.39%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                        N/A     N/A     N/A    N/A    N/A   45.23%  28.20%   7.66%  23.92%

====================================================================================================================================

1 Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees. Returns do not include the .05% charge for the Enhanced Option 1 Rider.

2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance since that date reflects Class 2's higher annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
3 Returns reflect the effect of any applicable management fee waivers and reimbursements, which may increase total return.


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.


    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

Example:
Value of hypothetical pre-existing account with
exactly one unit at the beginning of the period:....   $2.030543
Value of the same account (excluding capital
changes) at the end of the 7-day period:............    2.032225
Calculation:
  Ending account value..............................    2.032225
  Less beginning value..............................    2.030543
  Net change in account value.......................    0.001682
Base period return:
  (adjusted change/beginning account value).........    0.000828
Current yield = return x (365/7)....................       4.32%
Effective yield = [(1 + return)365/7] -1............       4.41%


    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial AverageSM, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any series' or advisors' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial AverageSM, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX A-2
PERFORMANCE HISTORY FOR CONTRACTS WITH BENEFIT OPTION 2
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.
    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.
    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

==================================================================================================================================

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,2)
==================================================================================================================================
                                                                INCEPTION DATE    1 YEAR     5 YEARS    10 YEARS  SINCE INCEPTION
==================================================================================================================================
Phoenix-Aberdeen International Series                              7/15/99         N/A         N/A        N/A         10.96%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                   7/15/99         N/A         N/A        N/A          3.55%
----------------------------------------------------------------------------------------------------------------------------------
hoenix-Bankers Trust Dow 30 Series                                 12/15/99        N/A         N/A        N/A         -3.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                7/15/99         N/A         N/A        N/A         -9.05%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                             7/15/99         N/A         N/A        N/A         10.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                7/15/99         N/A         N/A        N/A          5.96%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                      12/15/99        N/A         N/A        N/A         -7.73%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                7/15/99         N/A         N/A        N/A         -4.57%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                   7/15/99         N/A         N/A        N/A         -3.99%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                              7/15/99         N/A         N/A        N/A          8.98%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                 7/15/99         N/A         N/A        N/A         -4.89%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                                 12/15/99        N/A         N/A        N/A         -0.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                               12/15/99        N/A         N/A        N/A         -6.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                        12/15/99        N/A         N/A        N/A         -0.36%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                         12/15/99        N/A         N/A        N/A         -0.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                   7/15/99         N/A         N/A        N/A         -2.04%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                          7/15/99         N/A         N/A        N/A         -4.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                       7/15/99         N/A         N/A        N/A         -2.16%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                               7/15/99         N/A         N/A        N/A        -17.71%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                               7/15/99         N/A         N/A        N/A         27.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                              7/15/99         N/A         N/A        N/A         18.26%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund Series                                    7/15/99         N/A         N/A        N/A         11.21%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   7/15/99         N/A         N/A        N/A         -6.76%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                 7/15/99         N/A         N/A        N/A         -8.28%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                               11/30/99        N/A         N/A        N/A         17.37%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                           7/15/99         N/A         N/A        N/A        -12.62%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2                           7/15/99         N/A         N/A        N/A          0.36%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2            7/15/99         N/A         N/A        N/A         -0.01%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2                        7/15/99         N/A         N/A        N/A          3.17%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2                 7/15/99         N/A         N/A        N/A          1.55%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                               7/15/99         N/A         N/A        N/A         46.98%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                     7/15/99         N/A         N/A        N/A         66.26%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                      7/15/99         N/A         N/A        N/A         -2.95%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                              7/15/99         N/A         N/A        N/A          1.69%

==================================================================================================================================

1 The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

2 Returns reflect the effect of any applicable management fee waivers and reimbursements, which may increase total return.


                             ANNUAL TOTAL RETURN(1,3)


===================================================================================================================================
                     Series                                  1983   1984    1985   1986    1987   1988   1989    1990
===================================================================================================================================
Phoenix-Aberdeen International Series                        N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                             N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                          N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                      31.19%   9.23%  33.18% 18.92%  5.55%   2.57% 34.44%   2.69%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                          N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          6.97%   8.80%   6.63%  5.14%  5.13%   6.06%  7.79%   6.82%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             4.64%   9.90%  19.05% 17.75% -0.22%   9.06%  6.84%   3.86%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                        N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series           N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                           N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                  N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                   N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                             N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 N/A     N/A    25.70% 14.19% 11.10%   1.02% 18.36%   4.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund                                     N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II             N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2(2)                  N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2(2)                  N/A     N/A     N/A    N/A    N/A     N/A   11.57%  -9.40%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2(2)   N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2(2)                N/A     N/A     N/A    N/A    N/A     N/A   12.92% -12.43%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2(2)         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                        N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A

===================================================================================================================================




                             ANNUAL TOTAL RETURN(1,3) (continued)


===================================================================================================================================
                     Series                                  1991    1992   1993   1994    1995   1996   1997    1998    1999
===================================================================================================================================
Phoenix-Aberdeen International Series                       18.19% -13.96%  36.68% -1.23%  8.18%  17.12% 10.60% 26.29%   27.86%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                             N/A     N/A     N/A    N/A    N/A     N/A  -33.28% -5.68%   49.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                          N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          N/A     N/A     N/A    N/A    N/A    31.39% 20.49%-22.22%    3.45%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                      40.90%   8.87%  18.16%  0.16% 29.20%  11.13% 19.53% 28.34%   28.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                          N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A    30.57%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          4.61%   2.24%   1.55%  2.50%  4.34%   3.66%  3.83%  3.74%    3.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            18.05%   8.65%  14.43% -6.71% 21.95%  10.96%  9.65% -5.39%    4.11%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                        N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A    22.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series           N/A     N/A     N/A    N/A    N/A     N/A    N/A    29.99%  17.33%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                           N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                  N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                   N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                             N/A     N/A     7.21% -4.09  21.76%   9.13% 16.42% 17.48%   10.16%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A    15.56%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                27.65%   9.23%   9.58% -2.67% 16.68%   7.64% 19.18% 19.24%    9.90%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A   -11.43%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A    43.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        N/A     N/A     N/A    N/A    N/A     N/A   15.66% 42.85%   53.08%
-----------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund                                     N/A     N/A     N/A    N/A    N/A     N/A    N/A    20.04%  25.98%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II             N/A     N/A     N/A    N/A    7.37%   2.85%  7.18%  6.27%   -1.87%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           N/A     N/A     N/A    N/A   18.83%  12.83% 12.36%  1.37%    1.01%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2(2)                  N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     7.90%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2(2)                 25.79%   6.44%  24.24% -4.48% 20.69%  17.05% 13.78%  4.73%   20.99%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2(2)   N/A     N/A     N/A    N/A    N/A     N/A  -30.31%-22.07%   51.36%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2(2)               25.59%   5.49%  32.02% -3.73% 23.35%  20.56% 10.16% -0.32%   27.16%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2(2)         N/A     N/A    44.58% -4.11% 13.57%  21.69% 12.05%  7.67%   21.68%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                         N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               N/A     N/A     N/A    N/A    N/A    30.32% -2.74% 14.83%  123.65%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                N/A     N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                        N/A     N/A     N/A    N/A    N/A    44.72% 27.76%  7.29%   23.50%

===================================================================================================================================


1Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.
2Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance since that date reflects Class 2's higher annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
3Returns reflect the effect of any applicable management fee waivers and reimbursements, which may increase total return.


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.


    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

Example:
Value of hypothetical pre-existing account with
exactly one unit at the beginning of the period:....   $2.025183
Value of the same account (excluding capital
changes) at the end of the 7-day period:............    2.026725
Calculation:
  Ending account value..............................    2.026725
  Less beginning value..............................    2.025183
  Net change in account value.......................    0.001542
Base period return:
  (adjusted change/beginning account value).........    0.000761
Current yield = return x (365/7)....................       3.97%
Effective yield = [(1 + return)(365/7)] -1..........       4.05%


    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial AverageSM, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any series' or advisors' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial AverageSM, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX A-3
PERFORMANCE HISTORY FOR CONTRACTS WITH BENEFIT OPTION (3)
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.
    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.
    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

==================================================================================================================================

      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,2)
==================================================================================================================================
                                                                INCEPTION DATE    1 YEAR     5 YEARS    10 YEARS  SINCE INCEPTION
==================================================================================================================================
Phoenix-Aberdeen International Series                              7/15/99         N/A         N/A         N/A          10.88%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                   7/15/99         N/A         N/A         N/A           3.46%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                                12/15/99        N/A         N/A         N/A          -3.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                7/15/99         N/A         N/A         N/A          -9.11%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                             7/15/99         N/A         N/A         N/A          10.03%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                7/15/99         N/A         N/A         N/A           5.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                      12/15/99        N/A         N/A         N/A          -7.73%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                7/15/99         N/A         N/A         N/A          -4.64%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                   7/15/99         N/A         N/A         N/A          -4.06%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                              7/15/99         N/A         N/A         N/A           8.89%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                 7/15/99         N/A         N/A         N/A          -4.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                                 12/15/99        N/A         N/A         N/A          -0.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                               12/15/99        N/A         N/A         N/A          -6.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                        12/15/99        N/A         N/A         N/A          -0.36%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                         12/15/99        N/A         N/A         N/A          -0.05%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                   7/15/99         N/A         N/A         N/A          -2.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                          7/15/99         N/A         N/A         N/A          -4.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                       7/15/99         N/A         N/A         N/A          -2.25%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                               7/15/99         N/A         N/A         N/A         -17.77%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                               7/15/99         N/A         N/A         N/A          27.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                              7/15/99         N/A         N/A         N/A          18.17%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund Series                                    7/15/99         N/A         N/A         N/A          11.13%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   7/15/99         N/A         N/A         N/A          -6.82%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                 7/15/99         N/A         N/A         N/A          -8.33%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                               11/30/99        N/A         N/A         N/A          17.36%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                           7/15/99         N/A         N/A         N/A         -12.68%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2                           7/15/99         N/A         N/A         N/A           0.29%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2            7/15/99         N/A         N/A         N/A          -0.18%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2                        7/15/99         N/A         N/A         N/A           3.10%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2                 7/15/99         N/A         N/A         N/A           1.48%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                               7/15/99         N/A         N/A         N/A          46.88%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                     7/15/99         N/A         N/A         N/A          66.14%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                      7/15/99         N/A         N/A         N/A          -3.01%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                              7/15/99         N/A         N/A         N/A           1.61%

----------------------------------------------------------------------------------------------------------------------------------

1 The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

2 Returns reflect the effect of any applicable management fee waivers and reimbursements, which may increase total return.

                             ANNUAL TOTAL RETURN(1,3)

===================================================================================================================================

                    Series                                   1983    1984   1985   1986    1987   1988    1989   1990
===================================================================================================================================
  Phoenix-Aberdeen International Series                      N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                           N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Bankers Trust Dow 30 Series                        N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series        N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
    -------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                    31.00%   9.07%  32.98% 18.74%   5.39%  2.42%  34.24%   2.54%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                        N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series              N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                        6.82%   8.63%   6.47%  4.98%   4.97%  5.90%   7.63%   6.66%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series           4.48%   9.74%  18.87% 17.57%  -0.37%  8.90%   6.68%   3.70%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                      N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series         N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Equity Income Series                         N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                       N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                 N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                           N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth and Income Series                  N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series               N/A     N/A    25.51% 14.02%  10.94%  0.87%  18.18%   4.24%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Schafer Mid-Cap Value Series                       N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                       N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                      N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  EAFE(R)Equity Index Fund Series                            N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Federated Fund for U.S. Government Securities II           N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                         N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                       N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2(2)                N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund -- Class 2(2)                N/A     N/A     N/A     N/A    N/A     N/A   11.40%  -9.54%
  ---------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund -- Class 2(2) N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2(2)             N/A     N/A     N/A     N/A    N/A     N/A   12.75% -12.56%
  ---------------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund -- Class 2(2)      N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
    -------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                       N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                             N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                              N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Wanger US Small Cap                                        N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A

  =================================================================================================================================


                             ANNUAL TOTAL RETURN(1,3) (continued)

===================================================================================================================================

                    Series                                   1991    1992   1993   1994    1995   1996    1997   1998    1999
===================================================================================================================================
  Phoenix-Aberdeen International Series                     18.01% -14.09%  36.47% -1.38%   8.02% 16.94%  10.44%  26.10%  27.67%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                           N/A     N/A     N/A     N/A    N/A     N/A  -33.38%  -5.83%  48.83%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Bankers Trust Dow 30 Series                        N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series        N/A     N/A     N/A     N/A    N/A    31.20% 20.31% -22.34%   3.30%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                    40.69%   8.71%  17.98%  0.01%  29.01% 10.96%  19.35%  28.15%  27.87%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                        N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A    30.30%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series              N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                        4.45%   2.08%   1.39%  2.35%   4.18%  3.51%   3.67%   3.58%   3.34%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series          17.87%   8.49%  14.25% -6.85%  21.77% 10.79%   9.49%  -5.53%   3.96%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                      N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A    22.55%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series         N/A     N/A     N/A     N/A    N/A     N/A    N/A    29.80%  17.18%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Equity Income Series                         N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                       N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                 N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                           N/A     N/A     7.05% -4.24%  21.58%  8.97%  16.25%  17.31%  10.02%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth and Income Series                  N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A    15.36%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series              27.46%   9.06%   9.41% -2.82%  16.51%  7.48%  19.01%  19.06%   9.71%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Schafer Mid-Cap Value Series                       N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A   -11.56%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                       N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A    43.64%
  ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                      N/A     N/A     N/A     N/A    N/A     N/A   15.48%  42.64%  52.84%
  ---------------------------------------------------------------------------------------------------------------------------------
  EAFE(R)Equity Index Fund Series                            N/A     N/A     N/A     N/A    N/A     N/A    N/A    19.86%  25.80%
  ---------------------------------------------------------------------------------------------------------------------------------
  Federated Fund for U.S. Government Securities II           N/A     N/A     N/A     N/A    7.21%  2.69%   7.02%   6.11%  -2.01%
  ---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                         N/A     N/A     N/A     N/A   18.65% 12.66%  12.19%   1.22%   0.86%
  ---------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                       N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2(2)                N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A     7.73%
  ---------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fun -- Class 2(2)                25.60%   6.28%  24.05% -4.62%  20.51% 16.87%  13.61%   4.58%  20.81%
  ---------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund -- Class 2(2) N/A     N/A     N/A     N/A    N/A     N/A  -30.41% -22.18%  50.99%
    -------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2(2)            25.40%   5.33%  31.82% -3.87%  23.17% 20.37%   9.99%  -0.47%  26.97%
  ---------------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund -- Class 2(2)      N/A     N/A    44.36% -4.26%  13.40% 21.51%  11.88%   7.51%  21.50%
    -------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                       N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                             N/A     N/A     N/A     N/A    N/A    30.12% -2.88%  14.66% 123.32%
  ---------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                              N/A     N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A
  ---------------------------------------------------------------------------------------------------------------------------------
  Wanger US Small Cap                                        N/A     N/A     N/A     N/A    N/A    44.50% 27.57%   7.12%  23.32%

===================================================================================================================================

1 Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.

2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance since that date reflects Class 2's higher annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
3 Returns reflect the effect of any applicable management fee waivers and reimbursements, which may increase total return.


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.


    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

Example:
Value of hypothetical pre-existing account with
exactly one unit at the beginning of the period:....   $2.023510
Value of the same account (excluding capital
changes) at the end of the 7-day period:............    2.025010
Calculation:
  Ending account value..............................    2.025010
  Less beginning value..............................    2.023510
  Net change in account value.......................    0.001500
Base period return:
  (adjusted change/beginning account value).........    0.000741
Current yield = return x (365/7)....................       3.87%
Effective yield = [(1 + return)365/7] -1............       3.94%


    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial AverageSM, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any series' or advisors' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial AverageSM, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B
THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of PHL Variable Insurance Company (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of PHL Variable Insurance Company other than those allocated to any separate account. Payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. PHL Variable will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between PHL Variable and the Contracts participating in the General Account, in accordance with the terms of such Contracts.

    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. PHL Variable assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, PHL Variable guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the General Account allocated to PHL Variable includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of PHL Variable. However, PHL Variable guarantees that it will credit interest at a rate of not less than 3% per year compounded annually, to amounts allocated to the GIA. PHL Variable may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.

    On the last business day of each calendar week, PHL Variable will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by PHL Variable based on information as to expected investment yields. Some of the factors that PHL Variable may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHL VARIABLE AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

    PHL Variable is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in PHL Variable's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, Contract Owners and shareholders.


    Excess interest, if any, will be credited on the GIA Contract Value. PHL Variable guarantees that, at any time, the GIA Contract Value will not be less than the amount of payments allocated to the GIA, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which PHL Variable may, in its discretion, credit to the GIA, less the sum of any applicable annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."


    For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").

    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE DOLLAR COST AVERAGING PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A PERIOD OF 6 MONTHS OR LONGER. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE:

           YEAR ONE: 25% YEAR TWO: 33% YEAR THREE: 50% YEAR FOUR: 100%

APPENDIX C
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS

-----------------------------------------------------------------------------------------------------------------------------------



                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED

California ..........................................                             X                   2.35%            0.50%

Kentucky(2)..........................................


Maine................................................                             X                   2.0

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00



Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%

NOTE:The above premium tax deduction rates are as of January 1, 2000. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."


1"Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, payment of death proceeds or Maturity Date. 2Effective January 1, 2000, Kentucky no longer imposes Premium Tax on variable annuities.

                                  PART B
                        INFORMATION REQUIRED IN A

                   STATEMENT OF ADDITIONAL INFORMATION

                         PHL VARIABLE INSURANCE COMPANY              [VERSION A]

HOME OFFICE:                                            PHOENIX VARIABLE ANNUITY
One American Row                                        MAIL OPERATIONS ("VAMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                        PHL VARIABLE ACCUMULATION ACCOUNT

                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT
                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2000. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address and telephone number.

                                TABLE OF CONTENTS

                                                                            PAGE

Underwriter..............................................................   B-2

Calculation of Yield and Return..........................................   B-2

Calculation of Annuity Payments .........................................   B-3

Experts .................................................................   B-4

Financial Statements.....................................................   B-5

UNDERWRITER
--------------------------------------------------------------------------------
    PEPCO, an affiliate of PHL Variable, offers these contracts on a continuous basis. During the fiscal years ended December 31, 1997, 1998 and 1999, PEPCO was paid $11.8, $12.6 and $13.3 million, respectively, and retained $0 for sales of these contracts.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.25% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:
    The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 1999:

Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:   $1.168581
Value of the same account (excluding capital
   changes) at the end of the 7-day period:......      1.169442
Calculation:
   Ending account value..........................      1.169442
   Less beginning account value..................      1.168581
   Net change in account value...................      0.000861
Base period return:
   (adjusted change/beginning account value).....      0.000737
Current yield = return x (365/7) =...............      3.84%
Effective yield = [(1 + return)(365/7)] -1 =.....      3.92%
    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We  assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]
    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barrons
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Money
      The New York Times
      Personal Investor
      Registered Representative
      Stanger's Investment Adviser
      The Stanger Register
      U.S. News and World Report
      The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e. higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account as of December 31, 1999 and for the year then ended and the financial statements of PHL Variable Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included herein have been so included in reliance on the respective reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    PricewaterhouseCoopers LLP, whose address is 100 Pearl Street, Hartford, Connecticut 06103, also provides other accounting and tax-related services as requested by PHL Variable from time to time.

    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.


1The Dow Jones Industrial Average(SM)(DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

2The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. As of December 31, 1999 it contained 376 industrial, 41 utility, 72 financial and 11 transportation issues. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

3Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

         PHL VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS
         DECEMBER 31, 1999

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999


                                                                                     GOODWIN MULTI-     OAKHURST
                                                  GOODWIN MONEY       ENGEMANN        SECTOR FIXED      STRATEGIC      ABERDEEN
                                                     MARKET        CAPITAL GROWTH        INCOME        ALLOCATION    INTERNATIONAL
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
ASSETS
            Investments at cost                   $ 62,156,746     $ 280,431,716      $68,105,826      $70,005,841    $42,931,730
                                                  ============     =============      ===========      ===========    ===========
            Investments at market                 $ 62,156,746     $ 374,747,208      $59,455,163      $76,461,657    $45,485,987
                                                  ------------     -------------      -----------      -----------    -----------
                 Total assets                       62,156,746       374,747,208       59,455,163       76,461,657     45,485,987
LIABILITIES
            Accrued expenses to related party           72,374           420,870           69,857           88,133         50,638
                                                  ------------     -------------      -----------      -----------    -----------
NET ASSETS                                        $ 62,084,372     $ 374,326,338      $59,385,306      $76,373,524    $45,435,349
                                                  ============     =============      ===========      ===========    ===========
Accumulation units outstanding                      53,088,877       158,996,631       47,250,817       43,749,631     21,573,562
                                                  ============     =============      ===========      ===========    ===========
Unit value                                        $   1.169442     $    2.354304      $  1.256810      $  1.745695    $  2.106066
                                                  ============     =============      ===========      ===========    ===========


                                                                   DUFF & PHELPS        SENECA                          RESEARCH
                                                    OAKHURST        REAL ESTATE        STRATEGIC         ABERDEEN       ENHANCED
                                                    BALANCED        SECURITIES           THEME           NEW ASIA        INDEX
                                                   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
ASSETS
            Investments at cost                   $ 51,567,039     $  12,146,813      $50,406,148      $ 5,068,391    $39,497,092
                                                  ============     =============      ===========      ===========    ===========
            Investments at market                 $ 57,429,112     $  10,041,898      $69,590,336      $ 5,396,137    $44,982,006
                                                  ------------     -------------      -----------      -----------    -----------
                 Total assets                       57,429,112        10,041,898       69,590,336        5,396,137     44,982,006
LIABILITIES
            Accrued expenses to related party           66,351            11,143           75,734            6,084         51,293
                                                  ------------     -------------      -----------      -----------    -----------
NET ASSETS                                        $ 57,362,761     $  10,030,755      $69,514,602      $ 5,390,053    $44,930,713
                                                  ============     =============      ===========      ===========    ===========
Accumulation units outstanding                      33,400,269         7,521,519       25,554,777        5,774,693     28,345,074
                                                  ============     =============      ===========      ===========    ===========
Unit value                                        $   1.717434     $    1.333608      $  2.720219      $  0.933392    $  1.585133
                                                  ============     =============      ===========      ===========    ===========


                                                                                        OAKHURST
                                                    ENGEMANN        SENECA MID-        GROWTH AND       HOLLISTER     SCHAFER MID-
                                                   NIFTY FIFTY      CAP GROWTH           INCOME        VALUE EQUITY    CAP VALUE
                                                   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
ASSETS
            Investments at cost                   $ 19,536,325     $   5,078,206      $40,568,421      $ 4,889,081    $ 3,071,867
                                                  ============     =============      ===========      ===========    ===========
            Investments at market                 $ 25,017,297     $   7,273,932      $47,333,975      $ 5,907,830    $ 2,602,196
                                                  ------------     -------------      -----------      -----------    -----------
                 Total assets                       25,017,297         7,273,932       47,333,975        5,907,830      2,602,196
LIABILITIES
            Accrued expenses to related party           28,045             7,301           54,941            6,600          3,030
                                                  ------------     -------------      -----------      -----------    -----------
NET ASSETS                                        $ 24,989,252     $   7,266,631      $47,279,034      $ 5,901,230    $ 2,599,166
                                                  ============     =============      ===========      ===========    ===========
Accumulation units outstanding                      15,351,809         4,186,086       34,386,620        4,393,522      3,352,167
                                                  ============     =============      ===========      ===========    ===========
Unit value                                        $   1.627772     $    1.735901      $  1.374925      $  1.343166    $  0.775369
                                                  ============     =============      ===========      ===========    ===========


                                                                      WANGER                           TEMPLETON
                                                   WANGER U.S.     INTERNATIONAL       TEMPLETON         ASSET         TEMPLETON
                                                   SMALL CAP         SMALL CAP           STOCK         ALLOCATION    INTERNATIONAL
                                                   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
ASSETS
            Investments at cost                   $107,245,347     $  45,504,505      $27,041,771      $12,350,496    $16,527,973
                                                  ============     =============      ===========      ===========    ===========
            Investments at market                 $140,490,309     $ 107,896,575      $29,735,834      $12,970,740    $18,302,445
                                                  ------------     -------------      -----------      -----------    -----------
                 Total assets                      140,490,309       107,896,575       29,735,834       12,970,740     18,302,445
LIABILITIES
            Accrued expenses to related party          156,097           113,454           33,477           14,693         21,806
                                                  ------------     -------------      -----------      -----------    -----------
NET ASSETS                                        $140,334,212     $ 107,783,121      $29,702,357      $12,956,047    $18,280,639
                                                  ============     =============      ===========      ===========    ===========
Accumulation units outstanding                      60,366,719        30,516,885       22,477,499        9,616,538     12,940,357
                                                  ============     =============      ===========      ===========    ===========
Unit value                                        $   2.324695     $    3.531918      $  1.321426      $  1.347267    $  1.412684
                                                  ============     =============      ===========      ===========    ===========


                       See Notes to Financial Statements
                                       B-6

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999
                                  (CONTINUED)


                                                   TEMPLETON
                                                   DEVELOPING      MUTUAL SHARES         WANGER          WANGER       EAFE EQUITY
                                                    MARKETS         INVESTMENTS          TWENTY       FOREIGN FORTY      INDEX
                                                   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
ASSETS
            Investments at cost                   $  5,815,692     $   1,865,530      $ 2,000,068      $ 1,113,463    $   408,298
                                                  ============     =============      ===========      ===========    ===========
            Investments at market                 $  6,183,573     $   1,896,955      $ 2,258,010      $ 1,707,003    $   450,982
                                                  ------------     -------------      -----------      -----------    -----------
                 Total assets                        6,183,573         1,896,955        2,258,010        1,707,003        450,982
LIABILITIES
            Accrued expenses to related party            6,994             1,711            2,475            1,658            487
                                                  ------------     -------------      -----------      -----------    -----------
NET ASSETS                                        $  6,176,579     $   1,895,244      $ 2,255,535      $ 1,705,345    $   450,495
                                                  ============     =============      ===========      ===========    ===========
Accumulation units outstanding                       7,915,015         1,734,265        1,653,547          910,044        185,632
                                                  ============     =============      ===========      ===========    ===========
Unit value                                        $  0.780362      $    1.092822      $  1.364058      $  1.873914    $  2.426819
                                                  ============     =============      ===========      ===========    ===========


                                                                   FEDERATED U.S.      FEDERATED
                                                  BANKERS TRUST        GOV'T.         HIGH INCOME     FEDERATED U.S.  JANUS EQUITY
                                                     DOW 30        SECURITIES II      BOND FUND II      GOV'T BOND       INCOME
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
ASSETS
            Investments at cost                   $        362     $   1,752,488      $ 1,178,018      $    73,748    $   135,469
                                                  ============     =============      ===========      ===========    ===========
            Investments at market                 $        366     $   1,754,719      $ 1,185,399      $    73,633    $   136,749
                                                  ------------     -------------      -----------      -----------    -----------
                 Total assets                              366         1,754,719        1,185,399           73,633        136,749
LIABILITIES
        Accrued expenses to related party                    0             1,888              590                4             14
                                                  ------------     -------------      -----------      -----------    -----------
NET ASSETS                                        $        366     $   1,752,831      $ 1,184,809      $    73,629    $   136,735
                                                  ============     =============      ===========      ===========    ===========
Accumulation units outstanding                             181           882,500          601,665           36,748         65,607
                                                  ============     =============      ===========      ===========    ===========
Unit value                                        $   2.019949     $    1.986211      $  1.969219      $  2.003595    $  2.084151
                                                  ============     =============      ===========      ===========    ===========


                                                                                         MORGAN
                                                                   JANUS FLEXIBLE     STANLEY FOCUS    TECHNOLOGY
                                                  JANUS GROWTH         INCOME            EQUITY        PORTFOLIO
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
ASSETS
            Investments at cost                   $    579,580     $     196,950      $    58,357      $   650,364
                                                  ============     =============      ===========      ===========
            Investments at market                 $    587,425     $     196,665      $    58,889      $   663,142
                                                  ------------     -------------      -----------      -----------
                 Total assets                     $    587,425     $     196,665      $    58,889      $   663,142
LIABILITIES
            Accrued expenses to related party               91                61                9              121
                                                  ------------     -------------      -----------      -----------
NET ASSETS                                        $    587,334     $     196,604      $    58,880      $   663,021
                                                  ============     =============      ===========      ===========
Accumulation units outstanding                         281,714            98,258           29,022          323,061
                                                  ============     =============      ===========      ===========
Unit value                                        $   2.084861     $    2.000901      $  2.028828      $  2.052307
                                                  ============     =============      ===========      ===========


                       See Notes to Financial Statements
                                       B-7

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999


                                                                      ENGEMANN       GOODWIN MULTI-     OAKHURST
                                                    GOODWIN           CAPITAL         SECTOR FIXED      STRATEGIC
                                                  MONEY MARKET         GROWTH            INCOME         ALLOCATION
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT

Investment income
        Distributions                             $  2,839,596      $   725,503       $ 4,960,786      $ 1,591,555
Expenses
        Mortality, expense risk and
          administrative charges                       827,598        4,073,838           835,686          951,940
                                                  ------------      -----------       -----------      -----------
Net investment income (loss)                         2,011,998       (3,348,335)        4,125,100          639,615
                                                  ------------      -----------       -----------      -----------
Net realized gain (loss) from share transactions           -            530,954           (36,949)          89,562
Net realized gain distribution from Fund                   -         28,171,102               -          3,723,363
Net unrealized appreciation (depreciation)
  on investment                                            -         55,738,834        (1,739,788)       2,304,187
                                                  ------------      -----------       -----------      -----------
Net gain (loss) on investments                             -         84,440,890        (1,776,737)       6,117,112
                                                  ------------      -----------       -----------      -----------
Net increase (decrease) in net assets
  resulting from operations                       $  2,011,998     $ 81,092,555       $ 2,348,363      $ 6,756,727
                                                  ============     ============       ===========      ===========


                                                                                     DUFF & PHELPS       SENECA
                                                   ABERDEEN          OAKHURST         REAL ESTATE       STRATEGIC
                                                  INTERNATIONAL      BALANCED         SECURITIES          THEME
                                                   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
Investment income

        Distributions                             $    875,292     $  1,290,520       $   524,545      $       -
Expenses
        Mortality, expense risk and
          administrative charges                       470,045          706,711           144,819          612,565
                                                  ------------      -----------       -----------      -----------
Net investment income (loss)                           405,247          583,809           379,726         (612,565)
                                                  ------------      -----------       -----------      -----------
Net realized gain (loss) from share transactions        21,393           82,910          (357,657)           6,054
Net realized gain distribution from Fund             5,174,723        1,978,590               -          8,508,874
Net unrealized appreciation (depreciation)
  on investment                                      3,846,552        2,551,511           260,875       13,242,651
                                                  ------------      -----------       -----------      -----------
Net gain (loss) on investments                       9,042,668        4,613,011           (96,782)      21,757,579
                                                  ------------      -----------       -----------      -----------
Net increase (decrease) in net assets
  resulting from operations                        $ 9,447,915     $  5,196,820       $   282,944      $21,145,014
                                                  ============     ============       ===========      ===========


                                                                     RESEARCH
                                                    ABERDEEN         ENHANCED          ENGEMANN        SENECA MID-
                                                    NEW ASIA           INDEX          NIFTY FIFTY       CAP GROWTH
                                                   SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
Investment income
        Distributions                             $     36,364     $    337,186       $       -        $       -
Expenses
        Mortality, expense risk and
          administrative charges                        49,769          486,549           205,222           48,579
                                                  ------------      -----------       -----------      -----------
Net investment income (loss)                           (13,404)        (149,363)         (205,222)         (48,579)
                                                  ------------      -----------       -----------      -----------
Net realized gain (loss) from share transactions        32,583          110,350            43,661            3,041
Net realized gain distribution from Fund                   -          2,231,711               -            171,998
Net unrealized appreciation (depreciation)
  on investment                                      1,462,732        3,322,852         4,728,759        1,867,375
                                                  ------------      -----------       -----------      -----------
Net gain (loss) on investments                       1,495,315        5,664,913         4,772,420        2,042,414
                                                  ------------      -----------       -----------      -----------
Net increase (decrease) in net assets
  resulting from operations                       $  1,481,910     $  5,515,550       $ 4,567,198      $ 1,993,835
                                                  ============     ============       ===========      ===========


                       See Notes to Financial Statements
                                       B-8

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                    OAKHURST
                                                   GROWTH AND     HOLLISTER VALUE     SCHAFER MID-     WANGER U.S.
                                                     INCOME            EQUITY          CAP VALUE        SMALL CAP
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
Investment income
        Distributions                             $    245,067     $     16,043       $    35,916      $       -
Expenses
        Mortality, expense risk and
          administrative charges                       469,257           55,999            37,257        1,603,830
                                                  ------------     ------------       ----------       -----------
Net investment income (loss)                          (224,190)         (39,957)           (1,341)      (1,603,830)
                                                  ------------     ------------       ----------       -----------
Net realized gain (loss) from share transactions        21,981           11,571          (38,925)           87,851
Net realized gain distribution from Fund               587,617          323,317                 -       10,381,485
Net unrealized appreciation (depreciation)
  on investment                                      4,878,576          730,425         (328,690)       17,261,644
                                                  ------------     ------------       ----------       -----------
Net gain (loss) on investments                       5,488,174        1,065,313         (367,615)       27,730,981
                                                  ------------     ------------       ----------       -----------
Net increase (decrease) in net assets
  resulting from operations                       $  5,263,984     $  1,025,357       $ (368,956)      $26,127,151
                                                  ============     ============       ==========       ===========


                                                     WANGER                           TEMPLETON
                                                  INTERNATIONAL      TEMPLETON         ASSET            TEMPLETON
                                                   SMALL CAP           STOCK          ALLOCATION      INTERNATIONAL
                                                   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
Investment income
        Distributions                             $    773,963     $    192,001       $  206,642       $   327,255
Expenses
        Mortality, expense risk and
          administrative charges                       836,189          247,706          147,958           212,487
                                                  ------------     ------------       ----------       -----------
Net investment income (loss)                           (62,225)         (55,705)          58,684           114,768
                                                  ------------     ------------       ----------       -----------
Net realized gain (loss) from share transactions       251,858          149,039          149,829            67,923
Net realized gain distribution from Fund                     -        1,017,166        1,270,597         1,217,523
Net unrealized appreciation (depreciation)
  on investment                                     58,550,136        3,821,548          628,563         1,681,158
                                                  ------------     ------------       ----------       -----------
Net gain (loss) on investments                      58,801,994        4,987,753        2,048,989         2,966,604
                                                  ------------     ------------       ----------       -----------
Net increase (decrease) in net assets
  resulting from operations                       $ 58,739,769     $  4,932,048       $2,107,673       $ 3,081,372
                                                  ============     ============       ==========       ===========



                                                   TEMPLETON
                                                   DEVELOPING      MUTUAL SHARES         WANGER           WANGER
                                                   MARKETS          INVESTMENTS          TWENTY       FOREIGN FORTY
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(1)    SUBACCOUNT(2)
Investment income
        Distributions                             $     44,167     $        950       $      -         $       -
Expenses
        Mortality, expense risk and
          administrative charges                        71,321           11,599           15,357             7,043
                                                  ------------     ------------       ----------       -----------
Net investment income (loss)                           (27,155)         (10,649)         (15,357)           (7,043)
                                                  ------------     ------------       ----------       -----------
Net realized gain (loss) from share transactions       149,364            2,718           60,992            15,590
Net realized gain distribution from Fund                  -                -                -                 -
Net unrealized appreciation (depreciation)
  on investment                                      1,802,794           27,350          257,942           593,540
                                                  ------------     ------------       ----------       -----------
Net gain (loss) on investments                       1,952,158            30,068         318,934           609,129
                                                  ------------     ------------       ----------       -----------
Net increase (decrease) in net assets
  resulting from operations                       $  1,925,003     $     19,419       $  303,577       $   602,086
                                                  ============     ============       ==========       ===========

  (1)   From inception February 8, 1999 to December 31, 1999
  (2)   From inception February 8, 1999 to December 31, 1999


                       See Notes to Financial Statements
                                       B-9

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                                                     FEDERATED U.S.     FEDERATED
                                                  EAFE EQUITY      BANKERS TRUST         GOV'T         HIGH INCOME
                                                     INDEX            DOW 30         SECURITIES II     BOND FUND II
                                                  SUBACCOUNT(3)    SUBACCOUNT(4)      SUBACCOUNT(5)    SUBACCOUNT(6)
Investment income
        Distributions                             $      6,990     $           0      $       -        $       -
Expenses
         Mortality, expense risk and
           administrative charges                        1,215                 0            5,009            1,960
                                                  ------------     -------------      -----------      -----------
Net investment income (loss)                             5,775                 0           (5,009)         (1,960)
                                                  ------------     -------------      -----------      -----------
Net realized gain (loss) from share transactions            23               -               (415)         (1,859)
Net realized gain distribution from Fund                13,058               -                -               -
Net unrealized appreciation (depreciation)
  on investment                                         42,684                 4            2,231           7,381
                                                  ------------     -------------      -----------      -----------
Net gain (loss) on investments                          55,765                 4            1,816           5,522
                                                  ------------     -------------      -----------      -----------
Net increase (decrease) in net assets
  resulting from operations                       $     61,540     $           4      $    (3,193)     $     3,562
                                                  ============     =============      ===========      ===========








                                                  FEDERATED U.S.   JANUS EQUITY                       JANUS FLEXIBLE
                                                   GOV'T BOND         INCOME         JANUS GROWTH         INCOME
                                                  SUBACCOUNT(7)    SUBACCOUNT(8)     SUBACCOUNT(9)     SUBACCOUNT(10)

Investment income
        Distributions                             $        111     $         -        $       -        $       413
Expenses
        Mortality, expense risk and
          administrative charges                             4                14               92               61
                                                  ------------     -------------      -----------      -----------
Net investment income (loss)                               107               (14)             (92)             352
                                                  ------------     -------------      -----------      -----------
Net realized gain (loss) from share transactions           -                 -                -               -
Net realized gain distribution from Fund                   -                 -                -               -
Net unrealized appreciation (depreciation)
  on investment                                           (115)            1,280            7,845             (284)
                                                  ------------     -------------      -----------      -----------
Net gain (loss) on investments                            (115)            1,280            7,845             (284)
                                                  ------------     -------------      -----------      -----------
Net increase (decrease) in net assets
resulting from operations                         $         (8)    $       1,266      $     7,753      $        68
                                                  ============     =============      ===========      ===========


                                                     MORGAN
                                                  STANLEY FOCUS     TECHNOLOGY
                                                     EQUITY         PORTFOLIO
                                                 SUBACCOUNT(11)    SUBACCOUNT(12)
Investment income
        Distributions                             $        -       $         -
Expenses
        Mortality, expense risk and
          administrative charges                             9               120
                                                  ------------     -------------
Net investment income (loss)                                (9)             (120)
                                                  ------------     -------------
Net realized gain (loss) from share transactions           -                 -
Net realized gain distribution from Fund                   -                 -
Net unrealized appreciation (depreciation)
  on investment                                            532            12,778
                                                  ------------     -------------
Net gain (loss) on investments                             532            12,778
                                                  ------------     -------------
Net increase (decrease) in net assets
  resulting from operations                       $        523     $      12,658
                                                  ============     =============

 (3) From inception July 26, 1999 to December 31, 1999
 (4) From inception December 29, 1999 to December 31, 1999
 (5) From inception July 21, 1999 to December 31, 1999
 (6) From inception July 27, 1999 to December 31, 1999
 (7) From inception December 22, 1999 to December 31, 1999
 (8) From inception December 20, 1999 to December 31, 1999
 (9) From inception December 20, 1999 to December 31, 1999
(10) From inception December 22, 1999 to December 31, 1999
(11) From inception December 24, 1999 to December 31, 1999
(12) From inception December 21, 1999 to December 31, 1999


                       See Notes to Financial Statements
                                       B-10

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999


                                                                     ENGEMANN        GOODWIN MULTI-
                                                  GOODWIN            CAPITAL          SECTOR FIXED
                                                  MONEY MARKET        GROWTH            INCOME
                                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)              $  2,011,998     $  (3,348,335)     $  4,125,100
        Net realized gain (loss)                           -          28,702,056           (36,949)
        Net unrealized appreciation
          (depreciation)                                   -          55,738,834        (1,739,788)
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                  2,011,998        81,092,555         2,348,363
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        96,619,265        52,566,509         6,443,791
        Participant transfers                      (81,630,928)       12,382,553        (3,161,032)
        Participant withdrawals                     (9,968,530)      (21,343,741)       (6,424,206)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                               5,019,807        43,605,320        (3,141,447)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets        7,031,805       124,697,875          (793,084)
NET ASSETS
        Beginning of period                         55,052,567       249,628,464        60,178,390
                                                  ------------     -------------      ------------
        End of period                             $ 62,084,372     $ 374,326,338      $ 59,385,306
                                                  ============     =============      ============


                                                    OAKHURST
                                                    STRATEGIC        ABERDEEN           OAKHURST
                                                   ALLOCATION      INTERNATIONAL        BALANCED
                                                   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)              $    639,615     $     405,247      $    583,809
        Net realized gain (loss)                     3,812,925         5,196,116         2,061,500
        Net unrealized appreciation
          (depreciation)                             2,304,187         3,846,552         2,551,511
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                  6,756,727         9,447,915         5,196,820
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        12,809,303         8,830,207        10,913,866
        Participant transfers                        2,252,352         3,692,073         3,942,234
        Participant withdrawals                     (6,110,415)       (2,406,838)       (5,291,645)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                               8,951,240        10,115,442         9,564,455
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets       15,707,967        19,563,357        14,761,275
NET ASSETS
        Beginning of period                         60,665,557        25,871,992        42,601,486
                                                  ------------     -------------      ------------
        End of period                             $ 76,373,524     $  45,435,349      $ 57,362,761
                                                  ============     =============      ============


                                                  DUFF & PHELPS       SENECA
                                                  REAL ESTATE        STRATEGIC        ABERDEEN NEW
                                                   SECURITIES         THEME               ASIA
                                                   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT

FROM OPERATIONS
        Net investment income (loss)              $    379,726     $    (612,565)     $    (13,404)
        Net realized gain (loss)                      (357,657)        8,514,928            32,583
        Net unrealized appreciation
          (depreciation)                               260,875        13,242,651         1,462,732
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                    282,944        21,145,014         1,481,910
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                         1,240,752        10,463,519           571,375
        Participant transfers                       (2,222,163)       14,203,611           995,184
        Participant withdrawals                       (778,777)       (3,006,971)         (133,389)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                              (1,760,188)       21,660,159         1,433,170
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets       (1,477,244)       42,805,173         2,915,081
NET ASSETS
        Beginning of period                         11,507,999        26,709,429         2,474,972
                                                  ------------     -------------      ------------
        End of period                             $ 10,030,755     $  69,514,602      $  5,390,053
                                                  ============     =============      ============


                       See Notes to Financial Statements
                                       B-11

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                    RESEARCH
                                                    ENHANCED         ENGEMANN          SENECA MID-
                                                     INDEX          NIFTY FIFTY        CAP GROWTH
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)              $   (149,363)    $    (205,222)     $    (48,579)
        Net realized gain (loss)                     2,342,061            43,661           175,039
        Net unrealized appreciation
          (depreciation)                             3,322,852         4,728,759         1,867,375
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                  5,515,550         4,567,198         1,993,835
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                         7,468,104         5,849,604           824,342
        Participant transfers                       13,808,676        10,835,387         2,377,074
        Participant withdrawals                     (3,532,099)       (1,328,470)         (270,679)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                              17,744,681        15,356,521         2,930,737
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets       23,260,231        19,923,719         4,924,572
NET ASSETS
        Beginning of period                         21,670,482         5,065,533         2,342,059
                                                  ------------     -------------      ------------
        End of period                             $ 44,930,713     $  24,989,252      $  7,266,631
                                                  ============     =============      ============


                                                    OAKHURST
                                                   GROWTH AND     HOLLISTER VALUE     SCHAFER MID-
                                                     INCOME           EQUITY           CAP VALUE
                                                   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT

FROM OPERATIONS
        Net investment income (loss)              $   (224,190)    $     (39,957)     $     (1,341)
        Net realized gain (loss)                       609,598           334,888           (38,925)
        Net unrealized appreciation
          (depreciation)                             4,878,576           730,425          (328,690)
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                  5,263,984         1,025,357          (368,956)
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        11,370,933           643,873           475,739
        Participant transfers                       15,646,906         1,444,961             9,987
        Participant withdrawals                     (2,029,745)         (398,836)         (235,323)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                              24,988,094         1,689,998           250,403
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets       30,252,078         2,715,355          (118,553)
NET ASSETS
        Beginning of period                         17,026,956         3,185,875         2,717,719
                                                  ------------     -------------      ------------
        End of period                             $ 47,279,034     $   5,901,230      $  2,599,166
                                                  ============     =============      ============


                                                                      WANGER
                                                   WANGER U.S.     INTERNATIONAL       TEMPLETON
                                                   SMALL CAP         SMALL CAP           STOCK
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)              $ (1,603,830)    $     (62,225)     $    (55,705)
        Net realized gain (loss)                    10,469,336           251,858         1,166,205
        Net unrealized appreciation
          (depreciation)                            17,261,644        58,550,136         3,821,548
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                 26,127,151        58,739,769         4,932,048
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        13,215,588         6,689,406        15,025,337
        Participant transfers                       (2,320,368)        1,611,660        (1,816,291)
        Participant withdrawals                     (7,043,110)       (3,604,041)       (1,518,863)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                               3,852,110         4,697,025        11,690,183
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets       29,979,261        63,436,794        16,622,232
NET ASSETS
        Beginning of period                        110,354,952        44,346,327        13,080,125
                                                  ------------     -------------      ------------
        End of period                             $140,334,212     $ 107,783,121      $ 29,702,357
                                                  ============     =============      ============


                       See Notes to Financial Statements
                                       B-12

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                    TEMPLETON                           TEMPLETON
                                                     ASSET           TEMPLETON         DEVELOPING
                                                   ALLOCATION      INTERNATIONAL        MARKETS
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)              $     58,684     $     114,768      $    (27,155)
        Net realized gain (loss)                     1,420,426         1,285,445           149,364
        Net unrealized appreciation
          (depreciation)                               628,563         1,681,158         1,802,794
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                  2,107,673         3,081,372         1,925,003
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                         3,232,701         3,496,781           819,245
        Participant transfers                       (2,060,597)          (42,897)          768,885
        Participant withdrawals                       (672,556)       (1,456,815)         (300,903)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                                 499,548         1,997,069         1,287,227
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets        2,607,221         5,078,441         3,212,230
NET ASSETS
        Beginning of period                         10,348,826        13,202,198         2,964,349
                                                  ------------     -------------      ------------
        End of period                             $ 12,956,047     $  18,280,639      $  6,176,579
                                                  ============     =============      ============


                                                  MUTUAL SHARES       WANGER            WANGER
                                                   INVESTMENTS        TWENTY          FOREIGN FORTY
                                                   SUBACCOUNT      SUBACCOUNT(1)      SUBACCOUNT(2)
FROM OPERATIONS
        Net investment income (loss)              $    (10,649)    $     (15,357)     $     (7,043)
        Net realized gain (loss)                         2,718            60,992            15,590
        Net unrealized appreciation
          (depreciation)                                27,350           257,942           593,540
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                     19,419           303,577           602,086
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                           463,962           635,348           218,841
        Participant transfers                        1,159,823         1,376,570           890,253
        Participant withdrawals                        (32,595)          (59,960)           (5,835)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                               1,591,190         1,951,958         1,103,259
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets        1,610,609         2,255,535         1,705,345
NET ASSETS
        Beginning of period                            284,635               -                 -
                                                  ------------     -------------      ------------
        End of period                             $  1,895,244     $   2,255,535      $  1,705,345
                                                  ============     =============      ============


                                                                                      FEDERATED U.S.
                                                  EAFE EQUITY      BANKERS TRUST         GOV'T
                                                     INDEX            DOW 30          SECURITIES II
                                                  SUBACCOUNT(3)    SUBACCOUNT(4)       SUBACCOUNT(5)
FROM OPERATIONS
        Net investment income (loss)              $      5,775     $           0      $     (5,009)
        Net realized gain (loss)                        13,081               -                (415)
        Net unrealized appreciation
          (depreciation)                                42,684                 4             2,231
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                     61,540                 4            (3,193)
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                            51,126               -             203,645
        Participant transfers                          338,971               362         1,560,905
        Participant withdrawals                         (1,142)              -              (8,526)
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                                 388,955               362         1,756,024
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets          450,495               366         1,752,831
NET ASSETS
        Beginning of period                                 -              -                   -
                                                  ------------     -------------      ------------
        End of period                             $    450,495     $         366      $  1,752,831
                                                  ============     =============      ============


                       See Notes to Financial Statements
                                      B-13

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                   FEDERATED
                                                  HIGH INCOME      FEDERATED U.S.     JANUS EQUITY
                                                  BOND FUND II      GOV'T BOND           INCOME
                                                  SUBACCOUNT(6)     SUBACCOUNT(7)     SUBACCOUNT(8)
FROM OPERATIONS
        Net investment income (loss)              $     (1,960)    $         107      $        (14)
        Net realized gain (loss)                        (1,859)              -                 -
        Net unrealized appreciation
          (depreciation)                                 7,381              (115)            1,280
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                      3,562                (8)            1,266
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                            81,055            23,232               -
        Participant transfers                        1,152,543            50,405           135,469
        Participant withdrawals                        (52,350)              -                 -
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                               1,181,248            73,637           135,469
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets        1,184,809            73,629           136,735
NET ASSETS
        Beginning of period                                -                 -                 -
                                                  ------------     -------------      ------------
        End of period                             $  1,184,809     $      73,629      $    136,735


                                                                                         MORGAN
                                                                   JANUS FLEXIBLE     STANLEY FOCUS
                                                  JANUS GROWTH         INCOME             EQUITY
                                                  SUBACCOUNT(9)    SUBACCOUNT(10)     SUBACCOUNT(11)
FROM OPERATIONS
        Net investment income (loss)              $        (92)    $         352      $         (9)
        Net realized gain (loss)                           -                 -                 -
        Net unrealized appreciation
          (depreciation)                                 7,845              (284)              532
                                                  ------------     -------------      ------------
        Net increase (decrease)
          resulting from operations                      7,753                68               523
                                                  ------------     -------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                               -                 -                 -
        Participant transfers                          579,581           196,536            58,357
        Participant withdrawals                            -                 -                 -
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                                 579,581           196,536            58,357
                                                  ------------     -------------      ------------
        Net increase (decrease) in net assets          587,334           196,604            58,880
NET ASSETS
        Beginning of period                                -                 -                 -
                                                  ------------     -------------      ------------
        End of period                             $    587,334     $     196,604      $     58,880


                                                   TECHNOLOGY
                                                   PORTFOLIO
                                                 SUBACCOUNT(12)
FROM OPERATIONS
        Net investment income (loss)              $       (120)
        Net realized gain (loss)                           -
        Net unrealized appreciation
          (depreciation)                                12,778
                                                  ------------
        Net increase (decrease)
          resulting from operations                     12,658
                                                  ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                            38,044
        Participant transfers                          612,320
        Participant withdrawals                            -
                                                  ------------
        Net increase (decrease) in net assets
          resulting from participant
          transactions                                 650,364
                                                  ------------
        Net increase (decrease) in net assets          663,021
NET ASSETS
        Beginning of period                                -
                                                  ------------
        End of period                             $    663,021
                                                  ============


                       See Notes to Financial Statements
                                       B-14

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

        Footnotes for Statement of Changes in Net Assets
             For the period ended December 31, 1999

  (1) From inception February 8, 1999 to December 31, 1999
  (2) From inception February 8, 1999 to December 31, 1999
  (3) From inception July 26, 1999 to December 31, 1999
  (4) From inception December 29, 1999 to December 31, 1999
  (5) From inception July 21, 1999 to December 31, 1999
  (6) From inception July 27, 1999 to December 31, 1999
  (7) From inception December 22, 1999 to December 31, 1999
  (8) From inception December 20, 1999 to December 31, 1999
  (9) From inception December 20, 1999 to December 31, 1999
 (10) From inception December 22, 1999 to December 31, 1999
 (11) From inception December 24, 1999 to December 31, 1999
 (12) From inception December 21, 1999 to December 31, 1999



                       See Notes to Financial Statements
                                       B-15

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                       GOODWIN
                                                                         GOODWIN MONEY       ENGEMANN CAPITAL       MULTI-SECTOR
                                                                             MARKET               GROWTH            FIXED INCOME
                                                                           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                                           ----------           ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $ 1,353,833         $  (2,176,773)         $ 3,317,097
   Net realized gain (loss).........................................               --             7,168,537               41,519
   Net unrealized appreciation (depreciation).......................               --            40,711,364           (6,611,129)
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,353,833            45,703,128           (3,252,513)
                                                                          -----------         -------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................      125,616,752            78,101,472           18,461,011
   Participant transfers............................................     (103,376,500)           22,515,676            8,621,611
   Participant withdrawals..........................................       (3,475,843)           (8,478,068)            (990,062)
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets resulting from participant
      Transactions..................................................       18,764,409            92,139,080           26,092,560
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets............................       20,118,242           137,842,208           22,840,047
NET ASSETS
   Beginning of period..............................................       34,934,325           111,786,255           37,338,342
                                                                          -----------         -------------          -----------
   End of period....................................................      $55,052,567         $ 249,628,463          $60,178,389
                                                                          ===========         =============          ===========


                                                                       OAKHURST STRATEGIC        ABERDEEN
                                                                           ALLOCATION         INTERNATIONAL       OAKHURST BALANCED
                                                                           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                                           ----------           ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   266,018           $  (223,825)         $   361,137
   Net realized gain (loss).........................................        3,342,860             4,269,706              871,613
   Net unrealized appreciation (depreciation).......................        4,788,074            (1,160,370)           3,660,354
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets resulting from operations..        8,396,952             2,885,511            4,893,104
                                                                          -----------         -------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................       20,072,167            11,680,840           16,485,939
   Participant transfers............................................        5,190,185             3,508,669            9,137,878
   Participant withdrawals..........................................       (2,475,051)           (1,463,457)          (1,238,514)
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets resulting from participant
      Transactions..................................................       22,787,301            13,726,052           24,385,303
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets............................       31,184,253            16,611,563           29,278,407
NET ASSETS
   Beginning of period..............................................       29,481,306             9,260,429           13,323,079
                                                                          -----------         -------------          -----------
   End of period....................................................      $60,665,559           $25,871,992          $42,601,486
                                                                          ===========           ===========          ===========


                                                                         DUFF & PHELPS
                                                                          REAL ESTATE        SENECA STRATEGIC         ABERDEEN
                                                                           SECURITIES             THEME               NEW ASIA
                                                                           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                                           ----------           ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   421,192           $  (229,477)         $   (20,657)
   Net realized gain (loss).........................................          (29,056)            1,485,635              135,313
   Net unrealized appreciation (depreciation).......................       (3,623,946)            5,999,185              (99,199)
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets resulting from operations..       (3,231,810)            7,255,343               15,457
                                                                          -----------         -------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,605,932             5,340,925              656,526
   Participant transfers............................................           (3,130)            2,163,134             (412,937)
   Participant withdrawals..........................................         (708,742)             (723,987)            (214,657)
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets resulting from participant
      Transactions..................................................        1,894,060             6,780,072               28,932
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets............................       (1,337,750)           14,035,415               44,389
NET ASSETS
   Beginning of period..............................................       12,845,749            12,674,014            2,430,583
                                                                          -----------         -------------          -----------
   End of period....................................................      $11,507,999           $26,709,429          $ 2,474,972
                                                                          ===========           ===========          ===========

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                                                                       SENECA
                                                                       RESEARCH ENHANCED         ENGEMANN             MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT          SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          ----------          -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $    (8,570)        $     (19,883)         $    (7,987)
   Net realized gain (loss).........................................          907,007                (1,634)               7,176
   Net unrealized appreciation (depreciation).......................        2,101,347               752,213              328,351
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets resulting from operations..        2,999,784               730,696              327,540
                                                                          -----------         -------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        7,441,283             2,122,770            1,185,565
   Participant transfers............................................        7,574,525             2,316,662              928,054
   Participant withdrawals..........................................         (465,786)             (104,595)             (99,100)
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets resulting from participant
      Transactions..................................................       14,550,022             4,334,837            2,014,519
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets............................       17,549,806             5,065,533            2,342,059
NET ASSETS
   Beginning of period..............................................        4,120,677                     0                    0
                                                                          -----------         -------------          -----------
   End of period....................................................      $21,670,483         $   5,065,533          $ 2,342,059
                                                                          ===========         =============          ===========


                                                                        OAKHURST GROWTH      HOLLISTER VALUE          SCHAFER
                                                                          AND INCOME              EQUITY           MID-CAP VALUE
                                                                         SUBACCOUNT(1)        SUBACCOUNT(3)        SUBACCOUNT(3)
                                                                         -------------        -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $   (11,714)        $      (2,647)         $    (8,345)
   Net realized gain (loss).........................................            6,819                  (280)              (7,021)
   Net unrealized appreciation (depreciation).......................        1,886,978               288,324             (140,981)
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,882,083               285,397             (156,347)
                                                                          -----------         -------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        7,671,677             1,424,609            1,361,421
   Participant transfers............................................        7,859,371             1,558,019            1,636,075
   Participant withdrawals..........................................         (386,175)              (82,150)            (123,430)
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets resulting from participant
      Transactions..................................................       15,144,873             2,900,478            2,874,066
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets............................       17,026,956             3,185,875            2,717,719
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------         -------------          -----------
   End of period....................................................      $17,026,956         $   3,185,875          $ 2,717,719
                                                                          ===========         =============          ===========


                                                                            WANGER               WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP              STOCK
                                                                          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                                          ----------           ----------            ----------
FROM OPERATIONS
   Net investment income (loss).....................................    $  (1,146,921)        $    (131,936)         $    21,961
   Net realized gain (loss).........................................        3,587,569                 6,202              704,713
   Net unrealized appreciation (depreciation).......................        2,708,319             4,290,225             (926,656)
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets resulting from operations..        5,148,967             4,164,491             (199,982)
                                                                          -----------         -------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................       29,311,834            11,404,825            5,229,388
   Participant transfers............................................       17,732,499             2,647,809            2,057,675
   Participant withdrawals..........................................       (3,288,961)           (1,916,016)            (375,613)
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets resulting from participant
      Transactions..................................................       43,755,372            12,136,618            6,911,450
                                                                          -----------         -------------          -----------
   Net increase (decrease) in net assets............................       48,904,339            16,301,109            6,711,468
NET ASSETS
   Beginning of period..............................................       61,450,613            28,045,218            6,368,657
                                                                          -----------         -------------          -----------
   End of period....................................................     $110,354,952         $  44,346,327          $13,080,125
                                                                         ============         =============          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 6, 1998 to December 31, 1998
(3) From inception March 5, 1998 to December 31, 1998

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                           TEMPLETON             TEMPLETON
                                                                       ASSET ALLOCATION        INTERNATIONAL
                                                                          SUBACCOUNT             SUBACCOUNT
                                                                          ----------             ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $    59,280         $      22,539
   Net realized gain (loss).........................................          161,307               200,025
   Net unrealized appreciation (depreciation).......................          117,718               198,521
                                                                          -----------         -------------
   Net increase (decrease) in net assets resulting from operations..          338,305               421,085
                                                                          -----------         -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        4,400,047             3,049,253
   Participant transfers............................................        1,466,339             5,744,509
   Participant withdrawals..........................................         (777,852)             (390,717)
                                                                          -----------         -------------
   Net increase (decrease) in net assets resulting from participant
      Transactions..................................................        5,088,534             8,403,045
                                                                          -----------         -------------
   Net increase (decrease) in net assets............................        5,426,839             8,824,130
NET ASSETS
   Beginning of period..............................................        4,921,987             4,378,068
                                                                          -----------         -------------
   End of period....................................................      $10,348,826         $  13,202,198
                                                                          ===========         =============


                                                                           TEMPLETON
                                                                          DEVELOPING           MUTUAL SHARES
                                                                            MARKETS             INVESTMENTS
                                                                          SUBACCOUNT           SUBACCOUNT(6)
                                                                          ----------           -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $     9,069         $        (333)
   Net realized gain (loss).........................................          (34,689)                   11
   Net unrealized appreciation (depreciation).......................         (669,032)                4,075
                                                                          -----------         -------------
   Net increase (decrease) in net assets resulting from operations..         (694,652)                3,753
                                                                          -----------         -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          988,703                54,314
   Participant transfers............................................          584,701               226,683
   Participant withdrawals..........................................          (84,435)                 (115)
                                                                          -----------         -------------
   Net increase (decrease) in net assets resulting from participant
      Transactions..................................................        1,488,969               280,882
                                                                          -----------         -------------
   Net increase (decrease) in net assets............................          794,317               284,635
NET ASSETS
   Beginning of period..............................................        2,170,031                     0
                                                                          -----------         -------------
   End of period....................................................     $  2,964,348         $     284,635
                                                                         ============         =============

(6) From inception November 10, 1998 to December 31, 1998

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is organized as a unit investment trust and currently consists of 34 Subaccounts, and invests in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, the Templeton Variable Products Series Fund, BT Insurance Funds Trust, Federated Insurance Series, and Morgan Stanley Dean Witter Universal Funds, Inc. (the "Funds"). The Account is offered as The Big Edge Choice to individuals (VA4).

   Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Schafer Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Stock Fund is a capital growth common stock fund. The Templeton Asset Allocation Fund invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Fund is a capital appreciation fund with income as a secondary objective. The Wanger Twenty Series invests in growth common stock of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series invests in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the develpoed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index, by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average[SM] before fund expenses. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. Contract owners also may direct the allocation of their investments between the Account, the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable Insurance Company and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   F. RECLASSIFICATION: Certain prior year amounts have been reclassified to conform with the current year presentation.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3----PURCHASES AND SALES OF SHARES OF THE FUNDS Purchases and sales of shares of the Funds for the period ended December 31, 1999 aggregated the following:

SUBACCOUNT                                                                  PURCHASES                     SALES
----------                                                                  ---------                     -----
The Phoenix Edge Series Fund:
        Goodwin Money Market                                            $     77,487,212           $     70,445,355
        Engemann Capital Growth                                               82,890,645                 14,310,002
        Goodwin Multi-Sector Fixed Income                                     13,902,730                 12,918,744
        Oakhurst Strategic Allocation                                         18,826,617                  5,491,151
        Aberdeen International                                                20,122,630                  4,404,754
        Oakhurst Balanced                                                     17,940,785                  5,794,375
        Duff & Phelps Real Estate Securities                                   1,649,452                  3,032,168
        Seneca Strategic Theme                                                31,941,672                  2,337,738
        Aberdeen New Asia                                                      4,053,917                  2,630,891
        Research Enhanced Index                                               25,165,550                  5,317,441
        Engemann Nifty Fifty                                                  18,392,840                  3,218,703
        Seneca Mid-Cap Growth                                                  3,572,037                    512,902
        Oakhurst Growth and Income                                            27,922,154                  2,533,663
        Hollister Value Equity                                                 2,812,682                    836,273
        Schafer Mid-Cap Value                                                  1,145,950                    896,797
Wanger Advisors Trust:
        Wanger U.S. Small Cap                                                 24,569,913                 11,903,213
        Wanger International Small Cap                                        12,423,010                  7,723,507
Templeton Variable Products Series Fund:
        Templeton Stock                                                       16,644,589                  3,974,219
        Templeton Asset Allocation                                             4,856,947                  3,025,219
        Templeton International                                                9,502,809                  6,166,528
        Templeton Developing Markets                                           6,814,269                  5,552,665
        Mutual Shares Investments                                              1,792,619                    210,700
Wanger Advisors Trust:
        Wanger Twenty                                                          2,296,982                    357,907
        Wanger Foreign Forty                                                   1,240,186                    142,312
BT Insurance Funds Trust:
        EAFE Equity Index                                                        418,710                     10,435
The Phoenix Edge Series Fund:
        Bankers Trust Dow 30                                                         362                        -
Federated Insurance Series:
        Federated U.S. Gov't Securities II                                     1,803,132                     50,228
        Federated High Income Bond Fund II                                     1,332,784                    152,907
The Phoenix Edge Series Fund:
        Federated U.S. Gov't Bond                                                 73,748                        -
        Janus Equity Income                                                      135,469                        -
        Janus Growth                                                             579,580                        -
        Janus Flexible Income                                                    196,950                        -
        Morgan Stanley Focus Equity                                               58,357                        -
Morgan Stanley Dean Witter Universal Funds, Inc.:
        Technology Portfolio                                                     650,364                        -

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4----PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 1999 (IN UNITS)

                                                                             SUBACCOUNT
                                    ----------------------------------------------------------------------------------------------
                                       GOODWIN       ENGEMANN         GOODWIN         OAKHURST
                                        MONEY        CAPITAL        MULTI-SECTOR     STRATEGIC        ABERDEEN          OAKHURST
                                       MARKET         GROWTH        FIXED INCOME     ALLOCATION     INTERNATIONAL       BALANCED
                                    ------------    ------------    ------------     ------------   ------------      ------------
Units outstanding, beginning of
  period                             48,674,234     135,635,690      49,806,211       38,139,430     15,693,887        27,300,065
Participant deposits                 84,254,469      27,553,294       5,265,717        7,914,427      5,078,586         6,887,327
Participant transfers               (71,162,481)      6,681,942      (2,582,761)       1,439,548      2,159,666         2,523,726
Participant withdrawals              (8,677,345)    (10,874,295)     (5,238,350)      (3,743,774)    (1,358,577)       (3,310,849)
                                    ------------    ------------    ------------     ------------   ------------      ------------
Units outstanding, end
  of period                          53,088,877     158,996,631      47,250,817       43,749,631     21,573,562        33,400,269
                                    ============    ============    ============     ============   ============      ============


                                   DUFF & PHELPS      SENECA                           RESEARCH       ENGEMANN          SENECA
                                    REAL ESTATE      STRATEGIC        ABERDEEN         ENHANCED        NIFTY            MID-CAP
                                     SECURITIES        THEME          NEW ASIA          INDEX          FIFTY             GROWTH
                                    ------------    ------------    ------------     ------------   ------------      ------------
Units outstanding, beginning of
  period                              8,918,625      15,013,368       3,949,257       16,025,516      4,057,157         1,938,415
Participant deposits                    941,657       5,093,582         742,308        5,095,319      4,324,775           667,675
Participant transfers                (1,744,961)      6,839,538       1,258,683        9,575,522      7,937,719         1,781,521
Participant withdrawals                (593,802)     (1,391,711)       (175,555)      (2,351,283)      (967,842)         (201,525)
                                    ------------    ------------    ------------     ------------   ------------      ------------
Units outstanding, end
  of period                           7,521,519      25,554,777       5,774,693       28,345,074     15,351,809         4,186,086
                                    ============    ============    ============     ============   ============      ============


                                      OAKHURST       HOLLISTER                                         WANGER
                                     GROWTH AND        VALUE        SCHAFER MID-     WANGER U.S.   INTERNATIONAL       TEMPLETON
                                       INCOME          EQUITY        CAP VALUE        SMALL CAP      SMALL CAP           STOCK
                                    ------------    ------------    ------------     ------------   ------------      ------------
Units outstanding, beginning of      14,293,673       2,908,981       3,101,501       58,567,957     28,055,647        12,575,896
  period
Participant deposits                  9,047,623         569,889         580,014        6,870,762      3,505,506        12,896,588
Participant transfers                12,634,119       1,254,197          12,177       (1,526,795)       700,498        (1,667,423)
Participant withdrawals              (1,588,795)       (339,545)       (341,525)      (3,545,205)    (1,744,766)       (1,327,562)
                                    ------------    ------------    ------------     ------------   ------------      ------------
Units outstanding, end
  of period                          34,386,620       4,393,522       3,352,167       60,366,719     30,516,885        22,477,499
                                    ============    ============    ============     ============   ============      ============


                                     TEMPLETON
                                       ASSET                         TEMPLETON          MUTUAL                           WANGER
                                     ALLOCATION      TEMPLETON       DEVELOPING         SHARES         WANGER            FOREIGN
                                      MARKETS      INTERNATIONAL      MARKETS        INVESTMENTS       TWENTY            FORTY
                                    ------------    ------------    ------------     ------------   ------------      ------------
Units outstanding, beginning of
  period                              9,285,468      11,361,055       5,744,071          280,810              -                 -
Participant deposits                  2,644,181       2,768,640       1,253,951          420,918        524,276           176,566
Participant transfers                (1,756,091)        (33,688)      1,375,161        1,057,086      1,174,475           738,274
Participant withdrawals                (557,020)     (1,155,650)       (458,168)         (24,549)       (45,204)           (4,796)
                                    ------------    ------------    ------------     ------------   ------------      ------------
Units outstanding, end
  of period                           9,616,538      12,940,357       7,915,015        1,734,265      1,653,547           910,044
                                    ============    ============    ============     ============   ============      ============


                                                      BANKERS        FEDERATED        FEDERATED      FEDERATED           JANUS
                                    EAFE EQUITY        TRUST         U.S. GOV'T      HIGH INCOME     U.S. GOV'T          EQUITY
                                       INDEX           DOW 30      SECURITIES II     BOND FUND II      BOND              INCOME
                                    ------------    ------------    ------------     ------------   ------------      ------------
Units outstanding, beginning of
  period                                      -                               -                -                                -
Participant deposits                     24,060                         102,168           41,723         11,601                 -
Participant transfers                   162,100             181         784,571          586,470         25,147            65,607
Participant withdrawals                    (528)              -          (4,239)         (26,528)             -                 -
                                    ------------    ------------    ------------     ------------   ------------      ------------
Units outstanding, end
  of period                             185,632             181         882,500          601,665         36,748            65,607
                                    ============    ============    ============     ============   ============      ============


                                                       JANUS          MORGAN
                                       JANUS          FLEXIBLE        STANLEY         TECHNOLOGY
                                       GROWTH          INCOME       FOCUS EQUITY      PORTFOLIO
                                    ------------    ------------    ------------     ------------
Units outstanding, beginning of
  period                                      -               -
Participant deposits                          -               -                           18,554
Participant transfers                   281,714          98,258          29,022          304,507
Participant withdrawals                                       -               -                -
                                    ------------    ------------    ------------     ------------
Units outstanding, end
  of period                             281,714          98,258          29,022          323,061
                                    ============    ============    ============     ============

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges the Subaccounts the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro rata basis from two or more Subaccounts in relation to their values under the contract. Such fees aggregated $392,473 for the period ended December 31, 1999.

   PEPCO is the principal underwriter and distributor for the Account. PHL Variable reimburses PEPCO for expenses incurred as underwriter.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $1,624,213 for the period ended December 31, 1999.

NOTE 6--DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. PHL Variable believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                    REPORT OF INDEPENDENT ACCOUNTANTS


[logo] PRICEWATERHOUSECOOPERS


To the Board of Directors of PHL Variable Insurance Company and Participants of
   PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Goodwin Money Market, Engemann Capital Growth, Goodwin Multi-Sector Fixed Income, Oakhurst Strategic Allocation, Aberdeen International, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Seneca Strategic Theme, Aberdeen New Asia, Research Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Oakhurst Growth and Income, Hollister Value Equity, Schafer Mid-Cap Value, Wanger U.S. Small Cap, Wanger International Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets, Mutual Shares Investments, Wanger Twenty, Wanger Foreign Forty, EAFE Equity Index, Bankers Trust Dow 30, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity and Technology Portfolio (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999 by correspondence with fund custodians or transfer agents, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Hartford, Connecticut
March 10, 2000

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

________________________________

PHL VARIABLE
INSURANCE COMPANY
FINANCIAL STATEMENTS
DECEMBER 31, 1999

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE

Report of Independent Accountants .........................................B-28

Balance Sheet at December 31, 1999 and 1998 ...............................B-29

Statement of Income, Comprehensive Income and Equity for the Years Ended
 December 31, 1999, 1998 and 1997 .........................................B-30

Statement of Cash Flows for the Years Ended
 December 31, 1999, 1998 and 1997 .........................................B-31

Notes to Financial Statements  .......................................B-32-B-43

[logo]PRICEWATERHOUSECOOPERS

                                                     PRICEWATERHOUSECOOPERS LLP
                                                     100 Pearl Street
                                                     Hartford CT 06103-4508
                                                     Telephone(860) 241 7000
                                                     Facsimile(860) 241 7590








                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
February 15, 2000

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                     DECEMBER 31,
                                                                 1999           1998
                                                                    (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost           $    10,298     $   3,840
Available-for-sale debt securities, at fair value                  55,840        36,480
Policy loans                                                          522           249
Other invested assets                                               1,052         1,064
                                                              -----------     ---------
Total investments                                                  67,712        41,633

Cash and cash equivalents                                          23,039         7,320
Accrued investment income                                             786           511
Deferred policy acquisition costs                                  61,806        36,686
Deferred income taxes                                                             2,178
Deferred and uncollected premiums                                   6,300         1,872
Other assets                                                        4,394         1,860
Goodwill                                                              451           553
Separate account assets                                         1,257,947       782,496
                                                              -----------     ---------
Total assets                                                  $ 1,422,435     $ 875,109
                                                              ===========     =========

LIABILITIES
Contractholders' funds at interest                            $    64,230     $  39,690
Reserves for future policy benefits                                13,910         2,736
Deferred income taxes                                                 209
Other liabilities                                                   7,950         6,077
Separate account liabilities                                    1,257,947       782,496
                                                              -----------     ---------
Total liabilities                                               1,344,246       830,999
                                                              -----------     ---------

EQUITY
Common stock, $5,000 par value (1,000
 shares authorized, 500 shares issued and outstanding)              2,500         2,500
Additional paid-in capital                                         64,864        35,864
Retained earnings                                                  11,538         5,539
Accumulated other comprehensive (loss) income                        (713)          207
                                                              -----------     ---------
Total equity                                                       78,189        44,110
                                                              -----------     ---------

Total liabilities and equity                                  $ 1,422,435     $ 875,109
                                                              ===========     =========


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                            1999               1998                1997
                                                                          (IN THOUSANDS)
REVENUES
Premiums                                                  $   9,838          $   6,280            $    230
Insurance and investment product fees                        20,948             10,998               5,050
Net investment income                                         3,891              2,458               1,543
Net realized investment gains                                     7                 40
                                                          ----------       -----------           ---------

Total revenues                                               34,684             19,776               6,823
                                                          ----------       -----------           ---------

BENEFITS, LOSSES AND EXPENSES
Policy benefits and payments                                  9,248              3,964               1,092
Policy acquisition expenses                                   5,126              4,006               1,310
Other operating expenses                                     11,081              5,359               2,915
                                                          ----------       -----------           ---------

Total benefits, losses and expenses                          25,455             13,329               5,317
                                                          ----------       -----------           ---------

INCOME BEFORE INCOME TAXES                                    9,229              6,447               1,506

Income taxes                                                  3,230              2,257                 553
                                                          ----------       -----------           ---------

NET INCOME                                                    5,999              4,190                 953
                                                          ----------       -----------           ---------

OTHER COMPREHENSIVE (LOSS) INCOME,
 NET OF INCOME TAXES
Unrealized (losses) gains on securities
 arising during period                                         (913)               166                  37
Reclassification adjustment for
 losses included in net income                                   (7)               (40)
                                                          ----------       -----------           ---------
Total other comprehensive (loss) income                        (920)               126                  37
                                                          ----------       -----------           ---------

COMPREHENSIVE INCOME                                          5,079              4,316                 990

Capital contributions                                        29,000             17,000               5,000
                                                          ----------       -----------           ---------
NET INCREASE IN EQUITY                                       34,079             21,316               5,990
EQUITY, BEGINNING OF YEAR                                    44,110             22,794              16,804
                                                          ----------       -----------           ---------

EQUITY, END OF YEAR                                       $  78,189        $    44,110           $  22,794
                                                          =========        ===========           =========




        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                           1999              1998               1997
                                                                       (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
Net income                                             $   5,999          $   4,190           $    953

ADJUSTMENTS TO RECONCILE NET INCOME
 TO NET CASH USED FOR OPERATING ACTIVITIES
Net realized investment gains                                 (7)               (40)
Amortization                                                 102                107                 96
Deferred income taxes                                      2,883               (987)              (916)
Increase in accrued investment income                       (275)              (254)               (49)
Increase in deferred policy acquisition costs            (24,137)           (15,815)           (11,453)
Increase (decrease) in other assets/liabilities            6,085              1,881               (973)
Other, net                                                                                        (209)
                                                       ----------         ---------          ---------
Net cash used for operating activities                    (9,350)           (10,918)           (12,551)
                                                       ----------         ---------          ---------

CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from sales, maturities or repayments of
 available-for-sale debt securities                       11,664             14,133              4,665
Proceeds from maturities or repayments of
 held-to-maturity debt securities                            623                634                212
Purchase of available-for-sale debt securities           (33,397)           (28,360)           (11,003)
Purchase of held-to-maturity debt securities              (7,000)            (1,216)            (1,529)
Increase in policy loans                                    (273)              (249)
Investment in separate accounts                                                                 (1,000)
Other, net                                                   (88)              (177)
                                                       ----------         ---------          ---------
Net cash used for investing activities                   (28,471)           (15,235)            (8,655)
                                                       ----------         ---------          ---------

CASH FLOW FROM FINANCING ACTIVITIES
Capital contributions from parent                         29,000             17,000              5,000
Increase in contractholder funds                          24,540             14,759             16,098
                                                       ----------         ---------          ---------
Net cash provided by financing activities                 53,540             31,759             21,098
                                                       ----------         ---------          ---------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS      15,719              5,606               (108)

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR               7,320              1,714              1,822
                                                       ----------         ---------          ---------

CASH AND CASH EQUIVALENTS, END OF YEAR                 $  23,039          $   7,320          $   1,714
                                                       =========          =========          =========

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net                                 $   3,338          $   1,711          $   2,044


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1998 and 1997 amounts to conform with the 1999 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, mortgage-backed and asset-backed securities. PHL Variable classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities available-for-sale are included as a separate component of equity, net of deferred income taxes and deferred policy acquisition costs.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand and money market instruments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies, limited pay and investment type contracts, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

     GOODWILL

     Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. The costs are amortized on the straight-line method over a period of 10 years, the expected period of benefit from the acquisition. Management periodically reevaluates the propriety of the carrying value of goodwill by comparing estimates of future undiscounted cash flows to the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions.

     For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at market value. Net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in PHL Variable's revenues.

     For Market Value Adjusted separate accounts, contractholders receive interest at a guaranteed rate if the account is held until maturity. In these separate accounts, appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses is reflected as net income or loss in PHL Variable's interest in the separate accounts. Contractholders receive a distribution of interest at a guaranteed interest rate on this annuity option provided funds are not withdrawn from the separate account before the end of their elected guarantee period.

     CONTRACTHOLDERS' FUNDS AT INTEREST

     Contractholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT PRODUCT FEES

     Revenues for investment-type products consist of net investment income and contract charges assessed against the fund values (fees). Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges.

     POLICY LIABILITIES AND ACCRUALS

     Reserves for future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Term life insurance premiums are recorded as premium revenue on a pro-rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for variable annuity products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

     INCOME TAXES

     For the tax year ended December 31, 1999, PHL Variable will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). PHL Variable has been filing on a separate company basis since December 31, 1996.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities, accruals and surrenders, policy acquisition expenses and unrealized gains or losses on investments.

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted,

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company employee pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 1999, the date of the most recent actuarial valuation.

     RECENT ACCOUNTING PRONOUNCEMENTS

     In June, 1999, The Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133." Because of the complexities associated with transactions involving derivative instruments and their prevalent use as hedging instruments and, because of the difficulties associated with the implementation of Statement 133, the effective date of SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" was delayed until fiscal years beginning after June 15, 2000. SFAS No. 133, initially issued on June 15, 1998, requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, the type of hedge transaction. For fair-value hedge transactions in which PHL Variable is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instrument will generally be offset in the income statement by changes in the hedged item's fair value. For cash-flow hedge transactions, in which PHL Variable is hedging the variability of cashflows related to a variable-rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified as earnings in the period in which earnings are impacted by the variability of the cash flows of the hedged item. The ineffective portion of all hedges will be recognized in current period earnings.

     PHL Variable has not yet determined the impact that the adoption of SFAS No. 133 will have on its earnings or statement of financial position.

     PHL Variable adopted SFAS No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

     On January 1, 1999, PHL Variable adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on the Company's results from operations or financial position.

     In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The Company has not estimated the potential effect of the Codification guidance.

3.   INVESTMENTS

     Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:

                                                                        GROSS            GROSS
                                                     AMORTIZED        UNREALIZED       UNREALIZED         FAIR
                                                        COST            GAINS            LOSSES          VALUE
                                                                            (IN THOUSANDS)

     HELD-TO-MATURITY:
     Corporate securities                               $  10,298          $   136         $   (169)      $  10,265
                                                        =========          =======         ========       =========

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                   $   6,475          $     3         $   (156)      $   6,322
     State and political subdivision bonds                 10,366                              (343)         10,023
     Corporate securities                                  16,637                              (983)         15,654
     Mortgage-backed or
      asset-backed securities                              24,194                              (353)         23,841
                                                        ---------          -------         --------       ---------

     Total                                              $  57,672          $     3         $ (1,835)      $  55,840
                                                        =========          =======         ========       =========



     The amortized cost and fair value of investments in debt securities as of December 31, 1998 were as follows:

                                                                           GROSS          GROSS
                                                         AMORTIZED       UNREALIZED     UNREALIZED        FAIR
                                                           COST            GAINS          LOSSES          VALUE
                                                                             (IN THOUSANDS)

     HELD-TO-MATURITY:
     Corporate securities                                $  3,840         $    27        $   (126)       $  3,741
                                                         --------         -------        --------        --------

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                    $  6,515         $   290        $     (9)       $  6,796
     State and political subdivision bonds                  9,485             126             (21)          9,590
     Corporate securities                                  13,605             187             (81)         13,711
     Mortgage-backed or
      asset-backed securities                               6,308              80              (5)          6,383
                                                         --------         -------        --------        --------

     Total                                               $ 35,913         $   683        $   (116)       $ 36,480
                                                         ========         =======        ========        ========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 1999 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                              HELD-TO-MATURITY                AVAILABLE-FOR-SALE
                                                          AMORTIZED           FAIR         AMORTIZED           FAIR
                                                             COST            VALUE            COST            VALUE
                                                                                 (IN THOUSANDS)

     Due in one year or less                              $   1,732        $   1,726       $     500        $     500
     Due after one year through five years                    6,676            6,654          14,282           13,737
     Due after five years through ten years                   1,890            1,884           9,903            9,664
     Due after ten years                                                                       8,793            8,098
     Mortgage-backed or
      asset-backed securities                                                                 24,194           23,841
                                                          ---------        ---------       ---------        ---------

     Total                                                $  10,298        $  10,264       $  57,672        $  55,840
                                                          =========        =========       =========        =========



     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                                                      1999            1998            1997
                                                                                 (IN THOUSANDS)

     Debt securities                                                $  3,362         $  2,142        $  1,301
     Policy loans                                                          7                1
     Other invested assets                                                20                9
     Short-term investments                                              561              344             269
                                                                    --------         --------        --------

                                                                       3,950            2,496           1,570
     Less investment expenses                                             59               38              27
                                                                    --------         --------        --------

     Net investment income                                          $  3,891         $  2,458        $  1,543
                                                                    ========         ========        ========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT GAINS AND LOSSES

     Net unrealized (losses) gains and on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                      1999             1998            1997
                                                                                 (IN THOUSANDS)

     Debt securities                                               $  (2,399)         $   333         $    87
     Deferred policy acquisition costs                                   983             (139)            (30)
     Deferred income taxes (benefits)                                   (496)              68              20
                                                                   ---------          -------         -------

     Net unrealized investment (losses) gains
      on securities available-for-sale                             $    (920)         $   126         $    37
                                                                   =========          =======         =======

     The proceeds from sales of available-for-sale debt securities for the years ended December 31, 1999, 1998 and 1997 were $6.0 million, $10.0 million and $0.2 million, respectively. The gross realized gains or losses associated with these sales were $7.4 thousand, $37.7 thousand and ($0.3) thousand in 1999, 1998 and 1997, respectively.

4.   GOODWILL

     PHL Variable was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.02 million was pushed down to PHL Variable from PM Holdings.

     Goodwill was as follows:

                                                   DECEMBER 31,
                                              1999             1998
                                                  (IN THOUSANDS)

     Goodwill                               $  1,020         $  1,020
     Accumulated amortization                   (569)            (467)
                                            --------         --------

     Total                                  $    451         $    553
                                            ========         ========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   INCOME TAXES

     A summary of income taxes (benefits) in the Statement of Income, Comprehensive Income and Equity for the year ended December 31, is as follows:

                               1999            1998             1997
     Income taxes:

      Current               $    347        $   3,244        $  1,469
      Deferred                 2,883             (987)           (916)
                            --------        ---------        --------

     Total                  $  3,230        $   2,257        $    553
                            ========        =========        ========


     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):

                                                           1999               1998               1997

     Income tax expense at statutory rate                $3,230    35%      $2,256     35%      $ 527    35%
     Dividend received deduction and                         (1)    0%                  0%          1     0%
      tax-exempt interest
     State income tax expense
     Other, net                                               1     0%           1      0%         25     2%
                                                         ------             ------              -----

     Income taxes                                        $3,230    35%      $2,257     35%      $ 553    37%
                                                         ======             ======              =====


     The deferred income tax liability (asset) represents the tax effects of temporary differences. The components as of December 31, were as follows:

                                                                            1999              1998
                                                                                (IN THOUSANDS)

     Deferred policy acquisition costs                                      $  17,775         $  10,953
     Surrender charges                                                        (17,597)          (11,886)
     Investments                                                                  104                72
     Future policyholder benefits                                                 376            (1,374)
     Other                                                                        (65)              (54)
                                                                            ---------         ---------
                                                                                  593            (2,289)

     Net unrealized investment (losses) gains                                    (384)              111
                                                                            ---------         ---------

     Deferred tax liability (asset), net                                    $     209         $  (2,178)
                                                                            =========         =========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Gross deferred income tax assets totaled $18.1 million and $13.3 million at December 31, 1999 and 1998, respectively. Gross deferred income tax liabilities totaled $18.3 million and $11.1 million at December 31, 1999 and 1998, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 1999 and 1998, will be realized.

     PHL Variable's income tax return is not currently being examined; however, income tax years 1996 through 1998 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

6.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive
     (loss) income for the years ended December 31, were as follows:

                                                                       1999             1998             1997
                                                                                   (IN THOUSANDS)

     UNREALIZED (LOSSES) GAINS ON SECURITIES
      AVAILABLE-FOR-SALE ARISING DURING PERIOD:
     Before-tax amount                                                 $  (1,405)         $   256          $    57
     Income tax (benefit) expense                                           (492)              90               20
                                                                       ---------          -------          -------
     Totals                                                                 (913)             166               37
                                                                       ---------          -------          -------

     RECLASSIFICATION ADJUSTMENT FOR (LOSSES)
      REALIZED IN NET INCOME:
     Before-tax amount                                                       (11)             (62)
     Income tax (benefit)                                                     (4)             (22)
                                                                       ---------          -------          -------
     Totals                                                                   (7)             (40)
                                                                       ---------          -------          -------

     NET UNREALIZED (LOSSES) GAINS ON SECURITIES
      AVAILABLE-FOR-SALE:
     Before-tax amount                                                    (1,416)             194               57
     Income tax (benefit) expense                                           (496)              68               20
                                                                       ---------          -------          -------
     Totals                                                             $   (920)         $   126          $    37
                                                                       =========          =======          =======


     The following table summarizes accumulated other comprehensive (loss) income balances:

                                                                            DECEMBER 31,
                                                                       1999             1998
                                                                           (IN THOUSANDS)

     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

     Balance, beginning of year                                         $    207          $    81
     Change during period                                                   (920)             126
                                                                        --------          -------
     Balance, end of year                                               $   (713)         $   207
                                                                        ========          =======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   REINSURANCE

     PHL Variable entered into a reinsurance treaty in 1996 that cedes death benefits to a reinsurer in excess of account balances on variable contracts. Premiums paid by PHL Variable during 1999, 1998 and 1997 were $1,114 thousand, $668 thousand and $259 thousand, respectively, less claims of $22 thousand, $13 thousand and $1 thousand in 1999, 1998 and 1997, respectively.

     In connection with PHL Variable's life insurance products, automatic treaties have been established with four reinsurers and their subsidiaries, covering 90% of the net amount at risk, on a first dollar basis. As of December 31, 1999, PHL Variable had approximately $661.5 million of net insurance in force, including $6.5 billion of direct in force less $5.8 billion of reinsurance ceded. As of December 31, 1998, PHL Variable had approximately $271.6 million of net insurance in force, including $2.7 billion of direct in force less $2.4 billion of reinsurance ceded. As of December 31, 1997, PHL Variable had approximately $9.1 million of net insurance in force, including $80.7 million of direct in force less $71.6 million of reinsurance ceded. No claims were recovered in 1999, 1998 or 1997.

     For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. The reinsurance recoverables were $0 thousand as of December 31, 1999 and $455 thousand and as of December 31, 1998. The claims recovered were $455 thousand for 1999 and $0 for 1998 and 1997, respectively.

8.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to the Company and is reimbursed through a cost allocation process. Investment services are provided for a fee by a Phoenix registered investment advisor.

9.   DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:

                                                 1999             1998
                                                    (IN THOUSANDS)

     Balance at beginning of year                $  36,686        $  21,010
     Acquisition expense deferred                   28,884           19,791
     Amortized to expense during the year           (4,747)          (3,976)
     Adjustment to equity during the year              983             (139)
                                                 ---------        ---------

     Balance at end of year                      $  61,806        $  36,686
                                                 =========        =========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

     INVESTMENT CONTRACTS

     Variable annuity contracts have guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances. The contract liability balances for December 31, 1999 and 1998 were $64.2 million and $39.7 million, respectively.

     OTHER INVESTED ASSETS

     Other invested assets consist of the Company's interest in the separate accounts which are carried at fair value.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.  STATUTORY FINANCIAL INFORMATION

     The life insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1999, there were no material practices not prescribed by the State of Connecticut Insurance Department. Statutory equity differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                             1999             1998              1997
                                                                         (IN THOUSANDS)

     Statutory net income                                    $  (1,655)        $  1,542           $   937
     Deferred policy aquisition costs                           24,136           15,815            11,483
     Future policy benefits                                    (13,496)         (14,056)          (12,271)
     Deferred income taxes                                      (2,882)             987               899
     Other, net                                                   (104)             (98)              (95)
                                                             ---------         --------           -------

     Net income, as reported                                 $   5,999         $  4,190           $   953
                                                             =========         ========           =======


     The following reconciles the statutory surplus and asset valuation reserve
     (AVR) of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements:

                                                            DECEMBER 31,
                                                        1999             1998
                                                           (IN THOUSANDS)

     Statutory surplus and AVR                       $  66,354        $  41,268
     Deferred policy acquisition costs, net             61,072           36,686
     Future policy benefits                            (48,391)         (37,155)
     Investment valuation allowances                    (1,089)             568
     Deferred income taxes                                (208)           2,178
     Other, net                                            451              565
                                                     ---------        ---------

     Equity, as reported                             $  78,189        $  44,110
                                                     =========        =========


     The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 1999 without prior approval is subject to restrictions relating to statutory surplus.

                                                                     [Version B]

                      PHL VARIABLE INSURANCE COMPANY

HOME OFFICE:                                            PHOENIX VARIABLE ANNUITY
One American Row                                        MAIL OPERATIONS ("VAMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                    PHL VARIABLE ACCUMULATION ACCOUNT

             VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT
                   STATEMENT OF ADDITIONAL INFORMATION

                               May 1, 2000

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2000. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address and telephone number.

                            TABLE OF CONTENTS

                                                           PAGE

Underwriter..........................................       B-2

Calculation of Yield and Return......................       B-2

Calculation of Annuity Payments .....................       B-3

Experts .............................................       B-4

Financial Statements.................................       B-5

UNDERWRITER
--------------------------------------------------------------------------------
    PEPCO, an affiliate of PHL Variable, offers these contracts on a continuous basis. During the fiscal years ended December 31, 1997, 1998 and 1999, PEPCO was paid $0, $0 and $1,913,559, respectively, and retained $0 or sales of these contracts.

CALCULATION OF YIELD AND RETURN
-------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .775% (Option 1), 1.125% (Option 2) or 1.225% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:
    The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 1999:

CONTRACTS WITH BENEFIT OPTION 1
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: $2.030543 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......      2.032225
Calculation:
   Ending account value..........................      2.032225
   Less beginning account value..................      2.030543
   Net change in account value...................      0.001682
Base period return:
   (adjusted change/beginning account value).....      0.000828
Current yield = return x (365/7) =...............         4.32%
Effective yield = [(1 + return)365/7] -1 =.......         4.41%

EXAMPLE FOR CONTRACTS WITH BENEFIT OPTION 2:
Value of hypothetical pre-existing account with
   exactly one
unit at the beginning of the period:.............     $2.025183
Value of the same account (excluding capital
   changes) at the end of the 7-day period:......      2.026725
Calculation:
   Ending account value..........................      2.023725
   Less beginning account value..................      2.025183
   Net change in account value...................      0.001542
Base period return:
   (adjusted change/beginning account value).....      0.000761
Current yield = return x (365/7) =...............         3.97%
Effective yield = [(1 + return)365/7] -1 =.......         4.05%

EXAMPLE FOR CONTRACTS WITH BENEFIT OPTION 3:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period: $2.023510 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......      2.025010
Calculation:
   Ending account value..........................      2.025010
   Less beginning account value..................      2.023510
   Net change in account value...................      0.001500
Base period return:
   (adjusted change/beginning account value).....      0.000741
Current yield = return x (365/7) =...............         3.87%
Effective yield = [(1 + return)365/7] -1 =.......         3.94%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II     =    a hypothetical initial payment of $1,000
    R      =    average annual total return for the period
    n      =    number of years in the period
    ERV    =    ending redeemable value of the hypothetical
                $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial AverageSM (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barrons
    Business Week
    Changing Times
    Forbes
    Fortune
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Financial World
    Money
    The New York Times
    Personal Investor
    Registered Representative
    Stanger's Investment Adviser
    The Stanger Register
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial AverageSM (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
-------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e. higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS

    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
-------------------------------------------------------------------------------
    The financial statements of PHL Variable Accumulation Account as of December 31, 1999 and for the year then ended and the financial statements of PHL Variable Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included herein have been so included in reliance on the respective reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    PricewaterhouseCoopers LLP, whose address is 100 Pearl Street, Hartford, Connecticut 06103, also provides other accounting and tax-related services as requested by PHL Variable from time to time.

    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.



1The Dow Jones Industrial AverageSM (DJIASM) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIASM are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIASM.

2The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. As of December 31, 1999 it contained 376 industrial, 41 utility, 72 financial and 11 transportation issues. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

3Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial AverageSM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

         PHL VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS
         DECEMBER 31, 1999

                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 1999

                                                                                          OAKHURST
                               ENGEMANN NIFTY     SENECA MID-       HOLLISTER            GROWTH AND         SCHAFER MID-
                                    FIFTY          CAP GROWTH      VALUE EQUITY            INCOME            CAP VALUE
                                 SUBACCOUNT        SUBACCOUNT       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
ASSETS
        Investments at cost      $   763,710       $  142,024      $    155,045         $   831,713          $    24,290
                                 ===========       ==========      ============         ===========          ===========
        Investments at market    $   837,837       $  163,831      $    160,635         $   863,062          $    24,561
                                 -----------       ----------      ------------         -----------          -----------
             Total assets            837,837          163,831           160,635             863,062               24,561
LIABILITIES
        Accrued expenses
          to related party               533               94                98                 549                    9
                                 -----------       ----------      ------------         -----------          -----------
NET ASSETS                       $   837,304       $  163,737      $    160,537         $   862,513          $    24,552
                                 ===========       ==========      ============         ===========          ===========
Accumulation units outstanding       349,721           59,092            65,214             397,132               12,146
                                 ===========       ==========      ============         ===========          ===========
Unit value                       $  2.394208       $ 2.770900      $   2.461708         $  2.171854          $  2.021489
                                 ===========       ==========      ============         ===========          ===========

                                                                 DUFF & PHELPS
                                  ENGEMANN           OAKHURST     REAL ESTATE           ABERDEEN               ABERDEEN
                              CAPITAL GROWTH         BALANCED      SECURITIES         INTERNATIONAL            NEW ASIA
                                 SUBACCOUNT         SUBACCOUNT     SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
ASSETS
        Investments at cost      $ 1,843,040       $  268,433      $     13,682         $   682,238          $    87,094
                                 ===========       ==========      ============         ===========          ===========
        Investments at market    $ 1,872,892       $  271,643      $     14,420         $   664,032          $    97,140
                                 -----------       ----------      ------------         -----------          -----------
             Total assets          1,872,892          271,643            14,420             664,032               97,140
LIABILITIES
        Accrued expenses
          to related party               979              181                 9                 242                   65
                                 -----------       ----------      ------------         -----------          -----------
NET ASSETS                       $ 1,871,913       $  271,462      $     14,411         $   663,790          $    97,075
                                 ===========       ==========      ============         ===========          ===========
Accumulation units outstanding       772,860          124,588             6,716             280,635               41,474
                                 ===========       ==========      ============         ===========          ===========
Unit value                       $  2.422059       $ 2.178883      $   2.145861         $  2.365315          $  2.340593
                                 ===========       ==========      ============         ===========          ===========


                                    SENECA          OAKHURST          GOODWIN             GOODWIN              RESEARCH
                                   STRATEGIC        STRATEGIC          MONEY           MULTI-SECTOR            ENHANCED
                                     THEME         ALLOCATION          MARKET          FIXED INCOME              INDEX
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
ASSETS
        Investments at cost      $   714,366       $  453,197      $  2,608,950         $   390,420          $ 1,143,790
                                 ===========       ==========      ============         ===========          ===========
        Investments at market    $   748,958       $  442,910      $  2,608,950         $   383,544          $ 1,141,653
                                 -----------       ----------      ------------         -----------          -----------
             Total assets            748,958          442,910         2,608,950             383,544            1,141,653
LIABILITIES
        Accrued expenses
          to related party               478              263             1,834                 184                  591
                                 -----------       ----------      ------------         -----------          -----------
NET ASSETS                       $   748,480       $  442,647      $  2,607,116         $   383,360          $ 1,141,062
                                 ===========       ==========      ============         ===========          ===========
Accumulation units outstanding       285,080          202,038         1,282,887             186,171              530,124
                                 ===========       ==========      ============         ===========          ===========
Unit value                       $  2.625507       $ 2.190912      $   2.032225         $  2.059187          $  2.152444
                                 ===========       ==========      ============         ===========          ===========

                                                     WANGER
                                 WANGER U.S.      INTERNATIONAL        WANGER              WANGER             TEMPLETON
                                  SMALL CAP        SMALL CAP           TWENTY          FOREIGN FORTY            STOCK
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
ASSETS
        Investments at cost      $   863,146       $  598,055      $     45,678         $    39,364          $    88,673
                                 ===========       ==========      ============         ===========          ===========
        Investments at market    $   919,929       $  787,434      $     48,640         $    47,201          $    93,310
                                 -----------       ----------      ------------         -----------          -----------
             Total assets            919,929          787,434            48,640              47,201               93,310
LIABILITIES
        Accrued expenses
          to related party               472              456                29                  22                   29
                                 -----------       ----------      ------------         -----------          -----------
NET ASSETS                       $   919,457       $  786,978      $     48,611         $    47,179          $    93,281
                                 ===========       ==========      ============         ===========          ===========
Accumulation units outstanding       398,294          248,142            21,179              15,400               40,877
                                 ===========       ==========      ============         ===========          ===========
Unit value                       $  2.308487       $ 3.171485      $   2.295209         $  3.063495          $  2.282009
                                 ===========       ==========      ============         ===========          ===========

                        See Notes to Financial Statements


                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 1999
                                                            (CONTINUED)

                                   TEMPLETON                          TEMPLETON             MUTUAL
                                     ASSET         TEMPLETON          DEVELOPING            SHARES           EAFE EQUITY
                                  ALLOCATION     INTERNATIONAL         MARKETS           INVESTMENTS             INDEX
                                  SUBACCOUNT      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
ASSETS
        Investments at cost      $    27,550       $  223,263      $     63,644         $    31,766          $    56,914
                                 ===========       ==========      ============         ===========          ===========
        Investments at market    $    29,556       $  238,029      $     72,753         $    32,631          $    59,684
                                 -----------       ----------      ------------         -----------          -----------
             Total assets             29,556          238,029            72,753              32,631               59,684
LIABILITIES
        Accrued expenses
          to related party                19              123                49                  21                   30
                                 -----------       ----------      ------------         -----------          -----------
NET ASSETS                       $    29,537       $  237,906      $     72,704         $    32,610          $    59,654
                                 ===========       ==========      ============         ===========          ===========
Accumulation units outstanding        13,407          107,777            29,866              16,153               25,723
                                 ===========       ==========      ============         ===========          ===========
Unit value                       $  2.203086       $ 2.207390      $   2.434374         $  2.018859          $  2.319071
                                 ===========       ==========      ============         ===========          ===========

                                                  FEDERATED U.S.      FEDERATED          FEDERATED
                                BANKERS TRUST        GOV'T           HIGH INCOME         U.S. GOV'T         JANUS EQUITY
                                    DOW 30        SECURITIES II     BOND FUND II            BOND                INCOME
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
ASSETS
        Investments at cost      $       300       $  144,142      $     88,853         $     4,244          $      300
                                 ===========       ==========      ============         ===========          ===========
        Investments at market    $       301       $  143,817      $     89,691         $     4,244          $      302
                                 -----------       ----------      ------------         -----------          -----------
             Total assets                301          143,817            89,691               4,244                 302
LIABILITIES
        Accrued expenses
          to related party                 0               89                56                 -                      0
                                 -----------       ----------      ------------         -----------          -----------
NET ASSETS                       $       301       $  143,728      $     89,635         $     4,244          $       302
                                 ===========       ==========      ============         ===========          ===========
Accumulation units outstanding           150           71,053            43,981               2,121                  150
                                 ===========       ==========      ============         ===========          ===========
Unit value                       $  2.007667       $ 2.022829      $   2.038011         $  2.001138          $  2.011467
                                 ===========       ==========      ============         ===========          ===========

                                                     MORGAN
                                                  STANLEY FOCUS     TECHNOLOGY
                                 JANUS GROWTH        EQUITY          PORTFOLIO
                                 SUBACCOUNT        SUBACCOUNT       SUBACCOUNT

ASSETS
        Investments at cost      $    38,875       $      300      $       300
                                 ===========       ==========      ============
        Investments at market    $    39,351       $      301      $       303
                                 -----------       ----------      ------------
             Total Assets             39,351              301              303
LIABILITIES
        Accrued expenses
          to related party                 3                0                 0
                                 -----------       ----------      ------------
NET ASSETS                       $    39,348       $      301      $        303
                                 ===========       ==========      ============
Accumulation units outstanding        19,436              150               150
                                 ===========       ==========      ============
Unit value                       $  2.024556       $ 2.008733      $   2.022800
                                 ===========       ==========      ============

                       See Notes to Financial Statements
                                       B-7


                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                               OAKHURST
                                                    ENGEMANN        SENECA MID-           HOLLISTER           GROWTH AND
                                                   NIFTY FIFTY       CAP GROWTH         VALUE EQUITY            INCOME
                                                   SUBACCOUNT (1)   SUBACCOUNT (2)       SUBACCOUNT (3)       SUBACCOUNT (4)
Investment income
        Distributions                              $      -        $        -           $       340          $     3,857
Expenses
        Mortality, expense risk and
          administrative charges                        1,034               143                 175                1,096
                                                   ----------      ------------         -----------          -----------
Net investment income (loss)                           (1,034)             (143)                165                2,761
                                                   ----------      ------------         -----------          -----------
Net realized gain (loss) from share transactions           14                (0)                131                   69
Net realized gain distribution from Fund                  -               3,919               8,827               10,026
Net unrealized appreciation (depreciation)
  on investment                                        74,127            21,807               5,590               31,349
                                                   ----------      ------------         -----------          -----------
Net gain (loss) on investments                         74,141            25,726              14,548               41,444
                                                   ----------      ------------         -----------          -----------
Net increase (decrease) in net
  assets resulting from operations                 $   73,107      $     25,583         $    14,713          $    44,205
                                                   ==========      ============         ===========          ===========

                                                                      ENGEMANN                                DUFF &PHELPS
                                                  SCHAFER MID-        CAPITAL             OAKHURST            REAL ESTATE
                                                   CAP  VALUE          GROWTH             BALANCED            SECURITIES
                                                  SUBACCOUNT (5)     SUBACCOUNT (6)       SUBACCOUNT (7)        SUBACCOUNT (8)

Investment income
        Distributions                              $      307      $      1,879         $     1,886          $       316
Expenses
        Mortality, expense risk
          and administrative charges                       31             1,570                 289                   10
                                                   ----------      ------------         -----------          -----------
Net investment income (loss)                              276               309               1,597                  306
                                                   ----------      ------------         -----------          -----------
Net realized gain (loss) from share transactions           (1)               (4)                716                  -
Net realized gain distribution from Fund                  -             119,567               7,607                  -
Net unrealized appreciation (depreciation)
  on investment                                           271            29,852               3,210                  738
                                                   ----------      ------------         -----------          -----------
Net gain (loss) on investments                            270           149,415              11,533                  738
                                                   ----------      ------------         -----------          -----------
Net increase (decrease) in net
 assets resulting from operations                  $      546      $    149,724         $    13,130          $     1,044
                                                   ==========      ============         ===========          ===========

                                                                                           SENECA              OAKHURST
                                                     ABERDEEN         ABERDEEN            STRATEGIC           STRATEGIC
                                                  INTERNATIONAL       NEW ASIA              THEME             ALLOCATION
                                                  SUBACCOUNT (9)     SUBACCOUNT (10)      SUBACCOUNT (11)       SUBACCOUNT (12)
Investment income
        Distributions                              $    6,204      $         95         $       -            $     3,904
Expenses
        Mortality, expense risk
         and administrative charges                       463               130                 862                  357
                                                   ----------      ------------         -----------          -----------
Net investment income (loss)                            5,741               (35)               (862)               3,547
                                                   ----------      ------------         -----------          -----------
Net realized gain (loss) from share transactions            0               140                   5                  (80)
Net realized gain distribution from Fund               53,886               -                71,077               17,673
Net unrealized appreciation (depreciation)
  on investment                                       (18,206)           10,046              34,592              (10,287)
                                                   ----------      ------------         -----------          -----------
Net gain (loss) on investments                         35,680            10,186             105,674                7,306
                                                   ----------      ------------         -----------          -----------
Net increase (decrease) in net
  assets resulting from operations                 $   41,421      $     10,151         $   104,812          $    10,853
                                                   ==========      ============         ===========          ===========

  (1) From inception September 1, 1999 to December 31, 1999
  (2) From inception September 3, 1999 to December 31, 1999
  (3) From inception August 30, 1999   to December 31, 1999
  (4) From inception August 30, 1999   to December 31, 1999
  (5) From inception August 30, 1999   to December 31, 1999
  (6) From inception August 24, 1999   to December 31, 1999
  (7) From inception September 1, 1999 to December 31, 1999
  (8) From inception November 1, 1999  to December 31, 1999
  (9) From inception October 20, 1999  to December 31, 1999
 (10) From inception September 22,1999 to December 31, 1999
 (11) From inception September 1, 1999 to December 31, 1999
 (12) From inception October 1, 1999   to December 31, 1999

                       See Notes to Financial Statements


                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                            (CONTINUED)

                                                                      GOODWIN             RESEARCH
                                                      GOODWIN       MULTI-SECTOR          ENHANCED             WANGER U.S.
                                                    MONEY MARKET    FIXED INCOME           INDEX                SMALL CAP
                                                   SUBACCOUNT (13)  SUBACCOUNT (14)       SUBACCOUNT (15)       SUBACCOUNT (16)
Investment income
        Distributions                              $   30,560      $      8,965         $     5,641          $       -
Expenses
        Mortality, expense risk
          and administrative charges                    5,355               288               1,246                  813
                                                   ----------      ------------         -----------          -----------
Net investment income (loss)                           25,205             8,677               4,395                 (813)
                                                   ----------      ------------         -----------          -----------
Net realized gain (loss) from share transactions          -                 731                (525)                   0
Net realized gain distribution from Fund                  -                 -                53,998                  -
Net unrealized appreciation (depreciation)
  on investment                                           -              (6,876)             (2,137)              56,783
                                                   ----------      ------------         -----------          -----------
Net gain (loss) on investments                            -              (6,145)             51,336               56,783
                                                   ----------      ------------         -----------          -----------
Net increase (decrease) in net
  assets resulting from operations                 $   25,205      $      2,532         $    55,731          $    55,970
                                                   ==========      ============         ===========          ===========

                                                     WANGER
                                                  INTERNATIONAL       WANGER               WANGER             TEMPLETON
                                                    SMALL CAP         TWENTY            FOREIGN FORTY           STOCK
                                                  SUBACCOUNT (17)  SUBACCOUNT (18)      SUBACCOUNT (19)      SUBACCOUNT (20)
Investment income
        Distributions                              $      -        $        -           $       -            $       -
Expenses
        Mortality, expense risk
         and administrative charges                       795                41                  26                   79
                                                   ----------      ------------         -----------          -----------
Net investment income (loss)                             (795)              (41)                (26)                 (79)
                                                   ----------      ------------         -----------          -----------
Net realized gain (loss) from share transactions          650               215                 -                     78
Net realized gain distribution from Fund                  -                 -                   -                    -
Net unrealized appreciation (depreciation)
  on investment                                       189,379             2,962               7,837                4,637
                                                   ----------      ------------         -----------          -----------
Net gain (loss) on investments                        190,029             3,177               7,837                4,715
                                                   ----------      ------------         -----------          -----------
Net increase (decrease) in net
  assets resulting from operations                 $  189,234      $      3,136         $     7,811          $     4,636
                                                   ==========      ============         ===========          ===========

                                                    TEMPLETON                            TEMPLETON              MUTUAL
                                                     ASSET           TEMPLETON           DEVELOPING             SHARES
                                                   ALLOCATION      INTERNATIONAL          MARKETS             INVESTMENTS
                                                  SUBACCOUNT (21)  SUBACCOUNT (22)      SUBACCOUNT (23)      SUBACCOUNT (24)
Investment income
        Distributions                              $      -        $        -           $       -            $       -
Expenses
        Mortality, expense risk
         and administrative charges                        32               210                  63                   31
                                                   ----------      ------------         -----------          -----------
Net investment income (loss)                              (32)             (210)                (63)                 (31)
                                                   ----------      ------------         -----------          -----------
Net realized gain (loss) from share transactions            0                 1                   0                   (0)
Net realized gain distribution from Fund                  -                 -                   -                    -
Net unrealized appreciation (depreciation)
  on investment                                         2,006            14,766               9,109                  865
                                                   ----------      ------------         -----------          -----------
Net gain (loss) on investments                          2,006            14,767               9,109                  865
                                                   ----------      ------------         -----------          -----------
Net increase (decrease) in net
  assets resulting from operations                 $    1,974      $     14,557         $     9,046          $       834
                                                   ==========      ============         ===========          ===========

 (13) From inception August 11, 1999    to December 31, 1999
 (14) From inception September 13, 1999 to December 31, 1999
 (15) From inception September 1, 1999  to December 31, 1999
 (16) From inception September 14, 1999 to December 31, 1999
 (17) From inception August 30, 1999    to December 31, 1999
 (18) From inception October 11, 1999   to December 31, 1999
 (19) From inception October 25, 1999   to December 31, 1999
 (20) From inception September 2, 1999  to December 31, 1999
 (21) From inception October 4, 1999    to December 31, 1999
 (22) From inception August 30, 1999    to December 31, 1999
 (23) From inception November 1, 1999   to December 31, 1999
 (24) From inception September 2, 1999  to December 31, 1999

                        See Notes to Financial Statements
                                        B-9


                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                            (CONTINUED)

                                                                                         FEDERATED            FEDERATED
                                                   EAFE EQUITY        BANKERS            U.S. GOV'T          HIGH INCOME
                                                      INDEX         TRUST DOW 30        SECURITIES II       BOND FUND II
                                                 SUBACCOUNT (25)   SUBACCOUNT (26)      SUBACCOUNT (27)     SUBACCOUNT (28)
Investment income
        Distributions                              $      748      $        -           $       -            $       -
Expenses
        Mortality, expense risk and
         administrative charges                            55                 0                 149                   79
                                                   ----------      ------------         -----------          -----------
Net investment income (loss)                              693                (0)               (149)                 (79)
                                                   ----------      ------------         -----------          -----------
Net realized gain (loss) from share transactions            0               -                    (2)                   1
Net realized gain distribution from Fund                1,397               -                   -                    -
Net unrealized appreciation (depreciation)
  on investment                                         2,770                 1                (325)                 838
                                                   ----------      ------------         -----------          -----------
Net gain (loss) on investments                          4,167                 1                (327)                 839
                                                   ----------      ------------         -----------          -----------
Net increase (decrease) in net assets
  resulting from operations                        $    4,860      $          1         $      (476)         $       760
                                                   ==========      ============         ===========          ===========

                                                                                                               MORGAN
                                                   FEDERATED U.S.    JANUS EQUITY           JANUS               STANLEY
                                                    GOV'T BOND         INCOME              GROWTH            FOCUS EQUITY
                                                  SUBACCOUNT (29)    SUBACCOUNT (30)     SUBACCOUNT (31)     SUBACCOUNT (32)
Investment income
        Distributions                              $        0      $        -           $       -            $       -
Expenses
        Mortality, expense risk and
          administrative charges                          -                   0                   3                    0
                                                   ----------      ------------         -----------          -----------
Net investment income (loss)                                0                (0)                 (3)                  (0)
                                                   ----------      ------------         -----------          -----------
Net realized gain (loss) from share transactions          -                 -                   -                    -
Net realized gain distribution from Fund                  -                 -                   -                    -
Net unrealized appreciation (depreciation)
  on investment                                            (0)                2                 476                    1
                                                   ----------      ------------         -----------          -----------
Net gain (loss) on investments                             (0)                2                 476                    1
                                                   ----------      ------------         -----------          -----------
Net increase (decrease) in net assets
  resulting from operations                        $        0      $          2          $      473          $         1
                                                   ==========      ============         ===========          ===========


                                                   TECHNOLOGY
                                                    PORTFOLIO
                                                  SUBACCOUNT (33)
Investment income
        Distributions                              $      -
Expenses
        Mortality, expense risk and
          administrative charges                            0
                                                   ----------
Net investment income (loss)                               (0)
                                                   ----------
Net realized gain (loss) from share transactions          -
Net realized gain distribution from Fund                  -
Net unrealized appreciation (depreciation)
  on investment                                             3
                                                   ----------
Net gain (loss) on investments                              3
                                                   ----------
Net increase (decrease) in net assets
  resulting from operations                        $        3
                                                   ==========

 (25) From inception October 14, 1999  to December 31, 1999
 (26) From inception December 30, 1999 to December 31, 1999
 (27) From inception September 2, 1999 to December 31, 1999
 (28) From inception October 14, 1999  to December 31, 1999
 (29) From inception December 28, 1999 to December 31, 1999
 (30) From inception December 30, 1999 to December 31, 1999
 (31) From inception December 28, 1999 to December 31, 1999
 (32) From inception December 30, 1999 to December 31, 1999
 (33) From inception December 30, 1999 to December 31, 1999

                       See Notes to Financial Statements
                                       B-10


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                               OAKHURST
                                                     ENGEMANN       SENECA MID-           HOLLISTER           GROWTH AND
                                                    NIFTY FIFTY     CAP GROWTH          VALUE EQUITY            INCOME
                                                    SUBACCOUNT(1)   SUBACCOUNT(2)        SUBACCOUNT(3)       SUBACCOUNT(4)

FROM OPERATIONS
        Net investment income (loss)               $   (1,034)     $       (143)        $       165          $     2,761
        Net realized gain (loss)                           14             3,919               8,958               10,095
        Net unrealized appreciation (depreciation)     74,127            21,807               5,590               31,349
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting from
         operations                                   73,107            25,583              14,713               44,205
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                          616,304            83,178              84,409              528,959
        Participant transfers                         151,092            55,017              61,415              292,778
        Participant withdrawals                        (3,199)              (41)               -                  (3,429)
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
         resulting from participant transactions      764,197           138,154             145,824              818,308
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets         837,304           163,737             160,537              862,513
NET ASSETS
        Beginning of period                               -                 -                   -                    -
                                                   ----------      ------------         -----------          -----------
        End of period                              $  837,304      $    163,737         $   160,537          $   862,513
                                                   ==========      ============         ===========          ===========

                                                                     ENGEMANN                                DUFF & PHELPS
                                                   SCHAFER MID-       CAPITAL             OAKHURST            REAL ESTATE
                                                    CAP VALUE         GROWTH              BALANCED            SECURITIES
                                                   SUBACCOUNT(5)    SUBACCOUNT(6)       SUBACCOUNT(7)        SUBACCOUNT(8)
FROM OPERATIONS
        Net investment income (loss)               $      276      $        309         $     1,597          $       306
        Net realized gain (loss)                           (1)          119,563               8,323                  -
        Net unrealized appreciation (depreciation)        271            29,852               3,210                  738
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting from
         operations                                       546           149,724              13,130                1,044
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                            1,560           733,706             135,964               11,588
        Participant transfers                          22,446           990,777             128,507                1,779
        Participant withdrawals                           -              (2,294)             (6,139)                 -
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
         resulting from participant Transactions       24,006         1,722,189             258,332               13,367
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets          24,552         1,871,913             271,462               14,411
NET ASSETS
        Beginning of period                               -                 -                   -                    -
                                                   ----------      ------------         -----------          -----------
        End of period                              $   24,552      $  1,871,913         $   271,462          $    14,411
                                                   ==========      ============         ===========          ===========

                                                                                           SENECA              OAKHURST
                                                    ABERDEEN         ABERDEEN             STRATEGIC            STRATEGIC
                                                  INTERNATIONAL      NEW ASIA               THEME             ALLOCATION
                                                  SUBACCOUNT(9)     SUBACCOUNT(10)      SUBACCOUNT(11)       SUBACCOUNT(12)

FROM OPERATIONS
        Net investment income (loss)               $    5,741      $        (35)        $      (862)         $     3,547
        Net realized gain (loss)                       53,886               140              71,082               17,593
        Net unrealized appreciation (depreciation)    (18,206)           10,046              34,592              (10,287)
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting from
         operations                                    41,421            10,151             104,812               10,853
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                          256,456            34,116             361,979              125,022
        Participant transfers                         368,002            53,014             283,784              306,772
        Participant withdrawals                        (2,089)             (206)             (2,095)                 -
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
         resulting from participant transactions      622,369            86,924             643,668              431,794
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets         663,790            97,075             748,480              442,647
NET ASSETS
        Beginning of period                               -                 -                   -                    -
                                                   ----------      ------------         -----------          -----------
        End of period                              $  663,790      $     97,075         $   748,480           $  442,647
                                                   ==========      ============         ===========          ===========

                       See Notes to Financial Statements


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                            (CONTINUED)

                                                                       GOODWIN            RESEARCH
                                                     GOODWIN         MULTI-SECTOR         ENHANCED            WANGER U.S.
                                                   MONEY  MARKET    FIXED INCOME           INDEX               SMALL CAP
                                                  SUBACCOUNT(13)   SUBACCOUNT(14)       SUBACCOUNT(15)       SUBACCOUNT(16)

FROM OPERATIONS
        Net investment income (loss)               $   25,205      $      8,677         $     4,395          $      (813)
        Net realized gain (loss)                          -                 731              53,473                    0
        Net unrealized appreciation (depreciation)        -              (6,876)             (2,137)              56,783
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting
         from operations                               25,205             2,532              55,731               55,970
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        7,037,305           177,192             457,793              474,276
        Participant transfers                      (4,449,838)          209,586             632,610              391,035
        Participant withdrawals                        (5,556)           (5,950)             (5,072)              (1,824)
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
         resulting from participant transactions    2,581,911           380,828           1,085,331              863,487
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets       2,607,116           383,360           1,141,062              919,457
NET ASSETS
        Beginning of period                               -                 -                   -                    -
        End of period                              $2,607,116      $    383,360         $ 1,141,062          $   919,457
                                                   ==========      ============         ===========          ===========

                                                     WANGER
                                                   NTERNATIONAL       WANGER               WANGER              TEMPLETON
                                                    SMALL CAP         TWENTY            FOREIGN FORTY            STOCK
                                                   SUBACCOUNT(17)  SUBACCOUNT(18)       SUBACCOUNT(19)       SUBACCOUNT(20)
FROM OPERATIONS
        Net investment income (loss)               $     (795)     $        (41)        $       (26)         $       (79)
        Net realized gain (loss)                          650               215                 -                     78
        Net unrealized appreciation (depreciation)    189,379             2,962               7,837                4,637
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting
         from operations                              189,234             3,136               7,811                4,636
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                          345,288            33,080              26,318               86,744
        Participant transfers                         253,767            12,395              13,050                1,901
        Participant withdrawals                        (1,311)              -                   -                    -
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
         resulting from participant transactions      597,744            45,475              39,368               88,645
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets         786,978            48,611              47,179               93,281
NET ASSETS
        Beginning of period                               -                 -                   -                    -
                                                   ----------      ------------         -----------          -----------
        End of period                              $  786,978      $     48,611         $    47,179          $    93,281
                                                   ==========      ============         ===========          ===========

                                                    TEMPLETON                            TEMPLETON              MUTUAL
                                                      ASSET          TEMPLETON           DEVELOPING             SHARES
                                                   ALLOCATION      INTERNATIONAL           MARKETS            INVESTMENTS
                                                 SUBACCOUNT(21)    SUBACCOUNT(22)      SUBACCOUNT(23)        SUBACCOUNT(24)

FROM OPERATIONS
        Net investment income (loss)               $     (32)      $      (210)         $       (63)          $      (31)
        Net realized gain (loss)                            0                 1                   0                   (0)
        Net unrealized appreciation (depreciation)      2,006            14,766               9,109                  865
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting
         from operations                                1,974            14,557               9,046                  834
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                           20,304           175,301              42,201               21,526
        Participant transfers                           7,259            48,048              21,457               10,250
        Participant withdrawals                           -                -                    -                    -
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
         resulting from participant transactions       27,563           223,349              63,658               31,776
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets          29,537           237,906              72,704               32,610
NET ASSETS
        Beginning of period                               -                -                    -                    -
                                                   ----------      ------------         -----------          -----------
        End of period                              $   29,537      $    237,906         $    72,704          $    32,610
                                                   ==========      ============         ===========          ===========

                       See Notes to Financial Statements
                                       B-12


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                            (CONTINUED)

                                                                                         FEDERATED            FEDERATED
                                                   EAFE EQUITY        BANKERS            U.S. GOV'T           HIGH INCOME
                                                      INDEX        TRUST DOW 30         SECURITIES II        BOND FUND II
                                                  SUBACCOUNT(25)  SUBACCOUNT(26)       SUBACCOUNT(27)       SUBACCOUNT(28)

FROM OPERATIONS
        Net investment income (loss)               $      693      $         (0)        $      (149)         $       (79)
        Net realized gain (loss)                        1,397               -                    (2)                   1
        Net unrealized appreciation (depreciation)      2,770                 1                (325)                 838
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting
          from operations                               4,860                 1                (476)                 760
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                            9,455               300              49,991               42,460
        Participant transfers                          45,376               -                96,234               46,415
        Participant withdrawals                           (37)              -                (2,021)                 -
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
          resulting from participant transactions      54,794               300             144,204               88,875
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets          59,654               301             143,728               89,635
NET ASSETS
        Beginning of period                               -                 -                   -                    -
                                                   ----------      ------------         -----------          -----------
        End of period                              $   59,654      $        301         $   143,728          $    89,635
                                                   ==========      ============         ===========          ===========

                                                                                                                MORGAN
                                                  FEDERATED U.S.   JANUS EQUITY            JANUS                STANLEY
                                                   GOV'T BOND         INCOME               GROWTH            FOCUS EQUITY
                                                  SUBACCOUNT(29)  SUBACCOUNT(30)       SUBACCOUNT(31)       SUBACCOUNT(32)
FROM OPERATIONS
        Net investment income (loss)               $        0      $         (0)        $       (3)          $        (0)
        Net realized gain (loss)                          -                 -                   -                     -
        Net unrealized appreciation (depreciation)         (0)                2                 476                    1
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) resulting
         from operations                                    0                 2                 473                    1
                                                   ----------      ------------         -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                            4,244               300                 500                  300
        Participant transfers                             -                 -                38,375                   -
        Participant  withdrawals                          -                 -                   -                     -
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets
        resulting from participant transactions         4,244               300              38,875                  300
                                                   ----------      ------------         -----------          -----------
        Net increase (decrease) in net assets           4,244               302              39,348                  301
NET ASSETS
        Beginning of period                               -                 -                   -                     -
                                                   ----------      ------------         -----------          -----------
        End of period                              $    4,244      $        302         $    39,348          $       301
                                                   ==========      ============         ===========          ===========


                                                   TECHNOLOGY
                                                    PORTFOLIO
                                                  SUBACCOUNT(33)

FROM OPERATIONS
        Net investment income (loss)               $       (0)
        Net realized gain (loss)                          -
        Net unrealized appreciation (depreciation)          3
                                                   ----------
        Net increase (decrease) resulting
         from operations                                    3
                                                   ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                              300
        Participant transfers                             -
        Participant withdrawals                           -
                                                   ----------
        Net increase (decrease) in net assets
         resulting from participant transactions          300
                                                   ----------
        Net increase (decrease) in net assets             303
NET ASSETS
        Beginning of period                               -
                                                   ----------
        End of period                              $      303
                                                   ==========

                        See Notes to Financial Statements
                                        B-13

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                   (CONTINUED)

                Footnotes for Statement of Changes in Net Assets
                     For the period ended December 31, 1999

(1)  From inception September 1, 1999     to December 31, 1999
(2)  From inception September 3, 1999     to December 31, 1999
(3)  From inception August 30, 1999       to December 31, 1999
(4)  From inception August 30, 1999       to December 31, 1999
(5)  From inception August 30, 1999       to December 31, 1999
(6)  From inception August 24, 1999       to December 31, 1999
(7)  From inception September 1, 1999     to December 31, 1999
(8)  From inception November 1, 1999      to December 31, 1999
(9)  From inception October 20, 1999      to December 31, 1999
(10) From inception September 22, 1999    to December 31, 1999
(11) From inception September 1, 1999     to December 31, 1999
(12) From inception October 1, 1999       to December 31, 1999
(13) From inception August 11, 1999       to December 31, 1999
(14) From inception September 13, 1999    to December 31, 1999
(15) From inception September 1, 1999     to December 31, 1999
(16) From inception September 14, 1999    to December 31, 1999
(17) From inception August 30, 1999       to December 31, 1999
(18) From inception October 11, 1999      to December 31, 1999
(19) From inception October 25, 1999      to December 31, 1999
(20) From inception September 2, 1999     to December 31, 1999
(21) From inception October 4, 1999       to December 31, 1999
(22) From inception August 30, 1999       to December 31, 1999
(23) From inception November 1, 1999      to December 31, 1999
(24) From inception September 2, 1999     to December 31, 1999
(25) From inception October 14, 1999      to December 31, 1999
(26) From inception December 30, 1999     to December 31, 1999
(27) From inception September 2, 1999     to December 31, 1999
(28) From inception October 14, 1999      to December 31, 1999
(29) From inception December 28, 1999     to December 31, 1999
(30) From inception December 30, 1999     to December 31, 1999
(31) From inception December 28, 1999     to December 31, 1999
(32) From inception December 30, 1999     to December 31, 1999
(33) From inception December 30, 1999     to December 31, 1999

                       See Notes to Financial Statements
                                       B-14

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is organized as a unit investment trust and currently consists of 34 Subaccounts, and invests in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, the Templeton Variable Products Series Fund, BT Insurance Funds Trust, Federated Insurance Series, and Morgan Stanley Dean Witter Universal Funds, Inc. (the "Funds"). As of December 31, 1999, 33 of the available 34 Subaccounts were invested in a corresponding series.


     Each Series has distinct investment objectives. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Schafer Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Wanger Twenty Series invests in growth common stock of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series invests in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The Templeton Stock Fund is a capital growth common stock fund. The Templeton Asset Allocation Fund invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Fund is a capital appreciation fund with income as a secondary objective. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index, by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial AverageSM before fund expenses. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from PHL Variable Insurance Company and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


              PHL VARIABLE ACCUMULATION ACCOUNT
                NOTES TO FINANCIAL STATEMENTS

NOTE 3----PURCHASES AND SALES OF SHARES OF THE FUNDS
     Purchases and sales of shares of the Funds for the period ended December
31, 1999 aggregated the following:
SUBACCOUNT                                            PURCHASES           SALES
----------                                            ---------           -----
The Phoenix Edge Series Fund:
   Engemann Nifty Fifty                              $   764,999      $    1,303
   Seneca Mid-Cap Growth                                 142,076              52
   Hollister Value Equity                                166,391          11,477
   Oakhurst Growth and Income                            847,407          15,763
   Schafer Mid-Cap Value                                  24,313              22
   Engemann Capital Growth                             1,847,555           4,511
   Oakhurst Balanced                                   1,351,100       1,083,383
   Duff & Phelps Real Estate Securities                   13,682             -
   Aberdeen International                                682,343             105
   Aberdeen New Asia                                      96,882           9,928
   Seneca Strategic Theme                                714,940             579
   Oakhurst Strategic Allocation                         465,697          12,420
   Goodwin Money Market                                6,494,060       3,885,110
   Goodwin Multi-Sector Fixed Income                     461,571          71,882
   Research Enhanced Index                             1,442,738         298,423
Wanger Advisors Trust:
   Wanger U.S. Small Cap                                 863,246             100
   Wanger International Small Cap                        623,824          26,419
   Wanger Twenty                                          53,260           7,797
   Wanger Foreign Forty                                   39,369               5
Templeton Variable Products Series Fund:
   Templeton Stock                                       109,622          21,027
   Templeton Asset Allocation                             27,563              13
   Templeton International                               223,496             234
   Templeton Developing Markets                           63,657              13
   Mutual Shares Investments                              31,812              46
BT Insurance Funds Trust:
   EAFE Equity Index                                      56,961              47
The Phoenix Edge Series Fund:
   Bankers Trust Dow 30                                      300             -
Federated Insurance Series:
   Federated U.S. Gov't Securities II                    144,665             521
   Federated High Income Bond Fund II                     89,354             502
The Phoenix Edge Series Fund:
   Federated U.S. Gov't Bond                               4,244             -
   Janus Equity Income                                       300             -
   Janus Growth                                           38,875             -
   Morgan Stanley Focus Equity                               300             -
Morgan Stanley Dean Witter Universal Funds, Inc.:
   Technology Portfolio                                      300             -


                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 1999 (IN UNITS)

                                                                          SUBACCOUNT
                                     -----------------------------------------------------------------------------------------
                                                                                      OAKHURST                     ENGEMANN
                                         ENGEMANN    SENECA MID-     HOLLISTER       GROWTH AND    SCHAFER MID-     CAPITAL
                                        NIFTY FIFTY  CAP GROWTH    VALUE EQUITY        INCOME       CAP VALUE       GROWTH
                                       ------------  ----------    ------------      ----------    ------------    ---------

Units outstanding, beginning of period        -              -              -              -              -               -
Participant deposits                      280,543        35,307         36,852         257,614            812        333,056
Participant transfers                      70,565        23,785         28,362         141,231         11,334        440,855
Participant withdrawals                    (1,387)           -              -           (1,713)           -           (1,051)
                                        ---------     ---------      ---------       ---------      ---------      ---------
Units outstanding, end of period          349,721        59,092         65,214         397,132         12,146        772,860
                                        =========     =========      =========       =========      =========      =========

                                                     DUFF & PHELPS                                    SENECA        OAKHURST
                                         OAKHURST     REAL ESTATE     ABERDEEN        ABERDEEN      STRATEGIC      STRATEGIC
                                         BALANCED     SECURITIES    INTERNATIONAL     NEW ASIA        THEME        ALLOCATION
                                        ---------    ------------   ------------      --------      ---------      ----------
Units outstanding, beginning of period        -             -              -               -              -             -
Participant deposits                       63,521         5,808        121,272          16,142        160,939         58,193
Participant transfers                      63,949           908        160,311          25,479        125,314        143,845
Participant withdrawals                   (2,882)           -             (948)           (147)        (1,173)          -
                                        ---------     ---------      ---------       ---------      ---------      ---------
Units outstanding, end of period          124,588         6,716        280,635          41,474        285,080        202,038
                                        =========     =========      =========       =========      =========      =========

                                                     GOOGWIN MULTI-    RESEARCH                      WANGER
                                        GOODWIN      SECTOR FIXED      ENHANCED      WANGER U.S.  INTERNATIONAL      WANGER
                                      MONEY MARKET      INCOME          INDEX         SMALL CAP    SMALL CAP         TWENTY
                                      ------------   -------------     --------      ----------   -------------      ------
Units outstanding, beginning of period       -             -              -               -               -             -
Participant deposits                    3,486,035        87,237        227,314         220,402        140,190         15,280
Participant transfers                  (2,199,277)      101,931        305,252         178,846        108,881          5,899
Participant withdrawals                    (3,871)       (2,997)        (2,442)           (954)          (929)          -
                                        ---------     ---------      ---------       ---------      ---------      ---------
Units outstanding, end of period        1,282,887       186,171        530,124         398,294        248,142         21,179
                                        =========     =========      =========       =========      =========      =========

                                            WANGER                  TEMPLETON                     TEMPLETON
                                           FOREIGN    TEMPLETON       ASSET        TEMPLETON      DEVELOPING    MUTUAL SHARES
                                            FORTY       STOCK       ALLOCATION   INTERNATIONAL     MARKETS       INVESTMENTS
                                           -------    ---------     ----------   -------------    ----------    -------------
Units outstanding, beginning of period        -             -              -               -              -              -
Participant deposits                        9,747        39,953          9,911          84,076         19,758         10,898
Participant transfers                       5,653           924          3,496          23,701         10,108          5,255
Participant Withdrawals                       -             -              -               -              -              -
                                        ---------     ---------      ---------       ---------      ---------      ---------
Units outstanding, end of period           15,400        40,877         13,407         107,777         29,866         16,153
                                        =========     =========      =========       =========      =========      =========

                                                                     FEDERATED         FEDERATED     FEDERATED
                                       EAFE EQUITY  BANKERS TRUST    U.S. GOV'T       HIGH INCOME    U.S. GOV'T     JANUS EQUITY
                                           INDEX       DOW 30       SECURITIES II     BOND FUND II     BOND            INCOME
                                       -----------  ------------    -------------     ------------   ----------     ------------
Units outstanding, beginning of period        -             -              -               -             -              -
Participant deposits                        4,368           150         24,628          20,981          2,121            150
Participant transfers                      21,372           -           47,412          23,000           -              -
Participant withdrawals                       (17)          -             (987)            -             -              -
                                        ---------     ---------      ---------       ---------      ---------      ---------
Units outstanding, end of period           25,723           150         71,053          43,981          2,121            150
                                        =========     =========      =========       =========      =========      =========

                                                        MORGAN
                                                     STANLEY FOCUS   TECHNOLOGY
                                      JANUS GROWTH      EQUITY        PORTFOLIO
                                      ------------   -------------   ----------
Units outstanding, beginning of period        -             -              -
Participant deposits                          248           150            150
Participant transfers                      19,188           -              -
Participant withdrawals                       -             -              -
                                        ---------     ---------      ---------
Units outstanding, end of period           19,436           150            150
                                        =========     =========      =========

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
     PHL Variable Insurance Company and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.
     PHL Variable Insurance Company assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable Insurance Company charges each Subaccount the daily equivalent of 0.40%, 0.375% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.
     As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $0 during the period ended December 31, 1999.
     PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PHL Variable Insurance Company.
     On surrender of a contract, no contingent deferred sales charges apply.
NOTE 6--DISTRIBUTION OF NET INCOME
     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
NOTE 7--DIVERSIFICATION REQUIREMENTS
     Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.
     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. PHL Variable Insurance Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO] PricewaterhouseCoopers LLP

To the Board of Directors of PHL Variable Insurance Company and
   Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Engemann Nifty Fifty, Seneca Mid-Cap Growth, Hollister Value Equity, Oakhurst Growth and Income, Schafer Mid-Cap Value, Engemann Capital Growth, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Aberdeen International, Aberdeen New Asia, Seneca Strategic Theme, Oakhurst Strategic Allocation, Goodwin Money Market, Goodwin Multi-Sector Fixed Income, Research Enhanced Index, Wanger U.S. Small Cap, Wanger International Small Cap, Wanger Twenty, Wanger Foreign Forty, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets, Mutual Shares Investments, EAFE Equity Index, Bankers Trust Dow 30, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Morgan Stanley Focus Equity and Technology Portfolio (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1999 by correspondence with fund custodians or transfer agents, provides a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Hartford, Connecticut
March 10, 2000

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

----------------------

                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 1999


                                                          SENECA       HOLLISTER      OAKHURST      SCHAFER
                                            ENGEMANN      MID-CAP       VALUE       GROWTH AND      MID-CAP
                                          NIFTY FIFTY     GROWTH        EQUITY        INCOME        VALUE
                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
ASSETS
        Investments at cost               $  932,766    $  129,354    $  69,613     $1,096,988    $  16,925
                                          ==========    ==========    =========     ==========    =========
        Investments at market             $1,037,073    $  151,560    $  76,527     $1,165,181    $  17,317
                                          ----------    ----------    ---------     ----------    ---------
             Total assets                  1,037,073       151,560       76,527      1,165,181       17,317
                                          ----------    ----------    ---------     ----------    ---------
LIABILITIES
        Accrued expenses to related
        party                                  1,000           123           73          1,100           18
                                          ----------    ----------    ---------     ----------    ---------
NET ASSETS                                $1,036,073    $  151,437    $  76,454     $1,164,081    $  17,299
                                          ==========    ==========    =========     ==========    =========
Accumulation units outstanding               439,251        55,089       31,938        543,575        7,917
                                          ==========    ==========    =========     ==========    =========
Unit value                                $ 2.358727    $ 2.358727    $2.393845     $ 2.141528    $2.185002
                                          ==========    ==========    =========     ==========    =========

                                           ENGEMANN                 DUFF & PHELPS
                                            CAPITAL      OAKHURST    REAL ESTATE     ABERDEEN      ABERDEEN
                                            GROWTH       BALANCED     SECURITIES   INTERNATIONAL   NEW ASIA
                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
ASSETS
        Investments at cost               $1,509,458    $  203,055    $  51,987     $  288,996    $  72,187
                                          ==========    ==========    =========     ==========    =========
        Investments at market             $1,609,549    $  203,285    $  54,551     $  289,316    $  79,023
                                          ----------    ----------    ---------     ----------    ---------
             Total assets                  1,609,549       203,285       54,551        289,316       79,023
                                          ----------    ----------    ---------     ----------    ---------
LIABILITIES
        Accrued expenses to related
        party                                  1,403           184           54            217           69
                                          ----------    ----------    ---------     ----------    ---------
NET ASSETS                                $1,608,146    $  203,101    $  54,497     $  289,099    $  78,954
                                          ==========    ==========    =========     ==========    =========
Accumulation units outstanding               664,201        94,301       25,651        125,194       34,032
                                          ==========    ==========    =========     ==========    =========
Unit value                                $ 2.421174    $ 2.153759    $2.124550     $ 2.309215    $2.320013
                                          ==========    ==========    =========     ==========    =========

                                            SENECA       OAKHURST      GOODWIN        GOODWIN      RESEARCH
                                           STRATEGIC     STRATEGIC      MONEY      MULTI-SECTOR    ENHANCED
                                             THEME      ALLOCATION     MARKET      FIXED INCOME      INDEX
                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
ASSETS
        Investments at cost               $1,355,913    $  116,473   $2,021,852     $  414,266    $ 951,933
                                          ==========    ==========    =========     ==========    =========
        Investments at market              1,391,301    $  115,933   $2,021,852     $  411,922    $ 953,967
                                          ----------    ----------    ---------     ----------    ---------
             Total assets                  1,391,301       115,933    2,021,852        411,922      953,967
LIABILITIES
        Accrued expenses to related
        party                                  1,131           100        1,549            377          761
NET ASSETS                                $1,390,170    $  115,833   $2,020,303     $  411,545    $ 953,206
                                          ==========    ==========    =========     ==========    =========
Accumulation units outstanding               538,255        53,952      996,831        200,308      449,557
                                          ==========    ==========    =========     ==========    =========
Unit value                                $ 2.582732    $ 2.146978    $2.026725       2.054561    $2.120324
                                          ==========    ==========    =========     ==========    =========

                                                          WANGER
                                          WANGER U.S.  INTERNATIONAL    WANGER        WANGER      TEMPLETON
                                           SMALL CAP     SMALL CAP      TWENTY     FOREIGN FORTY    STOCK
                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
ASSETS
        Investments at cost               $  712,557    $  417,062    $  99,839     $   39,974    $ 155,884
                                          ==========    ==========    =========     ==========    =========
        Investments at market             $  773,843    $  548,285    $ 108,244     $   58,885    $ 181,626
                                          ----------    ----------    ---------     ----------    ---------
             Total assets                    773,843       548,285      108,244         58,885      181,626
LIABILITIES
        Accrued expenses to related
        party                                    613           417          116             54          186
                                          ----------    ----------    ---------     ----------    ---------
NET ASSETS                                $  773,230    $  547,868    $ 108,128     $   58,831    $ 181,440
                                          ==========    ==========    =========     ==========    =========
Accumulation units outstanding               338,015       176,962       48,086         19,630       77,545
                                          ==========    ==========    =========     ==========    =========
Unit value                                $ 2.287562    $ 3.095959    $2.248648     $ 2.996933    $2.339821
                                          ==========    ==========    =========     ==========    =========

                      See Notes to Financial Statements
                                      B-22



                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 1999
                                                             (CONTINUED)

                                           TEMPLETON                  TEMPLETON       MUTUAL
                                             ASSET       TEMPLETON    DEVELOPING      SHARES         EAFE
                                           ALLOCATION  INTERNATIONAL    MARKETS     INVESTMENTS   EQUITY INDEX
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
ASSETS
        Investments at cost               $   58,716    $  198,324    $  16,559      $  76,612    $  95,937
                                          ==========    ==========    =========     ==========    =========
        Investments at market             $   63,669    $  221,662    $  18,968      $  79,444    $ 101,625
                                          ----------    ----------    ---------     ----------    ---------
             Total assets                     63,669       221,662       18,968         79,444      101,625
LIABILITIES
        Accrued expenses to related
         party                                    61           216           18             53           95
                                          ----------    ----------    ---------     ----------    ---------
NET ASSETS                                $   63,608    $  221,446    $  18,950     $   79,391    $ 101,530
                                          ==========    ==========    =========     ==========    =========
Accumulation units outstanding                28,649        97,859        7,787         39,777       44,783
                                          ==========    ==========    =========     ==========    =========
Unit value                                $ 2.220287    $ 2.262905    $2.433400     $ 1.995911    $2.267153
                                          ==========    ==========    =========     ==========    =========

                                                         FEDERATED
                                           FEDERATED        HIGH       FEDERATED                    JANUS
                                           U.S. GOV'T      INCOME      U.S. GOV'T      JANUS       FLEXIBLE
                                         SECURITIES II  BOND FUND II     BOND         GROWTH        INCOME
                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
ASSETS
        Investments at cost               $  288,531    $   87,406     $  5,034     $   54,140    $   5,030
                                          ==========    ==========    =========     ==========    =========
        Investments at market             $  287,457    $   89,524     $  5,022     $   54,742    $   5,022
                                          ----------    ----------    ---------     ----------    ---------
             Total assets                    287,457        89,524        5,022         54,742        5,022
LIABILITIES
        Accrued expenses to related part         291            94            2             7             2
                                          ----------    ----------    ---------     ----------    ---------
NET ASSETS                                $  287,166    $   89,430     $  5,020     $   54,735    $   5,020
                                          ==========    ==========    =========     ==========    =========
Accumulation units outstanding               144,595        43,711        2,510         26,525        2,510
                                          ==========    ==========    =========     ==========    =========
Unit value                                $ 1.985997    $ 2.045922    $2.000299     $ 2.063552    $2.000275
                                          ==========    ==========    =========     ==========    =========


                                           TECHNOLOGY
                                           PORTFOLIO
                                           SUBACCOUNT
ASSETS
        Investments at cost               $   18,197
                                          ==========
        Investments at market             $   18,423
                                          ----------
             Total assets                     18,423
LIABILITIES
        Accrued expenses to related part           2
                                          ----------
NET ASSETS                                $   18,421
                                          ==========
Accumulation units outstanding                 8,975
                                          ==========
Unit value                                $ 2.052387
                                          ==========


                        See Notes to Financial Statements
                                        B-23


                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                           ENGEMANN        SENECA       HOLLISTER       OAKHURST
                                                                            NIFTY          MID-CAP        VALUE        GROWTH AND
                                                                            FIFTY          GROWTH         EQUITY         INCOME
                                                                          SUBACCOUNT(1)  SUBACCOUNT(2)  SUBACCOUNT(3)  SUBACCOUNT(4)

Investment income
        Distributions                                                    $      -         $     -         $     162    $    5,235
Expenses
        Mortality, expense risk and administrative charges                    1,788             192             150         2,411
                                                                         ----------       ---------       ---------    ----------
Net investment income (loss)                                                 (1,788)           (192)             12         2,824
                                                                         ----------       ---------       ---------    ----------
Net realized gain (loss) from share transactions                                291              80              40            11
Net realized gain distribution from Fund                                        -             3,628           4,205        13,720
Net unrealized appreciation (depreciation) on investment                    104,307          22,206           6,914        68,193
                                                                         ----------       ---------       ---------    ----------
Net gain (loss) on investments                                              104,598          25,914          11,159        81,924
                                                                         ----------       ---------       ---------    ----------
Net increase (decrease) in net assets resulting from operations          $  102,810       $  25,722       $  11,171    $   84,748
                                                                         ==========       =========       =========    ==========

                                                                                           ENGEMANN                   DUFF & PHELPS
                                                                         SCHAFER MID-       CAPITAL        OAKHURST    REAL ESTATE
                                                                         CAP VALUE          GROWTH         BALANCED     SECURITIES
                                                                        SUBACCOUNT(5)    SUBACCOUNT(6)   SUBACCOUNT(7) SUBACOUNT(8)

Investment income
        Distributions                                                    $      217        $  1,584       $  1,523     $  1,197
Expenses
        Mortality, expense risk and Administrative charges                       33           2,852             295           102
                                                                         ----------       ---------       ---------    ----------
Net investment income (loss)                                                    184         (1,268)           1,228         1,095
                                                                         ----------       ---------       ---------    ----------
Net realized gain (loss) from share transactions                                 (0)            735             113            23
Net realized gain distribution from
Net unrealized appreciation (depreciation) on investment                        392         100,091             230         2,564
                                                                         ----------       ---------       ---------    ----------
Net gain (loss) on investments                                                  392         201,657           6,036         2,587
                                                                         ----------       ---------       ---------    ----------
Net increase (decrease) in net assets resulting from operations          $      576       $ 200,389       $   7,264    $    3,682
                                                                         ==========       =========       =========    ==========

                                                                                                          SENECA        OAKHURST
                                                                          ABERDEEN         ABERDEEN      STRATEGIC     STRATEGIC
                                                                        INTERNATIONAL      NEW ASIA       THEME        ALLOCATION
                                                                        SUBACCOUNT(9)   SUBACCOUNT(10) SUBACCOUNT(11) SUBACCOUNT(12)

Investment income                                                        $    2,700       $      78       $     -      $    1,066
        Distributions
Expenses
        Mortality, expense risk and Administrative charges                      360             110           1,782           185
                                                                         ----------       ---------       ---------    ----------
Net investment income (loss)                                                  2,300             (32)         (1,782)          881
                                                                         ----------       ---------       ---------    ----------
Net realized gain (loss) from share transactions                                 (0)             90             316            32
Net realized gain distribution from Fund                                     23,454              -          134,590         4,627
Net unrealized appreciation (depreciation) on investment                        320           6,836          35,388          (540)
                                                                         ----------       ---------       ---------    ----------
Net gain (loss) on investments                                               23,774           6,926         170,294         4,119
                                                                         ----------       ---------       ---------    ----------
Net increase (decrease) in net assets resulting from operation           $   26,114       $   6,894       $ 168,512    $    5,000
                                                                         ==========       =========       =========    ==========

  (1)   From inception    September 8, 1999  to December 31, 1999
  (2)   From inception    October 12,1999    to December 31, 1999
  (3)   From inception    September 7, 1999  to December 31, 1999
  (4)   From inception    September 8, 1999  to December 31, 1999
  (5)   From inception    October 8, 1999    to December 31, 1999
  (6)   From inception    September 7,1999   to December 31, 1999
  (7)   From inception    September 20, 1999 to December 31, 1999
  (8)   From inception    October 8,1999     to December 31, 1999
  (9)   From inception    October 7,1999     to December 31, 1999
 (10)   From inception    September 17, 1999 to December 31, 1999
 (11)   From inception    September 8,1999   to December 31, 1999
 (12)   From inception    September 8, 1999  to December 31, 1999

                       See Notes to Financial Statements


                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                            (CONTINUED)

                                                                                           GOODWIN      RESEARCH
                                                                          GOODWIN        MULTI-SECTOR    ENHANCED     WANGER U.S.
                                                                        MONEY MARKET    FIXED INCOME      INDEX        SMALL CAP
                                                                       SUBACCOUNT(13)  SUBACCOUNT(14) SUBACCOUNT(15) SUBACCOUNT(16)

Investment income
        Distributions                                                    $   17,702       $   9,479       $   4,674    $       -
Expenses
        Mortality, expense risk and administrative charges                    4,232             801           1,526         1,061
                                                                         ----------       ---------       ---------    ----------
Net investment income (loss)                                                 13,470           8,678           3,148        (1,061)
                                                                         ----------       ---------       ---------    ----------
Net realized gain (loss) from share transations                                 -                 2              (9)           11
Net realized gain distribution from Fund                                        -                 -          45,142           -
Net unrealized appreciation (depreciation) on investment                        -            (2,344)          2,034        61,286
                                                                         ----------       ---------       ---------    ----------
Net gain (loss) on investments                                                  -            (2,342)         47,167        61,297
                                                                         ----------       ---------       ---------    ----------
Net increase (decrease) in net assets resulting from operations          $   13,470       $   6,336       $  50,315    $   60,236
                                                                         ==========       =========       =========    ==========

                                                                            WANGER
                                                                        INTERNATIONAL     WANGER          WANGER      TEMPLETON
                                                                         SMALL CAP        TWENTY       FOREIGN FORTY    STOCK
                                                                        SUBACCOUNT(17)  SUBACCOUNT(18) SUBACCOUNT(19) SUBACCOUNT(20)
Investment income
        Distributions                                                    $      -         $     -         $     -      $      -
Expenses
        Mortality, expense risk and administrative charges                      718             162              92           496
                                                                         ----------       ---------       ---------    ----------
Net investment income (loss)                                                   (718)           (162)            (92)         (496)
                                                                         ----------       ---------       ---------    ----------
Net realized gain (loss) from share transactions                                (12)            968               0           118
Net realized gain distribution from Fund
Net unrealized appreciation (depreciation) on investment                    131,223           8,405          18,911        25,742
                                                                         ----------       ---------       ---------    ----------
Net gain (loss) on investments                                              131,211           9,373          18,911        25,860
                                                                         ----------       ---------       ---------    ----------
Net increase (decrease) in net assets resulting from operations          $  130,493       $   9,211       $  18,819    $   25,364
                                                                         ==========       =========       =========    ==========

                                                                          TEMPLETON                      TEMPLETON      MUTUAL
                                                                            ASSET         TEMPLETON     DEVELOPING      SHARES
                                                                          ALLOCATION   INTERNATIONAL      MARKETS     INVESTMENTS
                                                                        SUBACCOUNT(21)  SUBACCOUNT(22)  SUBACCOUNT(23)SUBACCOUNT(24)

Investment income
        Distributions                                                    $      -         $     -         $     -      $      -
Expenses
        Mortality, expense risk and administrative charges                       96             527              26            87
                                                                         ----------       ---------       ---------    ----------
Net investment income (loss)                                                    (96)           (527)            (26)          (87)
                                                                         ----------       ---------       ---------    ----------
Net realized gain (loss) from share transactions                                  0               3               0            (1)
Net realized gain distribution from Fund                                        -               -               -             -
Net unrealized appreciation (depreciation) on investment                      4,953          23,338           2,409         2,832
                                                                         ----------       ---------       ---------    ----------
Net gain (loss) on investments                                                4,953          23,341           2,409         2,831
                                                                         ----------       ---------       ---------    ----------
Net increase (decrease) in net assets resulting from operations          $    4,857       $  22,814       $   2,383    $    2,744
                                                                         ==========       =========       =========    ==========

 (13)   From inception    August 27, 1999      to December 31, 1999
 (14)   From inception    September 30, 1999   to December 31, 1999
 (15)   From inception    September 7, 1999    to December 31, 1999
 (16)   From inception    September 17, 1999   to December 31, 1999
 (17)   From inception    September 17, 1999   to December 31, 1999
 (18)   From inception    October 28, 1999     to December 31, 1999
 (19)   From inception    November 1, 1999     to December 31, 1999
 (20)   From inception    September 30, 1999   to December 31, 1999
 (21)   From inception    November 1, 1999     to December 31, 1999
 (22)   From inception    September 30, 1999   to December 31, 1999
 (23)   From inception    November 1, 1999     to December 31, 1999
 (24)   From inception    September 7, 1999    to December 31, 1999

                       See Notes to Financial Statements
                                       B-25


                                                       STATEMENT OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                            (CONTINUED)

                                                                                         FEDERATED       FEDERATED     FEDERATED
                                                                        EAFE EQUITY      U.S. GOV'T     HIGH INCOME    U.S.GOV'T
                                                                           INDEX       SECURITIES II    BOND FUND II     BOND
                                                                       SUBACCOUNT(25)  SUBACCOUNT(26)  SUBACCOUNT(2)  SUBACCOUNT(28)

Investment income
        Distributions                                                    $    1,616       $      -        $     -     $        14
 Expenses
        Mortality, expense risk and administrative charges                      156             712             177             2
                                                                         ----------       ---------       ---------    ----------
Net investment income (loss)                                                  1,460            (712)           (177)           12
                                                                         ----------       ---------       ---------    ----------
Net realized gain (loss) from share transactions                                  0             (17)              1           -
Net realized gain distribution from Fund                                      3,018              -               -            -
Net unrealized appreciation (depreciation) on investment                      5,688          (1,074)          2,118           (12)
                                                                         ----------       ---------       ---------    ----------
Net gain (loss) on investments                                                8,706          (1,091)          2,119           (12)
                                                                         ----------       ---------       ---------    ----------
Net increase (decrease) in net assets resulting from operations          $   10,166       $  (1,803)      $   1,942           -
                                                                         ==========       =========       =========    ==========

                                                                                            JANUS
                                                                                           FLEXIBLE       TECHNOLOGY
                                                                        JANUS GROWTH        INCOME        PORTFOLIO
                                                                        SUBACCOUNT(29)   SUBACCOUNT(30) SUBACCOUNT(31)
Investment income
        Distributions                                                    $      -         $      11       $     -
Expenses
        Mortality, expense risk and administrative charges                        7               2               2
                                                                         ----------       ---------       ---------
Net investment income (loss)                                                     (7)              9              (2)
                                                                         ----------       ---------       ---------
Net realized gain (loss) from share transactions                                -               -               -
Net realized gain distribution from Fund                                        -               -               -
Net unrealized appreciation (depreciation) on investment                        602              (8)            226
                                                                         ----------       ---------       ---------
Net gain (loss) on investments                                                  602              (8)            226
                                                                         ----------       ---------       ---------
Net increase (decrease) in net assets resulting from operations          $      595       $       1       $     224
                                                                         ==========       =========       =========

 (25)   From inception    November 1, 1999    to December 31, 1999
 (26)   From inception    September 27, 1999  to December 31, 1999
 (27)   From inception    November 1, 1999    to December 31, 1999
 (28)   From inception    December 21, 1999   to December 31, 1999
 (29)   From inception    December 21, 1999   to December 31, 1999
 (30)   From inception    December 21, 1999   to December 31, 1999
 (31)   From inception    December 21, 1999   to December 31, 1999

                        See Notes to Financial Statements
                                        B-26


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                                        OAKHURST
                                                                          ENGEMANN        SENECA  MID-    HOLLISTER    GROWTH AND
                                                                        NIFTY  FIFTY      CAP GROWTH     VALUE EQUITY    INCOME
                                                                       SUBACCOUNT(1)     SUBACCOUNT(2)  SUBACCOUNT(3) SUBACCOUNT(4)
 FROM OPERATIONS
        Net investment income (loss)                                     $   (1,788)     $      192       $      12     $   2,824
        Net realized gain (loss)                                                291           3,708           4,245        13,731
        Net unrealized appreciation (depreciation)                          104,307          22,206           6,914        68,193
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                   102,810          25,722          11,171        84,748
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                647,573          56,273          40,690       641,134
        Participant transfers                                               290,149          69,442          24,920       445,203
        Participant withdrawals                                              (4,459)            -              (327)       (7,004)
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
         participant transactions                                           933,263         125,715          65,283     1,079,333
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                             1,036,073         151,437          76,454     1,164,081
NET ASSETS
        Beginning of period                                                     -               -               -             -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $1,036,073      $  151,437       $  76,454    $1,164,081
                                                                         ==========       =========       =========    ==========

                                                                                           ENGEMANN                   DUFF & PHELPS
                                                                        SCHAFER MID-       CAPITAL         OAKHURST     REALESTATE
                                                                         CAP VALUE          GROWTH         BALANCED    SECURITIES
                                                                       SUBACCOUNT(5)     SUBACCOUNT(6)   SUBACCOUNT(7)SUBACCOUNT(8)

FROM OPERATIONS
        Net investment income (loss)                                     $      184      $   (1,268)      $   1,228    $    1,095
        Net realized gain (loss)                                                 (0)        101,566           5,806            23
        Net unrealized appreciation (depreciation)                              392         100,091             230         2,564
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                       576         200,389           7,264         3,682
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                 11,642         979,825         145,985        12,726
        Participant transfers                                                 5,081         433,228          50,014        38,089
        Participant withdrawals                                                 -            (5,296)           (162)          -
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
          participant transactions                                           16,723       1,407,757         195,837        50,815
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                                17,299       1,608,146         203,101        54,497
NET ASSETS
        Beginning of period                                                     -              -                -             -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $   17,299      $1,608,146       $ 203,101    $   54,497
                                                                         ==========       =========       =========    ==========

                                                                                                          SENECA        OAKHURST
                                                                          ABERDEEN       ABERDEEN        STRATEGIC      STRATEGIC
                                                                        INTERNATIONAL    NEW ASIA         THEME        ALLOCATION
                                                                        SUBACCOUNT(9)  SUBACCOUNT(10) SUBACCOUNT(11) SUBACCOUNT(12)

FROM OPERATIONS
        Net investment income (loss)                                     $    2,340       $     (32)     $   (1,782)   $      881
        Net realized gain (loss)                                             23,454              90         134,906         4,659
        Net unrealized appreciation (depreciation)                              320           6,836          35,388          (540)
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                    26,114           6,894         168,512         5,000
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                121,951          54,459         862,478        61,704
        Participant transfers                                               141,084          17,601         362,478        49,129
        Participant withdrawals                                                 (50)             -           (3,533)           -
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
          participant transactions                                          262,985          72,060       1,221,658       110,833
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                               289,099          78,954       1,390,170       115,833
                                                                         ----------       ---------       ---------    ----------
NET ASSETS
        Beginning of period                                                     -               -              -              -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $ $289,099       $  78,954      $1,390,170    $  115,833
                                                                         ==========       =========       =========    ==========

                       See Notes to Financial Statements


                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                            (CONTINUED)

                                                                                          GOODWIN       RESEARCH
                                                                           GOODWIN      MULTI-SECTOR    ENHANCED      WANGER U.S.
                                                                        MONEY MARKET    FIXEDINCOME       INDEX        SMALL CAP
                                                                       SUBACCOUNT(13)  SUBACCOUNT(14) SUBACCOUNT(15) SUBACCOUNT(16)

FROM OPERATIONS
        Net investment income (loss)                                     $  13,470        $   8,678       $   3,148    $   (1,061)
        Net realized gain (loss)                                               -                  2          45,133            11
        Net unrealized appreciation (depreciation)                              -            (2,344)          2,034        61,286
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                   13,470            6,336          50,315        60,236
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                              5,140,994         297,184         516,148       467,233
        Participant transfers                                            (3,094,671)        110,361         389,595       248,655
        Participant withdrawals                                             (39,490)         (2,336)         (2,852)        (2,894)
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
         participant transactions                                         2,006,833         405,209         902,891       712,994
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                             2,020,303         411,545         953,206       773,230
NET ASSETS
        Beginning of period                                                    -               -               -              -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $2,020,303       $ 411,545       $ 953,206    $  773,230
                                                                         ==========       =========       =========    ==========

                                                                           WANGER
                                                                        INTERNATIONAL      WANGER        WANGER        TEMPLETON
                                                                          SMALL CAP        TWENTY      FOREIGN FORTY     STOCK
                                                                       SUBACCOUNT(17)   SUBACCOUNT(18) SUBACCOUNT(19) SUBACCOUNT(20)

FROM OPERATIONS
        Net investment income (loss)                                     $     (718)      $    (162)      $     (92)   $     (496)
        Net realized gain (loss)                                                (12)            968               0           118
        Net unrealized appreciation (depreciation)                           131,223           8,405          18,911        25,742
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                   130,493           9,211          18,819        25,364
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                284,150          87,568           3,401       158,502
        Participant transfers                                               133,756          11,349          36,611           -
        Participant withdrawals                                                (531)            -                (0)       (2,426)
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
          participant transactions                                          417,375          98,917          40,012       156,076
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                               547,868         108,128          58,831       181,440
NET ASSETS
        Beginning of period                                                     -               -               -             -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $  547,868       $ 108,128       $  58,831    $  181,440
                                                                         ==========       =========       =========    ==========


                                                                         TEMPLETON                     TEMPLETON         MUTUAL
                                                                           ASSET        TEMPLETON      DEVELOPING        SHARES
                                                                         ALLOCATION    INTERNATIONAL    MARKETS       INVESTMENTS
                                                                       SUBACCOUNT(21)  SUBACCOUNT(22) SUBACCOUNT(23) SUBACCOUNT(24)

FROM OPERATIONS
        Net investment income (loss)                                     $      (96)     $    (527)       $     (26)   $      (87)
        Net realized gain (loss)                                                  0               3               0            (1)
        Net unrealized appreciation (depreciation)                            4,953          23,338           2,409         2,832
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                     4,857          22,814           2,383         2,744
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                 23,168         181,789          15,988        74,147
        Participant transfers                                                35,583          19,207             579         2,500
        Participant withdrawals                                                 -            (2,364)             (0)           -
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
          participant transactions                                           58,751         198,632          16,567        76,647
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                                63,608         221,446          18,950        79,391
NET ASSETS
        Beginning of period                                                     -               -              -              -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $   63,608       $ 221,446       $  18,950    $   79,391
                                                                         ==========       =========       =========    ==========

                       See Notes to Financial Statements
                                       B-28



                                                 STATEMENT OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                             (CONTINUED)

                                                                                        FEDERATED       FEDERATED      FEDERATED
                                                                        EAFE EQUITY     U.S. GOV'T     HIGH INCOME     U.S.GOV'T
                                                                           INDEX       SECURITIES II   BOND FUND II     BOND
                                                                       SUBACCOUNT(25)  SUBACCOUNT(26) SUBACCOUNT(27) SUBACCOUNT(28)

FROM OPERATIONS
        Net investment income (loss)                                     $    1,460       $    (712)      $    (177)   $       12
        Net realized gain (loss)                                              3,018             (17)              1           -
        Net unrealized appreciation (depreciation)                            5,688          (1,074)          2,118           (12)
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) resulting from operations                    10,166          (1,803)          1,942           -
                                                                         ----------       ---------       ---------    ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                 18,003         179,525          28,000           -
        Participant transfers                                                73,361         113,325          59,488         5,020
        Participant withdrawals                                                  (0)         (3,881)            -             -
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets resulting from
          participant transactions                                           91,364         288,969          87,488         5,020
                                                                         ----------       ---------       ---------    ----------
        Net increase (decrease) in net assets                               101,530         287,166          89,430         5,020
NET ASSETS
        Beginning of period                                                     -               -               -             -
                                                                         ----------       ---------       ---------    ----------
        End of period                                                    $  101,530       $ 287,166       $  89,430    $    5,020
                                                                         ==========       =========       =========    ==========

                                                                                            JANUS
                                                                            JANUS          FLEXIBLE      TECHNOLOGY
                                                                           GROWTH           INCOME       PORTFOLIO
                                                                       SUBACCOUNT(29)   SUBACCOUNT(30)  SUBACCOUNT(31)

FROM OPERATIONS
        Net investment income (loss)                                     $       (7)      $       9       $      (2)
        Net realized gain (loss)                                                -               -               -
        Net unrealized appreciation (depreciation)                              602              (8)            226
                                                                         ----------       ---------       ---------
        Net increase (decrease) resulting from operations                       595               1             224
                                                                         ----------       ---------       ---------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                                    -               -               -
        Participant transfers                                                54,140           5,019          18,197
        Participant withdrawals                                                 -               -               -
                                                                         ----------       ---------       ---------
        Net increase (decrease) in net assets resulting from
          participant transactions                                           54,140           5,019          18,197
                                                                         ----------       ---------       ---------
        Net increase (decrease) in net assets                                54,735           5,020          18,421
NET ASSETS
       Beginning of period                                                      -               -              -
                                                                         ----------       ---------       ---------
       End of period                                                     $   54,735       $   5,020       $  18,421
                                                                         ==========       =========       =========

                       See Notes to Financial Statements
                                       B-29

                Footnotes for Statement of Changes in Net Assets
                   For the period ended December 31, 1999

(1)  From inception September 8, 1999       to December 31, 1999
(2)  From inception October 12, 1999        to December 31, 1999
(3)  From inception September 7, 1999       to December 31, 1999
(4)  From inception September 8, 1999       to December 31, 1999
(5)  From inception October 8, 1999         to December 31, 1999
(6)  From inception Sepember 7, 1999        to December 31, 1999
(7)  From inception September 20, 1999      to December 31, 1999
(8)  From inception October 8, 1999         to December 31, 1999
(9)  From inception October 7, 1999         to December 31, 1999
(10) From inception September 17, 1999      to December 31, 1999
(11) From inception September 8, 1999       to December 31, 1999
(12) From inception September 8, 1999       to December 31, 1999
(13) From inception August 27, 1999         to December 31, 1999
(14) From inception September 30, 1999      to December 31, 1999
(15) From inception September 7, 1999       to December 31, 1999
(16) From inception September 17, 1999      to December 31, 1999
(17) From inception September 17, 1999      to December 31, 1999
(18) From inception October 28, 1999        to December 31, 1999
(19) From inception November 1, 1999        to December 31, 1999
(20) From inception September 30, 1999      to December 31, 1999
(21) From inception November 1, 1999        to December 31, 1999
(22) From inception September 30, 1999      to December 31, 1999
(23) From inception November 1, 1999        to December 31, 1999
(24) From inception September 7, 1999       to December 31, 1999
(25) From inception November 1, 1999        to December 31, 1999
(26) From inception September 27, 1999      to December 31, 1999
(27) From inception November 1, 1999        to December 31, 1999
(28) From inception December 21, 1999       to December 31, 1999
(29) From inception December 21, 1999       to December 31, 1999
(30) From inception December 21, 1999       to December 31, 1999
(31) From inception December 21, 1999       to December 31, 1999

                       See Notes to Financial Statements
                                       B-30

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is organized as a unit investment trust and currently consists of 34 Subaccounts, and invests in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, the Templeton Variable Products Series Fund, BT Insurance Funds Trust, Federated Insurance Series, and Morgan Stanley Dean Witter Universal Funds, Inc. (the "Funds"). As of December 31, 1999, 31 of the available 34 Subaccounts were invested in a corresponding series.

   Each Series has distinct investment objectives. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Schafer Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Wanger Twenty Series invests in growth common stock of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series invests in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The Templeton Stock Fund is a capital growth common stock fund. The Templeton Asset Allocation Fund invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares InvSestments Fund is a capital appreciation fund with income as a secondary objective. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index, by investing in a statistically selected sample of the securities found in the matching fund. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial AverageSM before fund expenses. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable Insurance Company and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3----PURCHASES AND SALES OF SHARES OF THE FUNDS
        Purchases and sales of shares of the Funds for the period ended December 31, 1999 aggregated the following:

SUBACCOUNT                                         PURCHASES           SALES
----------                                         ---------           -----
The Phoenix Edge Series Fund:
        Engemann Nifty Fifty                         953,468       $   20,993
        Seneca Mid-Cap Growth                        132,868            3,594
        Hollister Value Equity                        73,220            3,647
        Oakhurst Growth and Income                 1,099,155            2,178
        Schafer Mid-Cap Value                         16,941               16
        Engemann Capital Growth                    1,546,019           37,296
        Oakhurst Balanced                            223,210           20,268
        Duff & Phelps Real Estate Securities          54,556            2,592
        Aberdeen International                       289,139              143
        Aberdeen New Asia                             92,371           20,274
        Seneca Strategic Theme                     1,370,684           15,087
        Oakhurst Strategic Allocation                131,429           14,988
        Goodwin Money Market                       4,989,376        2,967,524
        Goodwin Multi-Sector Fixed Income            417,844            3,580
        Research Enhanced Index                      960,267            8,325
Wanger Advisors Trust:
        Wanger U.S. Small Cap                        713,186              640
        Wanger International Small Cap               418,237            1,163
        Wanger Twenty                                137,983           39,112
        Wanger Foreign Forty                          39,976                2
Templeton Variable Products Series Fund:
        Templeton Stock                              158,503            2,737
        Templeton Asset Allocation                    58,751               35
        Templeton International                      200,603            2,282
        Templeton Developing Markets                  16,570               11
        Mutual Shares Investments                     76,655               42
BT Insurance Funds Trust:
        EAFE Equity Index                             96,001               64
Federated Insurance Series:
        Federated U.S. Gov't Securities II           292,638            4,090
        Federated High Income Bond Fund II            87,489               84
The Phoenix Edge Series Fund:
        Federated U.S. Gov't Bond                      5,034              -
        Janus Growth                                  54,140              -
        Janus Flexible Income                          5,030              -
Morgan Stanley Dean Witter Universal Funds, Inc.:
        Technology Portfolio                          18,197              -


                                                  PHL VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4----PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 1999 (IN UNITS)

                                                                              SUBACCOUNT
                                        -------------------------------------------------------------------------------------
                                                                                        OAKHURST                  ENGEMANN
                                          ENGEMANN        SENECA MID-     HOLLISTER    GROWTH AND   SCHAFER MID-   CAPITAL
                                         NIFTY FIFTY      CAP GROWTH    VALUE EQUITY     INCOME     CAP VALUE      GROWTH
                                        ------------      -----------   ------------   ----------   ------------  ----------


Units outstanding, begining of period            -              -             -             -             -            -
Participant deposits                         302,425         24,183        20,072       325,838         5,397      456,993
Participant transfers                        138,536         30,906        12,021       221,230         2,520      209,811
Participant withdrawals                       (1,710)           -            (155)       (3,493)          -         (2,603)
                                          ----------      ---------    ----------     ---------     ---------    ---------
Units outstanding, end of period             439,251         55,089        31,938       543,575         7,917      664,201
                                          ==========      =========    ==========     =========     =========    =========

                                                         DUFF & PHELPS                                SENECA      OAKHURST
                                            OAKHURST      REAL ESTATE     ABERDEEN     ABERDEEN     STRATEGIC    STRATEGIC
                                            BALANCED       SECURITIES   INTERNATIONAL  NEW ASIA       THEME      ALLOCATION
                                        ------------      -----------   ------------   ----------   ------------  ----------
Units outstanding, beginning of period           -              -             -             -             -            -
Participant deposits                          70,113          6,475        57,878        25,579       377,274      29,735
Participant transfers                         24,188         19,176        67,339         8,453       162,083      24,217
Participant withdrawals                          -              -             (23)          -          (1,102)        -
                                          ----------      ---------    ----------     ---------     ---------    ---------
Units outstanding, end of period             94,301          25,651       125,194       34,032        538,255      53,952
                                          ==========      =========    ==========     =========     =========    =========

                                                       GOODWIN MULTI-    RESEARCH                     WANGER
                                            GOODWIN    SECTOR FIXED      ENHANCED    WANGER U.S.   INTERNATIONAL    WANGER
                                         MONEY MARKET     INCOME          INDEX       SMALL CAP     SMALL CAP       TWENTY
                                        ------------      -----------   ------------   ----------   ------------  ----------
Units outstanding, beginning of period           -              -             -             -             -            -
Participant deposits                       2,552,185        146,837       254,926       222,944       125,270       41,786
Participant transfers                     (1,535,912)        54,618       195,888       116,172        51,964        6,300
Participant withdrawals                      (19,442)        (1,147)       (1,257)       (1,101)         (272)          -
                                          ----------      ---------    ----------     ---------     ---------    ---------
Units outstanding, end of period             996,831        200,308       449,557       338,015       176,962       48,086
                                          ==========      =========    ==========     =========     =========    =========

                                                                        TEMPLETON                   TEMPLETON      MUTUAL
                                             WANGER        TEMPLETON      ASSET       TEMPLETON     DEVELOPING     SHARES
                                        FOREIGN FORTY      STOCK     ALLOCATION   INTERNATIONAL    MARKETS     INVESTMENTS
                                        --------------    -----------  ------------   ----------   ------------  ----------
Units outstanding, beginning of period           -              -             -             -             -            -
Participant deposits                           1,388         78,683        10,857        89,910         7,519       38,493
Participant transfers                         18,242            -          17,792         9,091           268        1,284
Participant withdrawals                          -           (1,138)          -          (1,142)          -            -
                                          ----------      ---------    ----------     ---------     ---------    ---------
Units outstanding, end of period              19,630         77,545        28,649        97,859         7,787       39,777
                                          ==========      =========    ==========     =========     =========    =========

                                                          FEDERATED     FEDERATED     FEDERATED                    JANUS
                                          EAFE EQUITY     U.S. GOV'T    HIGH INCOME   U.S. GOV'T     JANUS        FLEXIBLE
                                             INDEX      SECURITIES II   BOND FUND II    BOND         GROWTH        INCOME
                                        ------------      -----------   ------------   ----------   ------------  ----------
Units outstanding, beginning of period           -              -             -             -            -             -
Participant deposits                           9,001         89,832        14,000           -            -             -
Participant transfers                         35,782         56,711        29,711         2,510        26,525        2,510
Participant withdrawals                          -           (1,948)          -             -            -             -
                                          ----------      ---------    ----------     ---------     ---------    ---------
Units outstanding, end of period              44,783        144,595        43,711         2,510        26,525       2,510
                                          ==========      =========    ==========     =========     =========    =========

                                           TECHNOLOGY
                                            PORTFOLIO

Units outstanding, beginning of period           -
Participant deposits                             -
Participant transfers                          8,975
Participant withdrawals                          -
                                          ----------
Units outstanding, end of period               8,975
                                          ==========

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable Insurance Company and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable Insurance Company assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable Insurance Company charges each Subaccount the daily equivalent of 0.40%, 0.725% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $0 during the period ended December 31, 1999.

   PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PHL Variable Insurance Company.

   On surrender of a contract, no contingent deferred sales charges apply.

NOTE 6--DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. PHL Variable Insurance Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[GRAPHIC OMITTED][GRAPHIC OMITTED]

To the Board of Directors of PHL Variable  Insurance Company and
   Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Engemann Nifty Fifty, Seneca Mid-Cap Growth, Hollister Value Equity, Oakhurst Growth and Income, Schafer Mid-Cap Value, Engemann Capital Growth, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Aberdeen International, Aberdeen New Asia, Seneca Strategic Theme, Oakhurst Strategic Allocation, Goodwin Money Market, Goodwin Multi-Sector Fixed Income, Research Enhanced Index, Wanger U.S. Small Cap, Wanger International Small Cap, Wanger Twenty, Wanger Foreign Forty, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets, Mutual Shares Investments, EAFE Equity Index, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Growth, Janus Flexible Income and Technology Portfolio (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1999 by correspondence with fund custodians or transfer agents, provides a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Hartford, Connecticut
March 10, 2000

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

                                                                                           OAKHURST          ENGEMANN
                                 ENGEMANN          SENECA MID-        HOLLISTER           GROWTH AND         CAPITAL
                                NIFTY FIFTY        CAP GROWTH        VALUE EQUITY          INCOME             GROWTH
                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
ASSETS
   Investments at cost         $     139,181      $           8      $         486       $    115,752      $     216,658
                               =============      =============      =============       ============      =============
   Investments at market       $     145,160      $           8      $         494       $    120,350      $     221,867
                               -------------      -------------      -------------       ------------      -------------
       Total assets                  145,160                  8                494            120,350            221,867
LIABILITIES
   Accrued expenses to
     related party                       108                -                    1                 87                161
                               -------------      -------------      -------------       ------------      -------------
NET ASSETS                     $     145,052      $           8      $         493       $    120,263      $     221,706
                               =============      =============      =============       ============      =============
Accumulation units
  outstanding                         60,858                  4                229             53,989             92,006
                               =============      =============      =============       ============      =============
Unit value                     $    2.383432      $    2.236413      $    2.151593       $   2.227552      $    2.409693
                               =============      =============      =============       ============      =============


                                                  DUFF & PHELPS                            SENECA            OAKHURST
                                 OAKHURST          REAL ESTATE         ABERDEEN           STRATEGIC         STRATEGIC
                                 BALANCED          SECURITIES        INTERNATIONAL          THEME           ALLOCATION
                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
ASSETS
   Investments at cost         $      24,796      $       1,678      $       5,319       $    351,112      $      56,164
                               =============      =============      =============       ============      =============
   Investments at market       $      25,899      $       1,663      $       5,135       $    348,968      $      58,128
                               -------------      -------------      -------------       ------------      -------------
       Total assets                   25,899              1,663              5,135            348,968             58,128
LIABILITIES
   Accrued expenses to
     related party                        30                  2                  4                225                 66
                               -------------      -------------      -------------       ------------      -------------
NET ASSETS                     $      25,869      $       1,661      $       5,131       $    348,743      $      58,062
                               =============      =============      =============       ============      =============
Accumulation units
  outstanding                         12,090                819              2,340            134,294             27,251
                               =============      =============      =============       ============      =============
Unit value                     $    2.139688      $    2.029296      $    2.192338       $   2.596857      $    2.130633
                               =============      =============      =============       ============      =============


                                 GOODWIN            RESEARCH                                WANGER
                                  MONEY             ENHANCED          WANGER U.S.        INTERNATIONAL        WANGER
                                  MARKET             INDEX            SMALL CAP           SMALL CAP           TWENTY
                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
ASSETS
   Investments at cost         $     687,380      $      28,769      $      18,642       $     14,847      $       4,422
                               =============      =============      =============       ============      =============
   Investments at market       $     687,380      $      28,335      $      19,936       $     21,543      $       4,757
                               -------------      -------------      -------------       ------------      -------------
       Total assets                  687,380             28,335             19,936             21,543              4,757
LIABILITIES
   Accrued expenses to
     related party                       890                110                 18                 23                  5
                               -------------      -------------      -------------       ------------      -------------
NET ASSETS                     $     686,490      $      28,225      $      19,918       $     21,520      $       4,752
                               =============      =============      =============       ============      =============
Accumulation units
  outstanding                        339,006             13,397              8,631              6,967              2,154
                               =============      =============      =============       ============      =============
Unit value                     $    2.025010      $    2.106858      $    2.307720       $   3.089088      $    2.205925
                               =============      =============      =============       ============      =============


                                                   TEMPLETON            MUTUAL
                                  WANGER           DEVELOPING           SHARES           JANUS EQUITY         JANUS
                               FOREIGN FORTY        MARKETS           INVESTMENTS           INCOME            GROWTH
                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
ASSETS

   Investments at cost         $       4,422      $           2      $         975       $     20,492      $      20,492
                               =============      =============      =============       ============      =============
   Investments at market       $       5,950      $           2      $       1,001       $     21,133      $      21,151
                               -------------      -------------      -------------       ------------      -------------
       Total assets                    5,950                  2              1,001             21,133             21,151
LIABILITIES
   Accrued expenses to
     related party                         6                -                    1                  7                  8
                               -------------      -------------      -------------       ------------      -------------
NET ASSETS                     $       5,944      $           2      $       1,000       $     21,126      $      21,143
                               =============      =============      =============       ============      =============
Accumulation units
  outstanding                          1,984                  1                488             10,246             10,246
                               =============      =============      =============       ============      =============
Unit value                     $    2.996379      $    2.103448      $    2.049767       $   2.061818      $    2.063500
                               =============      =============      =============       ============      =============


                       See Notes to Financial Statements
                                       B-38

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999
                                   (CONTINUED)

                                                     MORGAN
                               JANUS FLEXIBLE       STANLEY           TECHNOLOGY
                                  INCOME          FOCUS EQUITY        PORTFOLIO
                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
ASSETS
   Investments at cost         $      20,535      $      20,492      $      20,492
                               =============      =============      =============
   Investments at market       $      20,502      $      21,249      $      21,036
                               -------------      -------------      -------------
      Total assets                    20,502             21,249             21,036
LIABILITIES
   Accrued expenses to
     related party                         8                  8                  8
                               -------------      -------------      -------------
NET ASSETS                     $      20,494      $      21,241      $      21,028
                               =============      =============      =============
Accumulation units
  outstanding                         10,246             10,246             10,246
                               =============      =============      =============
Unit value                     $    2.000211      $    2.073075      $    2.052328
                               =============      =============      =============


                       See Notes to Financial Statements
                                       B-39

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                                       OAKHURST
                                                               ENGEMANN          SENECA MID-        HOLLISTER          GROWTH AND
                                                              NIFTY FIFTY        CAP GROWTH        VALUE EQUITY          INCOME
                                                             SUBACCOUNT(1)      SUBACCOUNT(2)      SUBACCOUNT(3)      SUBACCOUNT(4)
Investment income
         Distributions                                       $         -        $         -        $           1      $         541
Expenses
         Mortality, expense risk and administrative
           charges                                                     133                -                    1                156
                                                             -------------      -------------      -------------      -------------
Net investment income (loss)                                          (133)               -                    0                385
                                                             -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                       391                -                  -                    1
Net realized gain distribution from Fund                               -                    0                 27              1,418
Net unrealized appreciation (depreciation) on investment             5,979                -                    8              4,598
                                                             -------------      -------------      -------------      -------------
Net gain (loss) on investments                                       6,370                -                   35              6,017
                                                             -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
  operations                                                 $       6,237      $         -        $          35       $      6,402
                                                             =============      =============      =============      =============


                                                               ENGEMANN                            DUFF & PHELPS
                                                                CAPITAL           OAKHURST          REAL ESTATE         ABERDEEN
                                                                GROWTH            BALANCED          SECURITIES        INTERNATIONAL
                                                             SUBACCOUNT(5)      SUBACCOUNT(6)      SUBACCOUNT(7)      SUBACCOUNT(8)
Investment income
         Distributions                                       $         221      $         216      $          53      $          49
Expenses
         Mortality, expense risk and administrative
           charges                                                     271                 72                  6                  3
                                                             -------------      -------------      -------------      -------------
Net investment income (loss)                                           (50)               144                 47                 46
Net realized gain (loss) from share transactions                       272                215                 (0)               -
Net realized gain distribution from Fund                            14,096                725                -                  426
Net unrealized appreciation (depreciation) on investment             5,209              1,103                (15)              (184)
                                                             -------------      -------------      -------------      -------------
Net gain (loss) on investments                                      19,577              2,043                (15)               242
                                                             -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
  operations                                                 $      19,527      $       2,187      $          32      $         288
                                                             =============      =============      =============      =============


                                                                SENECA            OAKHURST            GOODWIN           RESEARCH
                                                               STRATEGIC         STRATEGIC             MONEY            ENHANCED
                                                                 THEME           ALLOCATION           MARKET             INDEX
                                                             SUBACCOUNT(9)      SUBACCOUNT(10)     SUBACCOUNT(11)     SUBACCOUNT(12)
Investment income
         Distributions                                       $         -        $         521      $       9,210      $         136
Expenses
         Mortality, expense risk and administrative
           charges                                                     322                143              2,445                153
                                                             -------------      -------------      -------------      -------------
Net investment income (loss)                                          (322)               378              6,765                (17)
                                                             -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                        (0)                20                -                  567
Net realized gain distribution from Fund                            33,758              2,320                -                1,341
Net unrealized appreciation (depreciation) on investment            (2,144)             1,964                -                 (434)
                                                             -------------      -------------      -------------      -------------
Net gain (loss) on investments                                      31,614              4,304                -                1,474
                                                             -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
  operations                                                 $      31,292      $       4,682      $       6,765      $       1,457
                                                             =============      =============      =============      =============


 (1)  From inception September 16, 1999 to December 31, 1999
 (2)  From inception December 20, to December 31, 1999
 (3)  From inception December 1, 1999 to December 31, 1999
 (4)  From inception October 22, 1999 to December 31, 1999
 (5)  From inception September 3, to December 31, 1999
 (6)  From inception September 3, to December 31, 1999
 (7)  From inception September 3, to December 31, 1999
 (8)  From inception December 1, 1999 to December 31, 1999
 (9)  From inception September 3, to December 31, 1999
(10)  From inception September 3, to December 31, 1999
(11)  From inception August 30, 1999 to December 31, 1999

(12)  From inception September 3, 1999 to December 31, 1999


                       See Notes to Financial Statements
                                       B-40

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                   (CONTINUED)

                                                                                   WANGER
                                                              WANGER U.S.       INTERNATIONAL         WANGER             WANGER
                                                               SMALL CAP          SMALL CAP           TWENTY          FOREIGN FORTY
                                                             SUBACCOUNT(13)     SUBACCOUNT(14)     SUBACCOUNT(15)    SUBACCOUNT(16)
Investment income
         Distributions                                       $           -      $         -        $         -        $         -
Expenses
         Mortality, expense risk and administrative
           charges                                                      39                 45                  7                  8
                                                             -------------      -------------      -------------      -------------
Net investment income (loss)                                           (39)               (45)                (7)                (8)
                                                             -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                       477                424                  0                 (0)
Net realized gain distribution from Fund                               -                  -                  -                  -
Net unrealized appreciation (depreciation) on investment             1,294              6,696                335              1,528
                                                             -------------      -------------      -------------      -------------
Net gain (loss) on investments                                       1,771              7,120                335              1,528
                                                             -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
  operations                                                 $       1,732      $       7,075      $         328      $       1,520
                                                             =============      =============      =============      =============


                                                              TEMPLETON            MUTUAL
                                                              DEVELOPING           SHARES          JANUS EQUITY          JANUS
                                                                MARKETS          INVESTMENTS          INCOME             GROWTH
                                                             SUBACCOUNT(17)     SUBACCOUNT(18)     SUBACCOUNT(19)     SUBACCOUNT(19)
Investment income
         Distributions                                       $         -        $         -        $         -        $         -
Expenses
         Mortality, expense risk and administrative
           charges                                                     -                    1                  7                  8
                                                             -------------      -------------      -------------      -------------
Net investment income (loss)                                           -                   (1)                (7)                (8)
                                                             -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                       -                  -                  -                  -
Net realized gain distribution from Fund                               -                  -                  -                  -
Net unrealized appreciation (depreciation) on investment                 0                 26                641                659
                                                             -------------      -------------      -------------      -------------
Net gain (loss) on investments                                           0                 26                641                659
                                                             -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
  operations                                                 $           0      $          25      $         634      $         651
                                                             =============      =============      =============      =============


                                                                                   MORGAN
                                                             JANUS FLEXIBLE       STANLEY           TECHNOLOGY
                                                                INCOME          FOCUS EQUITY        PORTFOLIO
                                                             SUBACCOUNT(19)     SUBACCOUNT(19)     SUBACCOUNT(19)
Investment income
         Distributions                                       $          43      $         -         $        -
Expenses
         Mortality, expense risk and administrative
           charges                                                       8                  8                  8
                                                             -------------      -------------      -------------
Net investment income (loss)                                            35                 (8)                (8)
                                                             -------------      -------------      -------------
Net realized gain (loss) from share transactions                       -                  -                  -
Net realized gain distribution from Fund                               -                  -                  -
Net unrealized appreciation (depreciation) on investment               (33)               757                544
                                                             -------------      -------------      -------------
Net gain (loss) on investments                                         (33)               757                544
                                                             -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
  operations                                                 $           2      $         749      $         536
                                                             =============      =============      =============

(13) From inception September 16, 1999 to December 31, 1999
(14) From inception September 16, to December 31, 1999
(15) From inception November 1, 1999 to December 31, 1999
(16) From inception November 1, 1999 to December 31, 1999
(17) From inception December 20, to December 31, 1999
(18) From inception December 1, 1999 to December 31, 1999
(19) From inception December 21, to December 31, 1999


                       See Notes to Financial Statements
                                       B-41

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                                       OAKHURST
                                                               ENGEMANN          SENECA MID-        HOLLISTER          GROWTH AND
                                                              NIFTY FIFTY        CAP GROWTH        VALUE EQUITY          INCOME
                                                             SUBACCOUNT(1)      SUBACCOUNT(2)      SUBACCOUNT(3)      SUBACCOUNT(4)
FROM OPERATIONS
     Net investment income (loss)                            $        (133)     $         -        $           0      $         385
     Net realized gain (loss)                                          391                  0                 27              1,419
     Net unrealized appreciation
       (depreciation)                                                5,979                -                    8              4,598
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) resulting from
       operations                                                    6,237                -                   35              6,402
                                                             -------------      -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          108,913                  8                -               55,400
     Participant transfers                                          37,771                -                  458             58,461
     Participant withdrawals                                        (7,869)               -                  -                  -
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                     138,815                  8                458            113,861
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets                         145,052                  8                493            120,263
NET ASSETS
     Beginning of period                                                    -             -                  -                  -
                                                             -------------      -------------      -------------      -------------
     End of period                                           $     145,052      $           8      $         493      $     120,263
                                                             =============      =============      =============      =============


                                                               ENGEMANN                            DUFF & PHELPS
                                                                CAPITAL           OAKHURST          REAL ESTATE         ABERDEEN
                                                                GROWTH            BALANCED          SECURITIES        INTERNATIONAL
                                                             SUBACCOUNT(5)      SUBACCOUNT(6)      SUBACCOUNT(7)      SUBACCOUNT(8)
FROM OPERATIONS
     Net investment income (loss)                            $         (50)     $         144      $          47      $          46
     Net realized gain (loss)                                       14,368                940                 (0)               426
     Net unrealized appreciation
       (depreciation)                                                5,209              1,103                (15)              (184)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) resulting from
       operations                                                   19,527              2,187                 32                288
                                                             -------------      -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           59,439             20,625              1,502              3,009
     Participant transfers                                         150,754              9,119                127              1,834
     Participant withdrawals                                        (8,014)            (6,062)               -                  -
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                     202,179             23,682              1,629              4,843
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets                         221,706             25,869              1,661              5,131
NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                             -------------      -------------      -------------      -------------
     End of period                                           $     221,706      $      25,869       $      1,661      $       5,131
                                                             =============      =============       ============      =============


                                                                SENECA            OAKHURST            GOODWIN           RESEARCH
                                                               STRATEGIC         STRATEGIC             MONEY            ENHANCED
                                                                 THEME           ALLOCATION           MARKET             INDEX
                                                             SUBACCOUNT(9)      SUBACCOUNT(10)     SUBACCOUNT(11)     SUBACCOUNT(12)
FROM OPERATIONS
     Net investment income (loss)                            $        (322)     $         378      $       6,765      $         (17)
     Net realized gain (loss)                                       33,758              2,340                -                1,908
     Net unrealized appreciation
       (depreciation)                                               (2,144)             1,964                -                 (434)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) resulting from
       operations                                                   31,292              4,682              6,765              1,457
                                                             -------------      -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          163,446             32,364          1,186,996              4,754
     Participant transfers                                         154,005             21,016           (489,910)            22,014
     Participant withdrawals                                           -                  -              (17,361)               -
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                     317,451             53,380            679,725             26,768
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets                         348,743             58,062            686,490             28,225
NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                             -------------      -------------      -------------      -------------
     End of period                                           $     348,743      $      58,062      $     686,490      $      28,225
                                                             =============      =============      =============      =============


                       See Notes to Financial Statements
                                       B-42

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                   (CONTINUED)

                                                                                   WANGER
                                                              WANGER U.S.       INTERNATIONAL         WANGER             WANGER
                                                               SMALL CAP          SMALL CAP           TWENTY          FOREIGN FORTY
                                                             SUBACCOUNT(13)     SUBACCOUNT(14)     SUBACCOUNT(15)    SUBACCOUNT(16)
FROM OPERATIONS
     Net investment income (loss)                            $         (39)     $         (45)     $          (7)     $          (8)
     Net realized gain (loss)                                          477                424                  0                 (0)
     Net unrealized appreciation
       (depreciation)                                                1,294              6,696                335              1,528
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) resulting from
       operations                                                    1,732              7,075                328              1,520
                                                             -------------      -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           13,374             11,035                572                572
     Participant transfers                                          12,621              7,916              3,852              3,852
     Participant withdrawals                                        (7,809)            (4,506)               -                  -
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                      18,186             14,445              4,424              4,424
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets                          19,918             21,520              4,752              5,944
NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                             -------------      -------------      -------------      -------------
     End of period                                           $      19,918      $      21,520      $       4,752      $       5,944
                                                             =============      =============      =============      =============


                                                              TEMPLETON            MUTUAL
                                                              DEVELOPING           SHARES          JANUS EQUITY          JANUS
                                                                MARKETS          INVESTMENTS          INCOME             GROWTH
                                                             SUBACCOUNT(17)     SUBACCOUNT(18)     SUBACCOUNT(19)     SUBACCOUNT(19)
FROM OPERATIONS
     Net investment income (loss)                            $         -        $          (1)     $          (7)     $          (8)
     Net realized gain (loss)                                          -                  -                  -                  -
     Net unrealized appreciation
       (depreciation)                                                    0                 26                641                659
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) resulting from
       operations                                                        0                 25                634                651
                                                             -------------      -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                2                -                  -                  -
     Participant transfers                                             -                  975             20,492             20,492
     Participant withdrawals                                           -                  -                  -                  -
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                           2                975             20,492             20,492
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets                               2              1,000             21,126             21,143
NET ASSETS
     Beginning of period                                               -                  -                  -                  -
                                                             -------------      -------------      -------------      -------------
     End of period                                           $           2      $       1,000      $      21,126      $      21,143
                                                             =============      =============      =============      =============


                                                                                   MORGAN
                                                             JANUS FLEXIBLE       STANLEY           TECHNOLOGY
                                                                INCOME          FOCUS EQUITY        PORTFOLIO
                                                             SUBACCOUNT(19)     SUBACCOUNT(19)     SUBACCOUNT(19)
FROM OPERATIONS
     Net investment income (loss)                            $          35      $          (8)     $          (8)
     Net realized gain (loss)                                          -                  -                  -
     Net unrealized appreciation
       (depreciation)                                                  (33)               757                544
                                                             -------------      -------------      -------------
     Net increase (decrease) resulting from
       operations                                                        2                749                536
                                                             -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -
     Participant transfers                                          20,492             20,492             20,492
     Participant withdrawals                                           -                  -                  -
                                                             -------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                      20,492             20,492             20,492
                                                             -------------      -------------      -------------
     Net increase (decrease) in net assets                          20,494             21,241             21,028
NET ASSETS
     Beginning of period                                               -                  -                  -
                                                             -------------      -------------      -------------
     End of period                                           $      20,494      $      21,241      $      21,028
                                                             =============      =============      =============


                       See Notes to Financial Statements
                                       B-43

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                   (CONTINUED)


             Footnotes for Statement of Changes in Net Assets
                  For the period ended December 31, 1999


 (1) From inception September 16, 1999 to December 31, 1999
 (2) From inception December 20, 1999 to December 31, 1999
 (3) From inception December 1, 1999 to December 31, 1999
 (4) From inception October 22, 1999 to December 31, 1999
 (5) From inception September 3, 1999 to December 31, 1999
 (6) From inception September 3, 1999 to December 31, 1999
 (7) From inception September 3, 1999 to December 31, 1999
 (8) From inception December 1, 1999 to December 31, 1999
 (9) From inception September 3, 1999 to December 31, 1999
(10) From inception September 3, 1999 to December 31, 1999
(11) From inception August 30, 1999 to December 31, 1999
(12) From inception September 3, 1999 to December 31, 1999
(13) From inception September 16, 1999 to December 31, 1999
(14) From inception September 16, 1999 to December 31, 1999
(15) From inception November 1, 1999 to December 31, 1999
(16) From inception November 1, 1999 to December 31, 1999
(17) From inception December 20, 1999 to December 31, 1999
(18) From inception December 1, 1999 to December 31, 1999
(19) From inception December 21, 1999 to December 31, 1999



                       See Notes to Financial Statements
                                       B-44

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is organized as a unit investment trust and currently consists of 34 Subaccounts, and invests in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, the Templeton Variable Products Series Fund, BT Insurance Funds Trust, Federated Insurance Series, and Morgan Stanley Dean Witter Universal Funds, Inc. (the "Funds"). As of December 31, 1999, 23 of the available 34 Subaccounts were invested in a corresponding series.


   Each Series has distinct investment objectives. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Wanger Twenty Series invests in growth common stock of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series invests in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Fund is a capital appreciation fund with income as a secondary objective. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. The Phoenix-Schafer Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Templeton Stock Fund is a capital growth common stock fund. The Templeton Asset Allocation Fund invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index, by investing in a statistically selected sample of the securities found in the matching fund. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial AverageSM before fund expenses. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable Insurance Company and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3----PURCHASES AND SALES OF SHARES OF THE FUNDS

  Purchases and sales of shares of the Funds for the period ended December 31, 1999 aggregated the following:

SUBACCOUNT                                                          PURCHASES                      SALES
----------                                                          ---------                      -----
The Phoenix Edge Series Fund:
  Engemann Nifty Fifty                                       $              158,689      $               19,899
  Seneca Mid-Cap Growth                                                           8                         -
  Hollister Value Equity                                                        486                         -
  Oakhurst Growth and Income                                                115,820                          69
  Engemann Capital Growth                                                   248,502                      32,116
  Oakhurst Balanced                                                          54,685                      30,104
  Duff & Phelps Real Estate Securities                                        1,683                           5
  Aberdeen International                                                      5,319                         -
  Seneca Strategic Theme                                                    363,204                      12,092
  Oakhurst Strategic Allocation                                              80,231                      24,087
  Goodwin Money Market                                                    1,545,977                     858,597
  Research Enhanced Index                                                   156,114                     127,912
Wanger Advisors Trust:
  Wanger U.S. Small Cap                                                      26,206                       8,041
  Wanger International Small Cap                                             20,029                       5,606
  Wanger Twenty                                                               4,424                           2
  Wanger Foreign Forty                                                        4,424                           2
Templeton Variable Products Series Fund:
  Templeton Developing Markets                                                    2                         -
  Mutual Shares Investments                                                     975                         -
The Phoenix Edge Series Fund:
  Janus Equity Income                                                        20,492                         -
  Janus Growth                                                               20,492                         -
  Janus Flexible Income                                                      20,535                         -
  Morgan Stanley Focus Equity                                                20,492                         -
Morgan Stanley Dean Witter Universal Funds, Inc.:
  Technology Portfolio                                                       20,492                         -

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4----PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 1999 (IN UNITS)

                                                                                 SUBACCOUNT
                                         -----------------------------------------------------------------------------------------
                                                                                                     OAKHURST           ENGEMANN
                                           ENGEMANN          SENECA MID-         HOLLISTER          GROWTH AND          CAPITAL
                                          NIFTY FIFTY        CAP GROWTH         VALUE EQUITY          INCOME             GROWTH
                                         -------------      -------------      -------------      -------------      -------------
Units outstanding, beginning of period               -                  -                  -                  -                  -
Participant deposits                            47,190                  4                  -             25,241             27,197
Participant transfers                           17,289                  -                229             28,748             68,541
Participant withdrawals                         (3,621)                 -                  -                  -             (3,732)
                                         -------------      -------------      -------------      -------------      -------------
Units outstanding, end of period                60,858                  4                229             53,989             92,006
                                         =============      =============      =============      =============      =============


                                                            DUFF & PHELPS                            SENECA             OAKHURST
                                            OAKHURST         REAL ESTATE         ABERDEEN           STRATEGIC          STRATEGIC
                                            BALANCED          SECURITIES       INTERNATIONAL          THEME            ALLOCATION
                                         -------------      -------------      -------------      -------------      -------------
Units outstanding, beginning of period               -                  -                  -                  -                  -
Participant deposits                            10,504                751              1,448             66,057             16,870
Participant transfers                            4,538                 68                892             68,237             10,381
Participant withdrawals                         (2,952)                 -                  -                  -                  -
                                         -------------      -------------      -------------      -------------      -------------
Units outstanding, end of period                12,090                819              2,340            134,294             27,251
                                         =============      =============      =============      =============      =============



                                                               RESEARCH                              WANGER
                                            GOODWIN            ENHANCED         WANGER U.S.       INTERNATIONAL          WANGER
                                          MONEY MARKET          INDEX            SMALL CAP          SMALL CAP            TWENTY
                                         -------------      -------------      -------------      -------------      -------------
Units outstanding, beginning of period               -                  -                  -                  -                  -
Participant deposits                           590,589              2,354              6,166              5,281                275
Participant transfers                         (243,065)            11,043              6,093              3,718               1879
Participant withdrawals                         (8,518)                 -             (3,628)            (2,032)                 -
                                         -------------      -------------      -------------      -------------      -------------
Units outstanding, end of period               339,006             13,397              8,631              6,967              2,154
                                         =============      =============      =============      =============      =============


                                                              TEMPLETON           MUTUAL                                 JANUS
                                            WANGER            DEVELOPING          SHARES           JANUS EQUITY         FLEXIBLE
                                         FOREIGN FORTY         MARKETS          INVESTMENTS           INCOME             INCOME
                                         -------------      -------------      -------------      -------------      -------------
Units outstanding, beginning of period               -                  -                  -                                     -
Participant deposits                               255                  1                  -                                     -
Participant transfers                            1,729                  0                488             10,246             10,246
Participant withdrawals                              -                  -                  -                  -                  -
                                         -------------      -------------      -------------      -------------      -------------
Units outstanding, end of period                 1,984                  1                488             10,246             10,246
                                         =============      =============      =============      =============      =============


                                                               MORGAN
                                                            STANLEY FOCUS        TECHNOLOGY
                                          JANUS GROWTH         EQUITY            PORTFOLIO
                                         -------------      -------------      -------------
Units outstanding, beginning of period               -                  -
Participant deposits                                 -                  -
Participant transfers                           10,246             10,246             10,246
Participant withdrawals                                                 -                  -
                                         -------------      -------------      -------------
Units outstanding, end of period                10,246             10,246             10,246
                                         =============      =============      =============

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable Insurance Company and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable Insurance Company assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable Insurance Company charges each Subaccount the daily equivalent of 0.40%, 0.825% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $0 during the period ended December 31, 1999.

   PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PHL Variable Insurance Company.

   On surrender of a contract, no contingent deferred sales charges apply.

NOTE 6--DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. PHL Variable Insurance Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS



[logo] PRICEWATERHOUSECOOPERS



To the Board of Directors of PHL Variable Insurance Company and
   Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Engemann Nifty Fifty, Seneca Mid-Cap Growth, Hollister Value Equity, Oakhurst Growth and Income, Engemann Capital Growth, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Aberdeen International, Seneca Strategic Theme, Oakhurst Strategic Allocation, Goodwin Money Market, Research Enhanced Index, Wanger U.S. Small Cap, Wanger International Small Cap, Wanger Twenty, Wanger Foreign Forty, Templeton Developing Markets, Mutual Shares Investments, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity and Technology Portfolio (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1999 by correspondence with fund custodians or transfer agents, provides a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCooopers LLP
PricewaterhouseCoopers LLP
Hartford, Connecticut
March 10, 2000

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

_______________________________

         PHL VARIABLE
         INSURANCE COMPANY
         FINANCIAL STATEMENTS
         DECEMBER 31, 1999

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE

Report of Independent Accountants .........................................B-54

Balance Sheet at December 31, 1999 and 1998 ...............................B-55

Statement of Income, Comprehensive Income and Equity for the Years Ended
 December 31, 1999, 1998 and 1997 .........................................B-56

Statement of Cash Flows for the Years Ended
 December 31, 1999, 1998 and 1997 .........................................B-57

Notes to Financial Statements  .......................................B-58-B-69

[logo]PRICEWATERHOUSECOOPERS

                                                     PRICEWATERHOUSECOOPERS LLP
                                                     100 Pearl Street
                                                     Hartford CT 06103-4508
                                                     Telephone(860) 241 7000
                                                     Facsimile(860) 241 7590








                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
February 15, 2000

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                     DECEMBER 31,
                                                                 1999           1998
                                                                    (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost           $    10,298     $   3,840
Available-for-sale debt securities, at fair value                  55,840        36,480
Policy loans                                                          522           249
Other invested assets                                               1,052         1,064
                                                              -----------     ---------
Total investments                                                  67,712        41,633

Cash and cash equivalents                                          23,039         7,320
Accrued investment income                                             786           511
Deferred policy acquisition costs                                  61,806        36,686
Deferred income taxes                                                             2,178
Deferred and uncollected premiums                                   6,300         1,872
Other assets                                                        4,394         1,860
Goodwill                                                              451           553
Separate account assets                                         1,257,947       782,496
                                                              -----------     ---------
Total assets                                                  $ 1,422,435     $ 875,109
                                                              ===========     =========

LIABILITIES
Contractholders' funds at interest                            $    64,230     $  39,690
Reserves for future policy benefits                                13,910         2,736
Deferred income taxes                                                 209
Other liabilities                                                   7,950         6,077
Separate account liabilities                                    1,257,947       782,496
                                                              -----------     ---------
Total liabilities                                               1,344,246       830,999
                                                              -----------     ---------

EQUITY
Common stock, $5,000 par value (1,000
 shares authorized, 500 shares issued and outstanding)              2,500         2,500
Additional paid-in capital                                         64,864        35,864
Retained earnings                                                  11,538         5,539
Accumulated other comprehensive (loss) income                        (713)          207
                                                              -----------     ---------
Total equity                                                       78,189        44,110
                                                              -----------     ---------

Total liabilities and equity                                  $ 1,422,435     $ 875,109
                                                              ===========     =========


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                            1999               1998                1997
                                                                          (IN THOUSANDS)
REVENUES
Premiums                                                  $   9,838          $   6,280            $    230
Insurance and investment product fees                        20,948             10,998               5,050
Net investment income                                         3,891              2,458               1,543
Net realized investment gains                                     7                 40
                                                          ----------       -----------           ---------

Total revenues                                               34,684             19,776               6,823
                                                          ----------       -----------           ---------

BENEFITS, LOSSES AND EXPENSES
Policy benefits and payments                                  9,248              3,964               1,092
Policy acquisition expenses                                   5,126              4,006               1,310
Other operating expenses                                     11,081              5,359               2,915
                                                          ----------       -----------           ---------

Total benefits, losses and expenses                          25,455             13,329               5,317
                                                          ----------       -----------           ---------

INCOME BEFORE INCOME TAXES                                    9,229              6,447               1,506

Income taxes                                                  3,230              2,257                 553
                                                          ----------       -----------           ---------

NET INCOME                                                    5,999              4,190                 953
                                                          ----------       -----------           ---------

OTHER COMPREHENSIVE (LOSS) INCOME,
 NET OF INCOME TAXES
Unrealized (losses) gains on securities
 arising during period                                         (913)               166                  37
Reclassification adjustment for
 losses included in net income                                   (7)               (40)
                                                          ----------       -----------           ---------
Total other comprehensive (loss) income                        (920)               126                  37
                                                          ----------       -----------           ---------

COMPREHENSIVE INCOME                                          5,079              4,316                 990

Capital contributions                                        29,000             17,000               5,000
                                                          ----------       -----------           ---------
NET INCREASE IN EQUITY                                       34,079             21,316               5,990
EQUITY, BEGINNING OF YEAR                                    44,110             22,794              16,804
                                                          ----------       -----------           ---------

EQUITY, END OF YEAR                                       $  78,189        $    44,110           $  22,794
                                                          =========        ===========           =========




        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                           1999              1998               1997
                                                                       (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
Net income                                             $   5,999          $   4,190           $    953

ADJUSTMENTS TO RECONCILE NET INCOME
 TO NET CASH USED FOR OPERATING ACTIVITIES
Net realized investment gains                                 (7)               (40)
Amortization                                                 102                107                 96
Deferred income taxes                                      2,883               (987)              (916)
Increase in accrued investment income                       (275)              (254)               (49)
Increase in deferred policy acquisition costs            (24,137)           (15,815)           (11,453)
Increase (decrease) in other assets/liabilities            6,085              1,881               (973)
Other, net                                                                                        (209)
                                                       ----------         ---------          ---------
Net cash used for operating activities                    (9,350)           (10,918)           (12,551)
                                                       ----------         ---------          ---------

CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from sales, maturities or repayments of
 available-for-sale debt securities                       11,664             14,133              4,665
Proceeds from maturities or repayments of
 held-to-maturity debt securities                            623                634                212
Purchase of available-for-sale debt securities           (33,397)           (28,360)           (11,003)
Purchase of held-to-maturity debt securities              (7,000)            (1,216)            (1,529)
Increase in policy loans                                    (273)              (249)
Investment in separate accounts                                                                 (1,000)
Other, net                                                   (88)              (177)
                                                       ----------         ---------          ---------
Net cash used for investing activities                   (28,471)           (15,235)            (8,655)
                                                       ----------         ---------          ---------

CASH FLOW FROM FINANCING ACTIVITIES
Capital contributions from parent                         29,000             17,000              5,000
Increase in contractholder funds                          24,540             14,759             16,098
                                                       ----------         ---------          ---------
Net cash provided by financing activities                 53,540             31,759             21,098
                                                       ----------         ---------          ---------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS      15,719              5,606               (108)

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR               7,320              1,714              1,822
                                                       ----------         ---------          ---------

CASH AND CASH EQUIVALENTS, END OF YEAR                 $  23,039          $   7,320          $   1,714
                                                       =========          =========          =========

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net                                 $   3,338          $   1,711          $   2,044


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1998 and 1997 amounts to conform with the 1999 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, mortgage-backed and asset-backed securities. PHL Variable classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities available-for-sale are included as a separate component of equity, net of deferred income taxes and deferred policy acquisition costs.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand and money market instruments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies, limited pay and investment type contracts, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

     GOODWILL

     Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. The costs are amortized on the straight-line method over a period of 10 years, the expected period of benefit from the acquisition. Management periodically reevaluates the propriety of the carrying value of goodwill by comparing estimates of future undiscounted cash flows to the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions.

     For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at market value. Net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in PHL Variable's revenues.

     For Market Value Adjusted separate accounts, contractholders receive interest at a guaranteed rate if the account is held until maturity. In these separate accounts, appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses is reflected as net income or loss in PHL Variable's interest in the separate accounts. Contractholders receive a distribution of interest at a guaranteed interest rate on this annuity option provided funds are not withdrawn from the separate account before the end of their elected guarantee period.

     CONTRACTHOLDERS' FUNDS AT INTEREST

     Contractholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT PRODUCT FEES

     Revenues for investment-type products consist of net investment income and contract charges assessed against the fund values (fees). Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges.

     POLICY LIABILITIES AND ACCRUALS

     Reserves for future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Term life insurance premiums are recorded as premium revenue on a pro-rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for variable annuity products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

     INCOME TAXES

     For the tax year ended December 31, 1999, PHL Variable will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). PHL Variable has been filing on a separate company basis since December 31, 1996.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities, accruals and surrenders, policy acquisition expenses and unrealized gains or losses on investments.

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted,

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company employee pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 1999, the date of the most recent actuarial valuation.

     RECENT ACCOUNTING PRONOUNCEMENTS

     In June, 1999, The Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133." Because of the complexities associated with transactions involving derivative instruments and their prevalent use as hedging instruments and, because of the difficulties associated with the implementation of Statement 133, the effective date of SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" was delayed until fiscal years beginning after June 15, 2000. SFAS No. 133, initially issued on June 15, 1998, requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, the type of hedge transaction. For fair-value hedge transactions in which PHL Variable is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instrument will generally be offset in the income statement by changes in the hedged item's fair value. For cash-flow hedge transactions, in which PHL Variable is hedging the variability of cashflows related to a variable-rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified as earnings in the period in which earnings are impacted by the variability of the cash flows of the hedged item. The ineffective portion of all hedges will be recognized in current period earnings.

     PHL Variable has not yet determined the impact that the adoption of SFAS No. 133 will have on its earnings or statement of financial position.

     PHL Variable adopted SFAS No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

     On January 1, 1999, PHL Variable adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on the Company's results from operations or financial position.

     In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The Company has not estimated the potential effect of the Codification guidance.

3.   INVESTMENTS

     Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:

                                                                        GROSS            GROSS
                                                     AMORTIZED        UNREALIZED       UNREALIZED         FAIR
                                                        COST            GAINS            LOSSES          VALUE
                                                                            (IN THOUSANDS)

     HELD-TO-MATURITY:
     Corporate securities                               $  10,298          $   136         $   (169)      $  10,265
                                                        =========          =======         ========       =========

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                   $   6,475          $     3         $   (156)      $   6,322
     State and political subdivision bonds                 10,366                              (343)         10,023
     Corporate securities                                  16,637                              (983)         15,654
     Mortgage-backed or
      asset-backed securities                              24,194                              (353)         23,841
                                                        ---------          -------         --------       ---------

     Total                                              $  57,672          $     3         $ (1,835)      $  55,840
                                                        =========          =======         ========       =========



     The amortized cost and fair value of investments in debt securities as of December 31, 1998 were as follows:

                                                                           GROSS          GROSS
                                                         AMORTIZED       UNREALIZED     UNREALIZED        FAIR
                                                           COST            GAINS          LOSSES          VALUE
                                                                             (IN THOUSANDS)

     HELD-TO-MATURITY:
     Corporate securities                                $  3,840         $    27        $   (126)       $  3,741
                                                         --------         -------        --------        --------

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                    $  6,515         $   290        $     (9)       $  6,796
     State and political subdivision bonds                  9,485             126             (21)          9,590
     Corporate securities                                  13,605             187             (81)         13,711
     Mortgage-backed or
      asset-backed securities                               6,308              80              (5)          6,383
                                                         --------         -------        --------        --------

     Total                                               $ 35,913         $   683        $   (116)       $ 36,480
                                                         ========         =======        ========        ========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 1999 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                              HELD-TO-MATURITY                AVAILABLE-FOR-SALE
                                                          AMORTIZED           FAIR         AMORTIZED           FAIR
                                                             COST            VALUE            COST            VALUE
                                                                                 (IN THOUSANDS)

     Due in one year or less                              $   1,732        $   1,726       $     500        $     500
     Due after one year through five years                    6,676            6,654          14,282           13,737
     Due after five years through ten years                   1,890            1,884           9,903            9,664
     Due after ten years                                                                       8,793            8,098
     Mortgage-backed or
      asset-backed securities                                                                 24,194           23,841
                                                          ---------        ---------       ---------        ---------

     Total                                                $  10,298        $  10,264       $  57,672        $  55,840
                                                          =========        =========       =========        =========



     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                                                      1999            1998            1997
                                                                                 (IN THOUSANDS)

     Debt securities                                                $  3,362         $  2,142        $  1,301
     Policy loans                                                          7                1
     Other invested assets                                                20                9
     Short-term investments                                              561              344             269
                                                                    --------         --------        --------

                                                                       3,950            2,496           1,570
     Less investment expenses                                             59               38              27
                                                                    --------         --------        --------

     Net investment income                                          $  3,891         $  2,458        $  1,543
                                                                    ========         ========        ========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT GAINS AND LOSSES

     Net unrealized (losses) gains and on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                      1999             1998            1997
                                                                                 (IN THOUSANDS)

     Debt securities                                               $  (2,399)         $   333         $    87
     Deferred policy acquisition costs                                   983             (139)            (30)
     Deferred income taxes (benefits)                                   (496)              68              20
                                                                   ---------          -------         -------

     Net unrealized investment (losses) gains
      on securities available-for-sale                             $    (920)         $   126         $    37
                                                                   =========          =======         =======

     The proceeds from sales of available-for-sale debt securities for the years ended December 31, 1999, 1998 and 1997 were $6.0 million, $10.0 million and $0.2 million, respectively. The gross realized gains or losses associated with these sales were $7.4 thousand, $37.7 thousand and ($0.3) thousand in 1999, 1998 and 1997, respectively.

4.   GOODWILL

     PHL Variable was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.02 million was pushed down to PHL Variable from PM Holdings.

     Goodwill was as follows:

                                                   DECEMBER 31,
                                              1999             1998
                                                  (IN THOUSANDS)

     Goodwill                               $  1,020         $  1,020
     Accumulated amortization                   (569)            (467)
                                            --------         --------

     Total                                  $    451         $    553
                                            ========         ========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   INCOME TAXES

     A summary of income taxes (benefits) in the Statement of Income, Comprehensive Income and Equity for the year ended December 31, is as follows:

                               1999            1998             1997
     Income taxes:

      Current               $    347        $   3,244        $  1,469
      Deferred                 2,883             (987)           (916)
                            --------        ---------        --------

     Total                  $  3,230        $   2,257        $    553
                            ========        =========        ========


     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):

                                                           1999               1998               1997

     Income tax expense at statutory rate                $3,230    35%      $2,256     35%      $ 527    35%
     Dividend received deduction and                         (1)    0%                  0%          1     0%
      tax-exempt interest
     State income tax expense
     Other, net                                               1     0%           1      0%         25     2%
                                                         ------             ------              -----

     Income taxes                                        $3,230    35%      $2,257     35%      $ 553    37%
                                                         ======             ======              =====


     The deferred income tax liability (asset) represents the tax effects of temporary differences. The components as of December 31, were as follows:

                                                                            1999              1998
                                                                                (IN THOUSANDS)

     Deferred policy acquisition costs                                      $  17,775         $  10,953
     Surrender charges                                                        (17,597)          (11,886)
     Investments                                                                  104                72
     Future policyholder benefits                                                 376            (1,374)
     Other                                                                        (65)              (54)
                                                                            ---------         ---------
                                                                                  593            (2,289)

     Net unrealized investment (losses) gains                                    (384)              111
                                                                            ---------         ---------

     Deferred tax liability (asset), net                                    $     209         $  (2,178)
                                                                            =========         =========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Gross deferred income tax assets totaled $18.1 million and $13.3 million at December 31, 1999 and 1998, respectively. Gross deferred income tax liabilities totaled $18.3 million and $11.1 million at December 31, 1999 and 1998, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 1999 and 1998, will be realized.

     PHL Variable's income tax return is not currently being examined; however, income tax years 1996 through 1998 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

6.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive
     (loss) income for the years ended December 31, were as follows:

                                                                       1999             1998             1997
                                                                                   (IN THOUSANDS)

     UNREALIZED (LOSSES) GAINS ON SECURITIES
      AVAILABLE-FOR-SALE ARISING DURING PERIOD:
     Before-tax amount                                                 $  (1,405)         $   256          $    57
     Income tax (benefit) expense                                           (492)              90               20
                                                                       ---------          -------          -------
     Totals                                                                 (913)             166               37
                                                                       ---------          -------          -------

     RECLASSIFICATION ADJUSTMENT FOR (LOSSES)
      REALIZED IN NET INCOME:
     Before-tax amount                                                       (11)             (62)
     Income tax (benefit)                                                     (4)             (22)
                                                                       ---------          -------          -------
     Totals                                                                   (7)             (40)
                                                                       ---------          -------          -------

     NET UNREALIZED (LOSSES) GAINS ON SECURITIES
      AVAILABLE-FOR-SALE:
     Before-tax amount                                                    (1,416)             194               57
     Income tax (benefit) expense                                           (496)              68               20
                                                                       ---------          -------          -------
     Totals                                                             $   (920)         $   126          $    37
                                                                       =========          =======          =======


     The following table summarizes accumulated other comprehensive (loss) income balances:

                                                                            DECEMBER 31,
                                                                       1999             1998
                                                                           (IN THOUSANDS)

     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

     Balance, beginning of year                                         $    207          $    81
     Change during period                                                   (920)             126
                                                                        --------          -------
     Balance, end of year                                               $   (713)         $   207
                                                                        ========          =======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   REINSURANCE

     PHL Variable entered into a reinsurance treaty in 1996 that cedes death benefits to a reinsurer in excess of account balances on variable contracts. Premiums paid by PHL Variable during 1999, 1998 and 1997 were $1,114 thousand, $668 thousand and $259 thousand, respectively, less claims of $22 thousand, $13 thousand and $1 thousand in 1999, 1998 and 1997, respectively.

     In connection with PHL Variable's life insurance products, automatic treaties have been established with four reinsurers and their subsidiaries, covering 90% of the net amount at risk, on a first dollar basis. As of December 31, 1999, PHL Variable had approximately $661.5 million of net insurance in force, including $6.5 billion of direct in force less $5.8 billion of reinsurance ceded. As of December 31, 1998, PHL Variable had approximately $271.6 million of net insurance in force, including $2.7 billion of direct in force less $2.4 billion of reinsurance ceded. As of December 31, 1997, PHL Variable had approximately $9.1 million of net insurance in force, including $80.7 million of direct in force less $71.6 million of reinsurance ceded. No claims were recovered in 1999, 1998 or 1997.

     For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. The reinsurance recoverables were $0 thousand as of December 31, 1999 and $455 thousand and as of December 31, 1998. The claims recovered were $455 thousand for 1999 and $0 for 1998 and 1997, respectively.

8.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to the Company and is reimbursed through a cost allocation process. Investment services are provided for a fee by a Phoenix registered investment advisor.

9.   DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:

                                                 1999             1998
                                                    (IN THOUSANDS)

     Balance at beginning of year                $  36,686        $  21,010
     Acquisition expense deferred                   28,884           19,791
     Amortized to expense during the year           (4,747)          (3,976)
     Adjustment to equity during the year              983             (139)
                                                 ---------        ---------

     Balance at end of year                      $  61,806        $  36,686
                                                 =========        =========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

     INVESTMENT CONTRACTS

     Variable annuity contracts have guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances. The contract liability balances for December 31, 1999 and 1998 were $64.2 million and $39.7 million, respectively.

     OTHER INVESTED ASSETS

     Other invested assets consist of the Company's interest in the separate accounts which are carried at fair value.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.  STATUTORY FINANCIAL INFORMATION

     The life insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1999, there were no material practices not prescribed by the State of Connecticut Insurance Department. Statutory equity differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                             1999             1998              1997
                                                                         (IN THOUSANDS)

     Statutory net income                                    $  (1,655)        $  1,542           $   937
     Deferred policy aquisition costs                           24,136           15,815            11,483
     Future policy benefits                                    (13,496)         (14,056)          (12,271)
     Deferred income taxes                                      (2,882)             987               899
     Other, net                                                   (104)             (98)              (95)
                                                             ---------         --------           -------

     Net income, as reported                                 $   5,999         $  4,190           $   953
                                                             =========         ========           =======


     The following reconciles the statutory surplus and asset valuation reserve
     (AVR) of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements:

                                                            DECEMBER 31,
                                                        1999             1998
                                                           (IN THOUSANDS)

     Statutory surplus and AVR                       $  66,354        $  41,268
     Deferred policy acquisition costs, net             61,072           36,686
     Future policy benefits                            (48,391)         (37,155)
     Investment valuation allowances                    (1,089)             568
     Deferred income taxes                                (208)           2,178
     Other, net                                            451              565
                                                     ---------        ---------

     Equity, as reported                             $  78,189        $  44,110
                                                     =========        =========


     The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 1999 without prior approval is subject to restrictions relating to statutory surplus.

                                     PART C
                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The financial statements are included in Part B and condensed financial information is included in Part A.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between registrant and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Post-Effective Amendment No. 3, filed via Edgar on April 30, 1997.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to registrant's Pre-Effective Amendment No. 1 to its Form N-4 Registration Statement dated July 20, 1995.

               (4) (a) Form of Variable Annuity Contract (Big Edge Choice) is incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.


               (b) Form of Variable Annuity Contract (Big Edge Choice II) is incorporated by reference to registrant's Post-Effective Amendment No. 9 to its Form N-4 Registration Statement on July 15, 1999 (Accession Number 0000949377-99-000237).


               (5)  (a) Form of Application (Big Edge Choice) is incorporated by reference to registrant's Pre-Effective Amendment No. 1 to its Form N-4 Registration Statement dated July 20, 1995.


                    (b) Form of Application (Big Edge Choice II) is incorporated by reference to registrant's Post-Effective Amendment No. 9 to its Form N-4.


               (6)  (a) Charter of PHL Variable Insurance Company is
                        incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9)  Opinion of Edwin L. Kerr, Esq., previously filed.

               (10) (a) Written Consent of Edwin L. Kerr, Esq.

                    (b) Written Consent of PricewaterhouseCoopers LLP.

               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation
                        is incorporated by reference to registrant's
                        Post-Effective Amendment No. 1 to its Form N-4 Registration Statement filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement filed via Edgar on April 19, 1996.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

               NAME                              PRINCIPAL BUSINESS ADDRESS                      POSITION WITH DEPOSITOR


               Carl T. Chadburn*                                                                 Director

               Robert W. Fiondella*                                                              Director and Chairman

               Joseph E. Kelleher**                                                              Director and Senior
                                                                                                 Vice President

               Philip R. McLoughlin*                                                             Director, Executive Vice President
                                                                                                 and Chief Investment Officer

               David W. Searfoss**                                                               Director, Executive Vice President
                                                                                                 and Chief Financial Officer

               Simon Y. Tan*                                                                     Director and President

               Dona D. Young*                                                                    Director and Executive
                                                                                                 Vice President

               Michael J. Gilotti*                                                               Executive Vice President

               Robert G. Lautensack, Jr.*                                                        Senior Vice President


* The principal business address of each of these individuals is PHL Variable Insurance Company, One American Row, Hartford, Connecticut 06102-5056.
** The principal business address of each of these individuals is PHL Variable Insurance Company, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

ITEM 26.  NOT APPLICABLE

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 2000 there were 24,034 contract owners.

ITEM 28.  INDEMNIFICATION

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article III Section 14 of the By-laws of the Company provides: "Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Executive Officers of PEPCO


NAME AND PRINCIPAL                    POSITIONS AND OFFICES
BUSINESS ADDRESS                      WITH UNDERWRITER

Michael E. Haylon**                   Director

Philip R. McLoughlin**                Director and Chairman

William R. Moyer*                     Director, Executive Vice President,
                                      Chief Financial Officer and Treasurer

Barry Mandinach**                     Executive Vice President, Chief Marketing
                                      Officer, Retail Division

John F. Sharry*                       President, Retail Distribution

Robert R. Tousignant*                 Executive Vice President and Chief Sales
                                      Officer, Retail Division

* The principal business address of each of these individuals is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.
** The
principal business address of each of these individuals is 56 Prospect Street, Hartford, Connecticut 06115-0480.

       (c)  Compensation received by PEPCO during Registrant's last fiscal year:


NAME OF
PRINCIPAL                      NET UNDERWRITING                    COMPENSATION               BROKERAGE
UNDERWRITER                    DISCOUNTS AND COMMISSIONS           ON REDEMPTION              COMMISSIONS            COMPENSATION
-----------                    -------------------------           -------------              -----------            ------------
PEPCO                               $15.2 million                        0                         0                       0


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    Registrant hereby undertakes:
       (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;
       (b) to include as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information;
       (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 1st day of May, 2000.

                                       PHL VARIABLE INSURANCE COMPANY
                                       By:  *Simon Y. Tan
                                            Simon Y. Tan
                                            President

                                       PHL VARIABLE ACCUMULATION ACCOUNT
                                       By:  *Simon Y. Tan
                                            Simon Y. Tan
                                            President
                                            of PHL Variable Insurance Company

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 1st day of May, 2000.

       SIGNATURE                                             TITLE
       ---------                                             -----

--------------------------------------------                Director
*Carl T. Chadburn

                                                            Director, Chairman
                                                            (Principal Executive
                                                            Officer)
--------------------------------------------
*Robert W. Fiondella

--------------------------------------------                Director
*Joseph E. Kelleher

--------------------------------------------                Director
*Philip R. McLoughlin

--------------------------------------------                Director
*David W. Searfoss

--------------------------------------------                Director
*Simon Y. Tan

/s/ Dona D. Young                                           Director
--------------------------------------------
*Dona D. Young

By:/s/ Dona D. Young
--------------------------------------------
*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were previously filed.

                                      S-1